As filed with the Securities and Exchange Commission on January 28, 2010
File Nos. 33-85242 and 811-08822

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D C 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ___	☐

Post-Effective Amendment No. 18	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 19	☒

(Check appropriate box or boxes)

CAPITAL MANAGEMENT INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

140 Broadway
New York, New York 10005
(Address of Principal Executive Offices)

888-626-3863
(Registrant’s Telephone Number, including Area Code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA 19090-1904
(Name and Address of Agent for Service)

With copy to:
Jeffrey T. Skinner, Esq.
Kilpatrick Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101

Approximate Date of Proposed Public Offering:	As soon as practicable after the
Effective Date of this Registration Statement

It is proposed that this filing will become effective:  (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on ________ (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[X]	on March 31, 2010 (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2) or
[ ]	on ________ (date) pursuant to paragraph (a)(2) of Rule 485.

PART A

FORM N-1A

PROSPECTUSES

Institutional Shares – CUSIP Number 140296104, NASDAQ Symbol CMEIX
Investor Shares – CUSIP Number 140296203, NASDAQ Symbol CMCIX

CAPITAL MANAGEMENT MID-CAP FUND

A series of the
Capital Management Investment Trust

INSTITUTIONAL SHARES
INVESTOR SHARES

PROSPECTUS
March 31, 2010

The Capital Management Mid-Cap Fund (“Fund”) seeks long-term capital appreciation.  This prospectus (“Prospectus”) includes information about the Fund that you should know before investing.  You should read this prospectus carefully before you invest or send money and keep it for future reference.  If you have any questions or wish to reach Shareholder Services, please call 1-888-626-3863.

Investment Advisor

Capital Management Associates, Inc.
140 Broadway
New York, New York 10005

1-888-626-3863

The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete.  Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution.  Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.  You should read the prospectus carefully before you invest or send money.

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SUMMARY

Investment Objective.  The investment objective of the Capital Management Mid-Cap Fund (“Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  There is no guarantee that the actual expenses will be the same as those shown in the table.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in certain funds in the Capital Management Investment Trust with a similar sales charge.  More information about these and other discounts is available from your financial professional and in the section “Investing in the Fund – Investor Shares” beginning on page 13 of the Prospectus and the section “Purchase of Shares – Reduced Sales Charges” beginning on page 23 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)\

	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	3.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
 Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

	Institutional Shares	Investor Shares
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	None	0.75%
Acquired Fund Fees and Expenses	0.03%	0.03%
Other Expenses	0.95%	0.95%
Total Annual Fund Operating Expenses 1	1.98%	2.73%
Fee Waiver and/or Expense Reimbursement 1	(0.45)%	(0.45)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement 1	1.53%	2.28%

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“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”  The Advisor has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expense) to not more than 1.50%. The contractual agreement cannot be terminated prior to [TO BE DETERMINED] without the Board of Trustees’ approval.  The contractual agreements may continue from year-to-year thereafter, provided such continuation is approved by the Board of Trustees and the Advisor elects to continue the contractual agreement for another year.

Expense Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This expense example assumes that you invest $10,000 in the

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Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same (after giving effect to contractual fee waiver and expense reimbursement, which is expected to continue from year to year).  Although your actual costs may be higher or lower, based on the assumptions your cost would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$156	$578	$1,026	$2,270
Investor Shares	$524	$1,081	$1,663	$3,237

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 18.26% of the average value of its portfolio.

Principal Investment Strategies of the Fund.  The Fund pursues its investment objective by investing primarily in equity securities of medium-capitalization (“mid-cap”) companies.  The Fund considers a mid-cap company to be one that has market capitalization within the range of $1 billion to $12.5 billion.

The Fund’s investment in mid-cap companies will be primarily in equity securities, such as common and preferred stock, securities convertible into common stock and short sales.  Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities, of which at least 80% of its total assets will be invested in the equity securities of mid-cap companies.

In selecting portfolio securities, the Fund’s investment advisor, Capital Management Associates, Inc. (“Advisor”) uses various screens and models to produce a potential universe of companies.  Then through fundamental research, the Advisor selects from that universe companies whose current share price is relatively undervalued.  The Advisor considers selling or reducing the Fund’s holding in a security if the security no longer meets the Advisor’s investment criteria, the company is no longer considered a mid-cap company or the Advisor believes a more attractive investment alternative is available. Final investment decisions are made by the Advisor’s portfolio manager.

Principal Risks of Investing in the Fund.  An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies.  The following is a summary description of certain risks of investing in the Fund.

•      Stock Market and Equity Securities Risk.  Stock markets are volatile and stock prices may decline generally. Stocks can fluctuate in price based upon many different factors, including among others, changes in the company’s financial condition and overall market and economic conditions.  If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•      Mid-Cap Securities Risk.  Investing in the securities of mid-cap companies generally involves greater risk then investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of mid-cap companies may have limited product lines, operating history, markets or financial resources and, therefore, may be more volatile than securities

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of larger, more established companies or the market averages in general. In addition, the market for mid-cap securities may be more limited than the market for larger companies.

•      Market Risk.  The price of and the income generated by the Fund’s securities may decline in response to, amount other things, investor sentiment, general economic and market conditions, regional or global instability, and interest rate fluctuations.

•      Management Style Risk.  The performance of the Fund may be better or worse than the performance of equity funds that focus on other types of equities or have a broader investment style.

•      Short Sales Risk.  The Fund may establish a short position in a stock by selling borrowed shares of the stock.  When the price of any stock that the Fund has sold short rises above the price at which the Fund borrowed and sold the stock, then the Fund may lose money on the short sale.  Accordingly, the Fund is likely to lose value on its short sales in a rising market.  If the broker from whom the stock was borrowed requires that the stock be repaid, then the Fund could be forced to cover short positions earlier than the Fund otherwise would.  If the Fund does not have the assets to cover a short sale, then the Fund’s potential losses on the short will be unlimited because the security’s price may appreciate indefinitely.

Performance.  The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Shares from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad-based securities market index.  The annual returns for the Investor Shares are expected to be substantially similar to the annual return for the Institutional Shares because the classes of shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes of shares do not have the same fees and expenses.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

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Quarterly Returns During This Time Period
Highest	15.15% (quarter ended June 30, 2009)
Lowest	(25.85)% (quarter ended December 31, 2008)
Year to Date	28.73% (quarter ended December 31, 2009)

Average Annual Total Returns (For the Period Ended December 31, 2009)	Past 1 Year	Past 5 Years	Past 10 Years
Capital Management Small-Cap Fund – Institutional Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	28.73% 28.61% 18.67%	2.08% 1.18% 1.78%	4.09% 3.19% 3.40%
Capital Management Small-Cap Fund – Investor Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	23.94% 23.94% 15.56%	0.72% (0.21)% 0.65%	3.03% 2.14% 2.52%
Russell 3000® Index	28.34%	0.76%	(0.20)%
Russell Mid-Cap Value Index	34.21%	1.98%	7.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

Management. Capital Management Associates, Inc. is the investment advisor for the Fund (“Advisor”).  Ralph J. Scarpa is the Fund’s portfolio manager. Mr. Scarpa is President of the Advisor and has been associated with the Advisor since 1995.  He has been the portfolio manager of the Fund since January 1, 2007.

There have been no material pending legal proceedings to which the Advisor or Distributor is a party.

Purchase and Sale of Fund Shares.  The Fund’s minimum investment is as follows:

Institutional Share	Investor Shares
$25,000 minimum initial investment and minimum subsequent investment is $500 ($100 if participating in the automatic investment plan).	$1,000 minimum initial investment and minimum subsequent investment is $500 ($100 if participating in the automatic investment plan).

You may generally purchase, redeem or exchange shares of the Fund on any business day the New York Stock Exchange is open, at the Fund’s net asset value determined after receipt of your request in good order as follows:

•
Through the Fund by mail or bank wire.  Mail requests should be sent to Capital Management Mid-Cap Fund (specify either Institutional or Investor shares) c/o Matrix Capital Group, Inc., 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, Pennsylvania 19090-1904.  For bank wire orders, please call the Fund at 1-888-626-3863 for instructions.

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•	Through authorized Broker-Dealers and Financial Intermediaries. Please contact your broker-dealer or financial intermediary for information.

If your account was opened through the Fund, redemption and exchange requests may be made by telephone by calling the Fund at 1-888-626-3863.

If you have questions about purchasing, redeeming or exchanging shares of the Fund please call the Fund at the number referenced above.

Tax Information. The Fund’s distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”).  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVE

The investment objective of the Capital Management Mid-Cap Fund is to seek long-term capital appreciation.  The Fund’s investment objective may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, which is a diversified separate investment portfolio of the Capital Management Investment Trust (“Trust”), pursues its investment objective by investing primarily in equity securities of medium-capitalization (“mid-cap”) companies.  The Fund considers a mid-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $1 billion to $12.5 billion.

The Fund’s investments in mid-cap companies will be primarily in equity securities of such companies, such as common and preferred stock and securities convertible into common stock.  The Fund intends to invest in a diversified group of mid-cap companies and will not concentrate its investments in any one industry or group.

Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities, of which at least 80% of its total assets will be invested in the equity securities of mid-cap companies.  This investment policy may be changed without shareholder approval upon at least 60 days’ prior written notice to the shareholders.

While the Fund’s primary focus is investment in equity securities, the Fund may sell a security short (i.e., sell a security borrowed from a broker) if the Advisor expects the market price for the security to drop in the future.  When the Fund makes a short sale of a security, the Fund will have to replace the security in the future, whether or not the price declines.  The Fund may hold up to 20% of its net assets in short positions at any time.

In selecting portfolio securities, the Fund’s investment advisor, Capital Management Associates, Inc. (“Advisor”), uses various screens and models to produce a potential universe of approximately 1,100 companies.  Then through fundamental research, the Advisor selects from that universe companies whose current share price is relatively undervalued.  This process often includes visits and/or meetings with company management and contacts with industry experts and suppliers.  Final investment decisions are made by the Advisor’s Portfolio Manager.

The Advisor considers selling or reducing the Fund’s holding in a security if the security no longer meets the Advisor’s investment criteria, the company is no longer considered a mid-cap company or the Advisor believes a more attractive investment alternative is available.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies.  There can be no assurance that the Fund will be successful in meeting its investment objective.

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Since the Fund’s investment strategy utilizes equity securities (concentrating on mid-cap company securities), short-term investment instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments.

Stock Market and Equity Securities Risk.  Investments in equity securities (i.e., common stocks and preferred stocks) are particularly subject to the risk of changing economic, stock market, industry, and company conditions that can adversely affect the value of the Fund’s equity holdings.  Stock markets are volatile and stock prices may decline generally. Stocks can fluctuate in price based upon many different factors, including among others, changes in the company’s financial condition and overall market and economic conditions.  If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mid-Cap Securities.  Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of mid-cap companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general.  Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices.  Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth.  Additionally, mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning mid-cap companies than for larger, more established companies.  These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities.  The Advisor’s ability to choose suitable investments also has a significant impact on the ability of the Fund to achieve its investment objective.

Although investing in securities of mid-cap companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.  Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in larger, more established companies.

Market Risk.  Market risk refers to the possibility that the value of equity securities held by the Fund may decline due to daily fluctuations in the securities markets.  Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions, general equity market conditions and general investor sentiment.  In a declining stock market, prices for all companies (including those in the Fund’s portfolio) may decline regardless of their long-term prospects.  The Fund’s performance per share will change daily in response to such factors.

Management Style Risk.  Since different types of securities (e.g. large-cap, mid-cap, small-cap) tend to shift into and out of favor with stock market investors depending on market and economic conditions, the performance of the Fund may be better or worse than the performance of equity funds that focus on other types of equities or have a broader investment style.

Short Sales Risk.  As explained above, the Fund may establish a short position in a stock by selling borrowed shares of the stock.  Borrowed shares must be repaid (i.e., short positions must be “covered”) whether or not the stock’s price declines.  When the price of any stock that the Fund has sold short rises above the price at which the Fund borrowed and sold the stock, then the Fund may lose money on the

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short sale.  Accordingly, the Fund is likely to lose value on its short sales in a rising market.  If the broker from whom the stock was borrowed requires that the stock be repaid, then the Fund could be forced to cover short positions earlier than the Fund otherwise would.  If the Fund does not have the assets to cover a short sale, then the Fund’s potential losses on the short will be unlimited because the security’s price may appreciate indefinitely.

OTHER INVESTMENT POLICIES

An investment in the Fund should not be considered a complete investment program.  Whether the Fund is an appropriate investment for an investor will depend largely on his/her financial resources and individual investment goals and objectives.  Investors who engage in short-term trading and/or other speculative strategies and styles will not find the Fund to be an appropriate investment vehicle if they want to invest in the Fund for a short period of time.

As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may determine from time to time that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund’s investment restrictions, shares of other investment companies.  Under such circumstances, the Advisor may invest up to 100% of the Fund’s assets in these investments.  Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund’s expenses and the expenses relating to those other investment companies with respect to the Fund’s assets invested in such investment companies.  To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective.  Under normal circumstances, however, the Fund may also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

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MANAGEMENT OF THE FUND

THE INVESTMENT ADVISOR

The Fund’s investment advisor is Capital Management Associates, Inc., 140 Broadway, New York, New York 10005.  The Advisor serves in that capacity pursuant to an advisory contract with the Trust on behalf of the Fund.  Subject to the authority of the Board of Trustees of the Trust (“Trustees”), the Advisor provides guidance and policy direction in connection with its daily management of the Fund’s assets.  The Advisor manages the investment and reinvestment of the Fund’s assets.  The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor is registered as an investment advisor with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended.  The Advisor, organized as a New York corporation in 1982, is controlled by its officers and directors, with the principal shareholders being J.V. Shields, Jr. and David V. Shields.  The Shields brothers have been affiliated with the Advisor since 1982.  Ralph J. Scarpa is responsible for the day-to-day management of the Fund’s portfolio (“Portfolio Manager”).  Mr. Scarpa has been the President of the Advisor since January 1, 2007 and has been affiliated with the Advisor since 1995.  Prior to becoming President of the Advisor, Mr. Scarpa served as a Portfolio Manager of the Advisor.  Mr. Scarpa is also Co-CEO and Managing Member of Wellington Shields & Co., LLC (“WSC”), the distributor for the Fund.  The Advisor has been managing the Fund since its inception and has been providing investment advice to investment companies, individuals, corporations, pension and profit sharing plans, endowments, and other business and private accounts since 1982.  As of February 28, 2010, the Advisor had approximately $____________ million in assets under management.  Mr. Scarpa also serves as Co-CEO and President of Wellington Shields Capital Management a RIA, an affiliate of WSC.  The Fund’s SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of securities in the Fund.

The Advisor’s Compensation.  As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund’s daily average net assets at the annual rate of 1.00% of the first $100 million of the Fund’s net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.  During the fiscal year ended November 30, 2009, the Advisor waived a portion of its advisory fee in the amount of $69,506.  As a result, the advisory fee paid to the Advisor by the Fund as a percentage of average annual net assets for the last fiscal year was 0.55%.

Disclosure Regarding Approval of the Investment Advisory Contract.  A discussion regarding the Trustees’ basis for approving the renewal of the investment advisory contract for the Fund is available in the Fund’s Annual Report to shareholders for the fiscal year ended November 30, 2009 and, when available, the Annual Report for the fiscal year ending November 30, 2010.  You may obtain a copy of these Annual Reports, free of charge, upon request to the Fund.

Expense Limitation Agreement.  In the interest of limiting expenses of the Fund, the Advisor has entered into an expense limitation agreement with the Trust, with respect to the Fund (“Expense Limitation Agreement”), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 1.50% of the average

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daily net assets of the Fund through the period ending [TO BE DETERMINED].  It is expected that the Expense Limitation Agreement will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not “interested persons” of the Trust or any other party to the Expense Limitation Agreement, as defined in the Investment Company Act of 1940, as amended (“1940 Act”); and (ii) have no direct or indirect financial interest in the operation of this Expense Limitation Agreement.  The Expense Limitation Agreement may also be terminated by the Advisor and the Trust at the end of the then current term upon not less than 90-days’ notice to the other party as set forth in the Expense Limitation Agreement.

The Fund may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous three fiscal years, provided the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above.  Consequently, no reimbursement by the Fund will be made unless: (i) the Fund’s assets exceed $10 million; (ii) the Fund’s total annual expense ratio is less than the percentage limits stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Brokerage Practices.  In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates.  The Advisor may not consider sales of shares of the Fund as a factor in the selection of brokers and dealers, but may place portfolio transactions with brokers and dealers that promote or sell the Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of execution and not on sales efforts.  When placing portfolio transactions with a broker or dealer, the Advisor may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other advisory accounts managed by the Advisor.  In aggregating such securities, the Advisor will average the transaction as to price and will allocate available investments in a manner which the Advisor believes to be fair and reasonable to the Fund and such other advisory accounts.  An aggregated order will generally be allocated on a pro rata basis among all participating accounts, based on the relative dollar values of the participating accounts, or using any other method deemed to be fair and reasonable to the Fund and the participating accounts, with any exceptions to such methods involving the Trust being reported by the Advisor to the Trustees.  Certain securities trades will be cleared through Wellington Shields & Co., LLC, a registered broker-dealer affiliate of the Advisor and the distributor of the Fund.

The 1940 Act generally prohibits the Fund from engaging in principal securities transactions with an affiliate of the Advisor.  Thus, the Fund does not engage in principal transactions with any affiliate of the Advisor.  The Fund has adopted procedures, under Rule 17e-1 under the 1940 Act, that are reasonably designed to provide that any brokerage commission the Fund pays to an affiliate of the Advisor does not exceed the usual and customary broker’s commission.  In addition, the Fund will adhere to Section 11(a) of the Securities Exchange Act of 1934 and any applicable rules thereunder governing floor trading.

THE ADMINISTRATOR AND TRANSFER AGENT

Matrix Capital Group, Inc. (“Matrix”) serves as the Fund administrator providing the Fund with certain administrative, fund accounting, and compliance services.  In addition, Matrix serves as the transfer agent and dividend disbursing agent of the Fund.  As indicated later in the section of this prospectus entitled “Investing in the Fund,” Matrix will handle your orders to purchase and redeem shares of the Fund and will disburse dividends paid by the Fund.  Matrix also makes available the office space, equipment, personnel, and facilities required to provide the foregoing services to the Fund.

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THE DISTRIBUTOR

Wellington Shields & Co., LLC (“Distributor”) is the principal underwriter and distributor of the Fund’s shares and serves as the Fund’s exclusive agent for the distribution of Fund shares.  The Distributor may sell the Fund’s shares to or through qualified securities dealers and others.

ADDITIONAL INFORMATION ON EXPENSES

Other Expenses.  In addition to the management fees and Rule 12b-1 fees for the Investor Shares of the Fund, the Fund pays all expenses not assumed by the Fund’s Advisor, including, without limitation: the fees and expenses of its administrator, custodian, transfer agent, independent registered public accounting firm and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.  All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

Annual Fund Operating Expenses.  In the section entitled “Summary – Fees and Expenses of the Fund” the “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are based upon actual expenses incurred by the Fund for the fiscal year ended November 30, 2009.

INVESTING IN THE FUND

PURCHASE OPTIONS

The Fund offers two different classes of shares through this prospectus.  Fund shares may be purchased by any account managed by the Advisor and any other institutional investor or broker-dealer authorized to sell shares of the Fund.  The share classes available to an investor may vary depending on how the investor wishes to purchase shares of the Fund.  The following is a summary of each share class.

Institutional Shares

•	No front-end sales charge.
•	No contingent deferred sales charge.
•	No distribution and service plan (Rule 12b-1) fees.
•	$25,000 minimum initial investment.
•	$500 minimum subsequent investment ($100 if participating in the automatic investment plan).
•	No conversion feature.

Investor Shares

•	A maximum front-end sales charge of 3.00%, as described below.
•	No contingent deferred sales charge.
•	Distribution and service plan (Rule 12b-1) fees of 0.75%.

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•	$1000 minimum initial investment.
•	$500 minimum subsequent investment ($100 if participating in the automatic investment plan).
•	No conversion feature.

When you purchase shares of the Fund, you must choose a share class.  If none is chosen, your investment will be made in the Investor Shares.

INSTITUTIONAL SHARES

Institutional Shares are sold and redeemed at net asset value.  Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Fund.  The minimum initial investment is $25,000 and the minimum subsequent investment is $500 ($100 for those participating in the automatic investment plan).  The Fund may, in the Advisor’s sole discretion, accept certain accounts with less than the minimum investment.

INVESTOR SHARES

Investor Shares are sold subject to a maximum front-end sales charge (load) of 3.00%, so that the term “offering price” includes the front-end sales charge (load).  Shares are redeemed at net asset value.  Shares may be purchased by any account managed by the Advisor and any broker-dealer authorized to sell Fund shares.

The minimum initial investment is $1,000.  The minimum subsequent investment is $500 ($100 for those participating in the automatic investment plan).  The Fund may, in the Advisor’s sole discretion, waive such minimum investment amounts.

Sales Charges

The public offering price of Investor Shares of the Fund equals net asset value plus a sales charge.  The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:

Amount of Transaction At Public Offering Price	Sales Charge As % of Net Amount Invested	Sales Charge As % of Public Offering Price	Dealer Discounts and Brokerage Commissions as % of Public Offering Price
Less than $250,000	3.09%	3.00%	2.80%
$250,000 but less than $500,000	2.56%	2.50%	2.30%
$500,000 or more	2.04%	2.00%	1.80%

From time to time, dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers.  Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated, or amended.  The Distributor, at its expense, may, from time to time, provide additional promotional incentives to dealers who sell Fund shares.

Reduced Sales Charges

Concurrent Purchases.  For purposes of qualifying for a lower sales charge for Investor Shares, investors have the privilege of combining concurrent purchases of the Fund and any other series of the

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Trust affiliated with the Advisor and sold with a sales charge.  This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

Rights of Accumulation.  The sales charge applicable to a purchase of Investor Shares is determined by adding the purchase price of shares to be purchased, including any concurrent purchases as described above, to the aggregate value (at the current offering price) of shares of the Fund previously purchased and then owned, provided the Distributor is notified by such person or his or her broker-dealer each time a purchase is made which would so qualify.  For example, a person who is purchasing Investor Shares with an aggregate value of $50,000 and who currently owns shares of the Fund with a value of $200,000 would pay a sales charge of 2.50% of the offering price on the new investment and 3.00% on the amount previously invested.

Letter of Intent.  Sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated thirteen-month period by completing the “Letter of Intent” section of the Fund Shares Application.  Information about the “Letter of Intent” procedure, including its terms, is contained in the SAI.

Group Plans.  Shares of the Fund may be sold at a reduced or eliminated sales charge to certain Group Plans under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by, its employees, members, or participants.  Information about such arrangements is available from the Distributor.

In order to obtain a reduced sales charge, it may be necessary at the time of purchase for a shareholder to inform the Fund, the Distributor, or his/her broker-dealer of the existence of other accounts or purchases which are eligible to be aggregated to obtain a reduced sales charge.  A shareholder may be required to provide to the Fund, the Distributor, or his/her broker-dealer certain information to verify his/her eligibility for a reduced sales charge.  This information may include, to the extent applicable, the following: (i) information or records regarding shares of the Fund or other funds eligible to be aggregated that are in all accounts (e.g., retirement accounts) held by the shareholder at the Fund; (ii) information or records regarding shares of the Fund or other funds eligible to be aggregated that are in accounts held by the shareholder at broker-dealers; and (iii) information or records regarding shares of the Fund or other funds eligible to be aggregated that are in accounts held by related parties of the shareholder, such as members of the same family or certain qualified groups, at the Fund or at any broker-dealers.

See the SAI for additional information on reduced sales charges.

Complete information regarding the Fund's sales charges, as well as information regarding reduced sales charges (such as concurrent purchases, rights of accumulation, letters of intent, and group plans) and the terms and conditions for the purchase, pricing, and redemption of Fund shares is not available on the internet since the Fund does not have an internet website; however, further information is available by calling the Fund at 1-888-626-3863.

Distribution of the Fund’s Shares

For the Investor Shares of the Fund, the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act.  Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s Investor Shares (this compensation is commonly referred to as “12b-1 fees”).  Because the 12b-1 fees are paid out of the Fund’s assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of fees such as sales loads.

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The Distribution Plan provides that the Fund may pay annually up to 0.75% of the average daily net assets of the Fund’s Investor Shares for activities primarily intended to result in the sale of those shares, including reimbursing entities for providing distribution and shareholder servicing with respect to the Fund’s Investor Shares.  Such expenditures, paid as service fees to any person who sells Investor Shares, may not exceed 0.25% of the Investor Shares’ average annual net asset value.

The Distribution Plan is known as a “compensation” plan because payments are made for services rendered to the Fund with respect to Investor Shares regardless of the level of expenditures made by the Distributor.  The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and concerning their annual consideration of the Distribution Plan’s renewal.  The Distributor has indicated that it expects its expenditures to include, without limitation: (i) the printing and mailing to prospective investors of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports with respect to the Investor Shares of the Fund; (ii) those relating to the development, preparation, printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to the Investor Shares of the Fund; (iii) holding seminars and sales meetings designed to promote the distribution of the Fund’s Investor Shares; (iv) obtaining information and providing explanations to wholesale and retail distributors of the Fund’s investment objectives and policies and other information about the Fund; (v) training sales personnel regarding the Investor Shares of the Fund; and (vi) financing any other activity that the Distributor determines is primarily intended to result in the sale of Investor Shares.  The Distributor may also use a portion of the 12b-1 fees received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the sale of Investor Shares.

PURCHASE AND REDEMPTION PRICE

Determining the Fund’s Net Asset Value.  The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is received, subject to the order being accepted by the Fund in good form.  An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount.  The Fund’s net asset value per share is calculated by dividing the value of the Fund’s total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund.  The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier.  The Fund does not calculate net asset value on business holidays when the NYSE is closed.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.  In determining the value of the Fund’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  The Fund normally uses third party pricing services to obtain market quotations.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a mid-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation; or (iv) the validity of a market quotation received is questionable.  Pursuant to policies adopted by the Trustees, the Advisor consults with the Administrator on a regular basis regarding the need for fair value pricing.  The Advisor is responsible for notifying the Trustees (or the Trust’s Fair Value Committee)

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when it believes that fair value pricing is required for a particular security.  The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing.  A portfolio security’s “fair value” price may differ from the price next available for the portfolio security using the Fund’s normal pricing procedures, and may differ substantially from the price at which the security may ultimately be traded or sold.  If the fair value price differs from the price that would have been determined using the Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security were priced using the Fund’s normal pricing procedures.  The performance of the Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Fund’s normal pricing procedures.  To the extent the Fund invests in other open-end investment companies that are registered under the 1940 Act, the Fund’s net asset value calculations are based upon the net asset value reported by such registered open-end investment companies, and the prospectuses for those companies explain the circumstances under which they will use fair value pricing and the effects of using such fair value pricing.  The Trustees monitor and evaluate the Fund’s use of fair value pricing, and periodically review the results of any fair valuation under the Fund’s policies.

Other Matters.  Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund.  All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after tender.  The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists.  Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund’s shareholders.  During drastic economic and market changes, telephone redemption privileges may be difficult to implement.

PURCHASING SHARES

You may make purchases directly from the Fund by mail or bank wire.  The Fund has also authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund.  Orders will be deemed to have been received by the Fund when an authorized broker, or broker-authorized designee, receives the order, subject to the order being accepted by the Fund in good form.  The orders will be priced at the Fund’s net asset value next computed after the orders are received by the authorized broker or broker-authorized designee.  Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders.  Payment for shares must be made by check from a U.S. financial institution and payable in U.S. dollars.  Cash, money orders, and traveler’s checks will not be accepted by the Fund.  If checks are returned due to insufficient funds or other reasons, your purchase will be canceled.  You will also be responsible for any losses or expenses incurred by the Fund and Matrix.  The Fund will charge a $35 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss.  For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the “Capital Management Mid-Cap Fund,” to:

Capital Management Mid-Cap Fund
Institutional Shares or Investor Shares (please specify)
c/o Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, Pennsylvania  19090-1904

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The application must contain your Social Security Number (“SSN”) or Taxpayer Identification Number (“TIN”).  If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN.  Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met and we have not been notified by the IRS that the particular U.S. investor is subject to back-up withholding.

By sending your check to the Fund, please be aware that you are authorizing the Fund to make a one-time electronic debit from your account at the financial institution indicated on your check.  Your bank account will be debited as early as the same day the Fund receives your payment in the amount of your check.  Your original check will be destroyed once processed, and you will not receive your canceled check back.  If the Fund cannot post the transaction electronically, you authorize the Fund to present an image copy of your check for payment.

Bank Wire Orders.  Purchases may also be made through bank wire orders.  To establish a new account or to add to an existing account by wire, please call the Fund at 1-888-626-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number.  Additionally, please have your financial institution use the following wire instructions:

U.S. Bank, N. A.
ABA #042000013
For credit to: Capital Management Mid-Cap Fund
Account # 130109605555
For further credit to:  [Insert Names(s) on Your Account]
                                [Insert Your Account Number]

Subsequent Investments.  You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price.  The minimum subsequent investment is $500.  Before adding funds by bank wire, please call the Fund at 1-888-626-3863 for wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number.  Mail orders should include, if possible, the “Invest by Mail” stub that is attached to your Fund confirmation statement.  Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan.  The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Exchange Feature.  You may exchange shares of the Fund for shares of any other series of the Trust offered for sale in the state in which you reside.  Shares may be exchanged for shares of any other series of the Trust at the net asset value plus the percentage difference between the sales charge applicable to those shares and any sales charge previously paid in connection with the shares being exchanged.  Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.  The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

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Stock Certificates.  The Fund normally does not issue stock certificates.  Evidence of ownership of shares is provided through entry in the Fund’s share registry.  Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account.  Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account.  Consequently, when an investor opens an account, the Fund will ask for the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor.  The Fund may also ask to see the investor’s driver’s license or other identifying documents.  An investor’s account application will not be considered “complete” and, therefore, an account will not be opened and the investor’s money will not be invested until the Fund receives this required information.  If after opening the investor’s account the Fund is unable to verify the investor’s identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor’s identity is verified; and (ii) close the investor’s account without notice and return the investor’s redemption proceeds to the investor.  If the Fund closes an investor’s account because the Fund was unable to verify the investor’s identity, the Fund will value the account in accordance with the Fund’s next net asset value calculated after the investor’s account is closed.  In that case, the investor’s redemption proceeds may be worth more or less than the investor’s original investment.  The Fund will not be responsible for any losses incurred due to the Fund’s inability to verify the identity of any investor opening an account.

REDEEMING YOUR SHARES

Regular Mail Redemptions.  Regular mail redemption requests should be addressed to:

Capital Management Mid-Cap Fund
Institutional Shares or Investor Shares (please specify)
c/o Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, Pennsylvania  19090-1904

Regular mail redemption requests should include the following:

(1)
Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed.  This request must be signed by all registered shareholders in the exact names in which they are registered;

(2)	Any required signature guarantees (see “Signature Guarantees” below); and
(3)	Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request.  The Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored.  Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer.  In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

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Telephone and Bank Wire Redemptions.  Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone.  You may also redeem shares by bank wire under certain limited conditions.  The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing, using the instructions above.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 215-830-8995).  The confirmation instructions must include the following:

(1)	The name of the Fund and the designation of class (Institutional or Investor);
(2)	Shareholder(s) name and account number;
(3)	Number of shares or dollar amount to be redeemed;
(4)	Instructions for transmittal of redemption proceeds to the shareholder; and
(5)	Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above.  You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum).  Redemption proceeds cannot be wired on days in which your financial institution is not open for business.  You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund.  See “Signature Guarantees” below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund’s custodian for wire redemptions.  If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account.  Your bank or brokerage firm may also impose a charge for processing the wire.  If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-888-626-3863.  Redemption proceeds will only be sent to the financial institution account or person named in your account application currently on file with the Fund.  Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund or its agents to be genuine.  The Fund or its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine.  The Fund, however, will not be liable for any losses due to unauthorized or fraudulent instructions.  The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan.  A shareholder who owns shares of the Fund valued at $250,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100.  Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount.  The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash.  Call or write the Fund for an application form.

Small Accounts.  The Trustees reserve the right to redeem involuntarily any account having a balance of less than $250,000 for the Institutional Shares or $1,000 for the Investor Shares (due to redemptions, exchanges, or transfers, and not due to market action) upon 30-days’ prior written notice.  If the shareholder brings his account balance up to the applicable minimum for the share class during the notice

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period, the account will not be redeemed.  Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees.  To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account.  Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000.  Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind.  The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash.  In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s net asset value per share.  Shareholders receiving them would incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (i) $250,000 or (ii) one percent (1%) of the Fund’s net asset value at the beginning of such period.

Miscellaneous.  The Fund reserves the right to (i) refuse to accept any request to purchase shares of the Fund for any reason; (ii) suspend any redemption request involving recently purchased shares until the check for the recently purchased shares has cleared; or (iii) suspend its offering of shares at any time.

PURCHASING OR REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY

You may purchase or redeem shares of the Fund through an authorized financial intermediary (such as a financial planner or advisor).  To purchase or redeem shares based upon the net asset value of any given day, your financial intermediary must receive your order before the close of regular trading on the NYSE that day.  Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation, and money to the Fund on time.  Your financial intermediary may charge additional transaction fees for its services.

Certain financial intermediaries may have agreements with the Fund that allow them to enter confirmed purchase and redemption orders on behalf of clients and customers.  Under this arrangement, the financial intermediary must send your payment to the Fund by the time the Fund prices its shares on the following business day.

The Fund is not responsible for ensuring that a financial intermediary carries out its obligations.  You should look to the financial intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Fund.

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FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Fund may present a number of risks to other shareholders of the Fund.  These risks may include, among other things, dilution in the value of shares of the Fund held by long-term shareholders, interference with the efficient management by the Advisor of the Fund’s portfolio holdings, and increased brokerage and administration costs.  Due to the potential of a thin market for the Fund’s mid-cap portfolio securities, as well as overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions.  Current shareholders of the Fund may face unfavorable impacts as mid-cap securities may be more volatile than securities for larger, more established companies and it may be more difficult to sell a significant amount of shares to meet redemptions in a limited market.  Frequent Trading may also increase portfolio turnover which may result in increased capital gains taxes for shareholders of the Fund.  These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Trustees have adopted a policy that is intended to discourage and to identify such activity by shareholders of the Fund.  Under the Fund’s adopted policy, the Advisor has the discretion to refuse to accept further purchase and/or exchange orders from an investor if the Advisor believes the investor has a pattern of Frequent Trading that the Advisor considers not to be in the best interests of the other shareholders.  To assist the Advisor in identifying possible Frequent Trading patters, Matrix provides a daily record of shareholder trades to the Advisor.  Matrix also assists the Advisor in monitoring and testing shareholder purchase and redemption orders for possible incidents of Frequent Trading.  Under the Fund’s policy regarding Frequent Trading, the Fund intends to limit investments from investor accounts that purchase and redeem shares over a period of less than ten days in which (i) the redemption amount is within ten percent of the previous purchase amount(s); (ii) the redemption amount is greater than $10,000; and (iii) two or more such redemptions occur during a 60 calendar day period.  In the event such a purchase and redemption pattern occurs, an investor account and any other account with the same taxpayer identification number will be precluded from investing in the Fund (including investments that are part of an exchange transaction) for at least 30 calendar days after the redemption transaction.

This policy is intended to apply uniformly, except that the Fund may not be able to identify or determine that a specific purchase and/or redemption is part of a pattern of Frequent Trading or that a specific investor is engaged in Frequent Trading, particularly with respect to transactions made through accounts such as omnibus accounts or accounts opened through third-party financial intermediaries such as broker-dealers and banks (“Intermediary Accounts”).  Therefore, this policy is not applied to omnibus accounts or Intermediary Accounts.  Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and to purchase, redeem, and exchange Fund shares without the identity of the particular shareholders being known to the Fund.  Like omnibus accounts, Intermediary Accounts normally permit investors to purchase, redeem, and exchange Fund shares without the identity of the underlying shareholder being known to the Fund.  Accordingly, the ability of the Fund to monitor and detect Frequent Trading through omnibus accounts and Intermediary Accounts would be very limited, and there would be no guarantee that the Fund could identify shareholders who might be engaging in Frequent Trading through such accounts or curtail such trading.  The policy will not apply if the Advisor determines that a purchase and redemption pattern is not a Frequent Trading pattern intended to respond to short-term fluctuations in the securities markets, such as inadvertent errors that result in frequent purchases and redemptions.  Inadvertent errors shall include purchases and/or redemptions made unintentionally or by mistake (e.g., where an investor unintentionally or mistakenly invests in the Fund and redeems immediately after recognizing the error).  The investor shall have the burden of proving to the sole satisfaction of the Advisor that a frequent purchase and redemption pattern was the result of an inadvertent error.  In such a case, the Advisor may choose to accept further purchase and/or exchange orders for such investor account.

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Intermediaries may apply frequent trading policies that differ from those described in this prospectus.  If you invest with the Fund through an intermediary, please read that firm’s program materials carefully to learn of any rules or fees that may apply.

Although the Fund has taken steps to discourage Frequent Trading of the Fund’s shares, there is no guarantee that such trading will not occur.

OTHER IMPORTANT INFORMATION

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers.  Additional tax information appears in the SAI.  Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year.  Dividends paid by the Fund derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares.  Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares.

A particular dividend distribution generally will be taxable as qualified dividend income, long-term capital gains, or ordinary income.  Qualified dividend income generally includes dividends paid by U.S. corporations and certain qualifying foreign corporations, provided the foreign corporation is not a passive foreign investment company.  Any distribution resulting from such qualified dividend income received by the Fund will be designated as qualified dividend income.  If the Fund designates a dividend distribution as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met.  If the Fund designates a dividend distribution as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares.  To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.  All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders.

Taxable distributions paid by the Fund to corporate shareholders will be taxed at corporate tax rates.  Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if the dividend had been received in the year it was declared.  Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.  Distributions may be subject to state and local taxes, as well as federal taxes.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund shares.  An exchange of shares may be treated as a sale and may be subject to tax.

22

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2010) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding.  Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due.  Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sales of Fund shares are treated appropriately on their income tax returns.

BENCHMARK DESCRIPTIONS

The Russell 3000 Index is a widely recognized unmanaged index of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in this index.  This index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If this index did pay commissions, expenses or taxes, its returns would be lower.

The Russell Mid-Cap Value Index is a wide recognized unmanaged index designed to measure the performance of the mid-cap  segment of the U.S. equity universe.  It includes those Russell Mid-Cap Index companies with lower price-to-book ratios and lower   forecasted growth values.  This index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following page are intended to help you understand the Fund’s financial performance for the previous five (5) fiscal years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The financial data in the table below have been derived from audited financial statements of the Fund.  The financial data for the fiscal years ended November 30, 2006, 2007, 2008 and 2009 have been audited by ____________________________, an independent registered public accounting firm, whose report covering such year is incorporated by reference into the SAI.  The financial data in the table for the other year was audited by a different independent registered public accounting firm.  This information should be read in conjunction with the Fund’s latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund at 1-888-626-3863.  Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund.

[FINANCIAL HIGHLIGHTS TO BE PROVIDED]

23

ADDITIONAL INFORMATION

CAPITAL MANAGEMENT
MID-CAP FUND

Additional information about the Fund is available in the Fund’s SAI, which is incorporated by reference into this prospectus.  Additional information about the Fund’s investments is also available in the Fund’s Annual and Semi-annual Reports to shareholders.  The Fund’s Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

To request a free copy of the SAI, the Fund’s annual and semi-annual reports and other information about the Fund, or to make inquires about the Fund, please call or write the Fund as provided below.  The Fund does not have an internet website.

By telephone:	1-888-626-3863
By mail:	Capital Management Mid-Cap Fund
c/o Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA 19090-1904

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-551-8090.  Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfosec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C.  20549-0102.

Investment Company Act file number 811-08822

CAPITAL MANAGEMENT
MID-CAP FUND

PROSPECTUS

March 31, 2010

Institutional Shares – CUSIP Number 140296609, NASDAQ Symbol CMSSX
Investor Shares – CUSIP Number 140296500, NASDAQ Symbol CMSVX

CAPITAL MANAGEMENT SMALL-CAP FUND

A series of the
Capital Management Investment Trust

INSTITUTIONAL SHARES
INVESTOR SHARES

PROSPECTUS
March 31, 2010

The Capital Management Small-Cap Fund (“Fund”) seeks long-term capital appreciation.  Current income is a secondary consideration in selecting portfolio investments.  In seeking to achieve its objective, the Fund will invest primarily in equity securities of small-capitalization companies.  This prospectus (“Prospectus”) includes information about the Fund that you should know before investing.  You should read this prospectus carefully before you invest or send money and keep it for future reference.  If you have any questions or wish to reach Shareholder Services, please call 1-888-626-3863.

Investment Advisor
Capital Management Associates, Inc.
140 Broadway
New York, New York 10005

1-888-626-3863

The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete.  Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution.  Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.  You should read the prospectus carefully before you invest or send money.

Table of Contents

Page
SUMMARY	2
INVESTMENT OBJECTIVE	2
SHAREHOLDER FEES	2
ANNUAL FUND OPERATING EXPENSES	2
EXPENSE EXAMPLE	3
PORTFOLIO TURNOVER	3
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND	3
PRINCIPAL RISKS OF INVESTING IN THE FUND	3
PERFORMANCE	4
MANAGEMENT	5
PURCHASE AND SALE OF FUND SHARES	6
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES	6
INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS	7
INVESTMENT OBJECTIVE	7
PRINCIPAL INVESTMENT STRATEGIES	7
PRINCIPAL RISKS OF INVESTING IN THE FUND	7
OTHER INVESTMENT POLICIES	9
DISCLOSURE OF PORTFOLIO HOLDINGS	9
MANAGEMENT OF THE FUND	10
THE INVESTMENT ADVISOR	10
THE ADMINISTRATOR AND TRANSFER AGENT	11
THE DISTRIBUTOR	12
INVESTING IN THE FUND	12
PURCHASE OPTIONS	12
INSTITUTIONAL SHARES	13
INVESTOR SHARES	13
PURCHASE AND REDEMPTION PRICE	15
PURCHASING SHARES	16
REDEEMING YOUR SHARES	18
PURCHASING OR REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY	20
FREQUENT PURCHASES AND REDEMPTIONS	21
OTHER IMPORTANT INFORMATION	22
DIVIDENDS, DISTRIBUTIONS, AND TAXES	22
BENCHMARK DESCRIPTIONS	23
FINANCIAL HIGHLIGHTS	23

i

SUMMARY

Investment Objective.  The investment objective of the Capital Management Small-Cap Fund (“Fund”) is to seek long-term capital appreciation.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  There is no guarantee that the actual expenses will be the same as those shown in the table.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in certain funds in the Capital Management Investment Trust with a similar sales charge.  More information about these and other discounts is available from your financial professional and in the section “Investing in the Fund – Investor Shares” beginning on page 12 of the Prospectus and the section “Purchase of Shares – Reduced Sales Charges” beginning on page [ ] of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	3.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

	Institutional Shares	Investor Shares
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	None	0.75%
Acquired Fund Fees and Expenses	0.05%	0.05
Other Expenses	1.24%	1.24%
Total Annual Fund Operating Expenses 1	2.29%	3.04%
Fee Waiver and/or Expense Reimbursement 1	(0.74)%	(0.74)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement 1	1.55	2.30

1
“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”  The Advisor has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expense) to not more than 1.50%. The contractual agreement cannot be terminated prior to [TO BE DETERMINED] without the Board of Trustees’ approval.  The contractual agreements may continue from year-to-year thereafter, provided such continuation is approved by the Board of Trustees and the Advisor elects to continue the contractual agreement for another year.

2

Expense Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same (after giving effect to contractual fee waiver and expense reimbursement, which is expected to continue from year to year).  Although your actual costs may be higher or lower, based on the assumptions your cost would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$158	$644	$1,158	$2,568
Investor Shares	$526	$1,144	$1,844	$3,504

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.07% of the average value of its portfolio.

Principal Investment Strategies of the Fund.  The Fund pursues its investment objective by investing primarily in equity securities of small-capitalization (“small-cap”) companies.  The Fund considers a small-cap company to be one that has market capitalization within the range of $100 million to $1 billion.

The Fund’s investment in small-cap companies will be primarily in equity securities, such as common and preferred stock, securities convertible into common stock and short sales.  Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities, of which at least 80% of its total assets will be invested in the equity securities of small-cap companies.

While the Fund’s primary focus is investment in equity securities, the Fund has flexibility to invest in other types of securities when the Advisor believes they offer opportunities that are more attractive.  Accordingly, the Fund may invest in derivative instruments, such as purchasing put and call options.  The Fund may also sell a security short (i.e., sell a security borrowed from a broker) if the Advisor expects the market price for the security to drop in the future.  When the Fund makes a short sale of a security, the Fund will have to replace the security in the future, whether or not the price declines.  The Fund may hold up to 20% of its net assets in derivative instruments and short positions at any time.

In selecting portfolio securities, the Fund’s investment advisor, Capital Management Associates, Inc. (“Advisor”) uses various screens and models to produce a potential universe of approximately 1,300 companies.  Then through fundamental research, the Advisor selects from that universe companies whose current share price is relatively undervalued.  The Advisor considers selling or reducing the Fund’s holding in a security if the security no longer meets the Advisor’s investment criteria, the company is no longer considered a small-cap company or the Advisor believes a more attractive investment alternative is available. Final investment decisions are made by the Advisor’s portfolio manager.

Principal Risks of Investing in the Fund.  An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies.  The following is a summary description of certain risks of investing in the Fund.

3

•      Stock Market and Equity Securities Risk.  Stock markets are volatile and stock prices may decline generally. Stocks can fluctuate in price based upon many different factors, including among others, changes in the company’s financial condition and overall market and economic conditions.  If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•      Small-Cap Securities Risk.  Investing in the securities of small-cap companies generally involves greater risk then investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of small-cap companies may have limited product lines, operating history, markets or financial resources and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. In addition, the market for small-cap securities may be more limited than the market for larger companies.

•      Market Risk.  The price of and the income generated by the Fund’s securities may decline in response to, amount other things, investor sentiment, general economic and market conditions, regional or global instability, and interest rate fluctuations.

•      Management Style Risk.  The performance of the Fund may be better or worse than the performance of equity funds that focus on other types of equities or have a broader investment style.

•      Short Sales Risk.  The Fund may establish a short position in a stock by selling borrowed shares of the stock.  When the price of any stock that the Fund has sold short rises above the price at which the Fund borrowed and sold the stock, then the Fund may lose money on the short sale.  Accordingly, the Fund is likely to lose value on its short sales in a rising market.  If the broker from whom the stock was borrowed requires that the stock be repaid, then the Fund could be forced to cover short positions earlier than the Fund otherwise would.  If the Fund does not have the assets to cover a short sale, then the Fund’s potential losses on the short will be unlimited because the security’s price may appreciate indefinitely.

Performance.  The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Shares from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad-based securities market index.  The annual returns for the Investor Shares are expected to be substantially similar to the annual return for the Institutional Shares because the classes of shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes of shares do not have the same fees and expenses.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

4

Quarterly Returns During This Time Period
Highest	17.52% (quarter ended June 30, 2009)
Lowest	(25.85)% (quarter ended December 31, 2008)
Year to Date	21.27% (quarter ended December 31, 2009)

Average Annual Total Returns (For the Period Ended December 31, 2009)	Past 1 Year	Past 5 Years	Past 10 Years
Capital Management Small-Cap Fund – Institutional Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	21.27% 21.21% 13.82%	(1.72)% (1.01)% 1.55%	4.40% 3.77% 3.70%
Capital Management Small-Cap Fund – Investor Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	17.29% 17.29% 11.24%	(0.91)% (0.19)% (0.86)%	3.83% 3.20% 3.20%
S&P 600 Small-Cap Index	25.56%	6.35%	1.35%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

Management. Capital Management Associates, Inc. is the investment advisor for the Fund (“Advisor”).  Ralph J. Scarpa is the Fund’s portfolio manager. Mr. Scarpa is President of the Advisor and has been associated with the Advisor since 1995.  He has been the portfolio manager of the Fund since January 1, 2007.

There have been no material pending legal proceedings to which the Advisor or the Distributor is a party.

5

Purchase and Sale of Fund Shares.  The Fund’s minimum investment is as follows:

Institutional Share	Investor Shares
$25,000 minimum initial investment and minimum subsequent investment is $500 ($100 if participating in the automatic investment plan).	$1,000 minimum initial investment and minimum subsequent investment is $500 ($100 if participating in the automatic investment plan).

You may generally purchase, redeem or exchange shares of the Fund on any business day the New York Stock Exchange is open, at the Fund’s net asset value determined after receipt of your request in good order as follows:

•
Through the Fund by mail or bank wire.  Mail requests should be sent to Capital Management Small-Cap Fund (specify either Institutional or Investor shares) c/o Matrix Capital Group, Inc., 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, Pennsylvania 19090-1904.  For bank wire orders, please call the Fund at 1-888-626-3863 for instructions.

•	Through authorized Broker-Dealers and Financial Intermediaries. Please contact your broker-dealer or financial intermediary for information.

If your account was opened through the Fund, redemption and exchange requests may be made by telephone by calling the Fund at 1-888-626-3863.

If you have questions about purchasing, redeeming or exchanging shares of the Fund please call the Fund at the number referenced above.

Tax Information. The Fund’s distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”).  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

6

INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVE

The investment objective of the Capital Management Small-Cap Fund is to seek long-term capital appreciation.  Current income is a secondary consideration in selecting portfolio investments. The Fund’s investment objective may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, which is a diversified separate investment portfolio of the Capital Management Investment Trust (“Trust”), pursues its investment objective by investing primarily in equity securities of small-capitalization (“small-cap”) companies.  The Fund considers a small-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $100 million to $1 billion.

The Fund’s investments in small-cap companies will be primarily in equity securities of such companies, such as common and preferred stock and securities convertible into common stock.  The Fund intends to invest in a diversified group of small-cap companies and will not concentrate its investments in any one industry or group.

Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities, of which at least 80% of its total assets will be invested in the equity securities of small-cap companies.  This investment policy may be changed without shareholder approval upon at least 60 days’ prior written notice to the shareholders.

While the Fund’s primary focus is investment in equity securities, the Fund has flexibility to invest in other types of securities when the Advisor believes they offer opportunities that are more attractive.  Accordingly, the Fund may invest in derivative instruments, such as purchasing put and call options.  The Fund may also sell a security short (i.e., sell a security borrowed from a broker) if the Advisor expects the market price for the security to drop in the future.  When the Fund makes a short sale of a security, the Fund will have to replace the security in the future, whether or not the price declines.  The Fund may hold up to 20% of its net assets in derivative instruments and short positions at any time.

In selecting portfolio securities, the Fund’s investment advisor, Capital Management Associates, Inc. (“Advisor”), uses various screens and models to produce a potential universe of approximately 1,300 companies.  Then through fundamental research, the Advisor selects from that universe companies whose current share price is relatively undervalued.  This process often includes visits and/or meetings with company management and contacts with industry experts and suppliers.  Final investment decisions are made by the Advisor’s Portfolio Manager.

The Advisor considers selling or reducing the Fund’s holding in a security if the security no longer meets the Advisor’s investment criteria, the company is no longer considered a small-cap company or the Advisor believes a more attractive investment alternative is available.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies.

7

Since the Fund’s investment strategy utilizes equity securities (concentrating on small-cap company securities), short-term investment instruments, derivative instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments.

Stock Market and Equity Securities Risk.  Investments in equity securities (i.e., common stocks and preferred stocks) are particularly subject to the risk of changing economic, stock market, industry, and company conditions that can adversely affect the value of the Fund’s equity holdings.  Stock markets are volatile and stock prices may decline generally. Stocks can fluctuate in price based upon many different factors, including among others, changes in the company’s financial condition and overall market and economic conditions.  If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Small-Cap Securities.  Investing in the securities of small-cap companies generally involves substantially greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of small-cap companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general.  Because small-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices.  Another risk factor is that small-cap companies often have limited product lines, markets, or financial resources and may lack management depth.  Additionally, small-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies.  Small-cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership.  These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities.  Small-cap companies may be more vulnerable than larger companies to adverse business or economic developments.

Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed, and the prices of the companies’ shares could dramatically decline in value.  Therefore, an investment in the Fund may involve a substantially greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.  The Advisor’s ability to choose suitable investments also has a significant impact on the ability of the Fund to achieve its investment objective.

Market Risk.  Market risk refers to the possibility that the value of equity securities held by the Fund may decline due to daily fluctuations in the securities markets.  Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions, general equity market conditions and general investor sentiment.  In a declining stock market, prices for all companies (including those in the Fund’s portfolio) may decline regardless of their long-term prospects.  The Fund’s performance per share will change daily in response to such factors.

Derivative Instruments Risk.  Derivative instruments such as option contracts, futures contracts, and options on future contracts are generally investments whose value depends on (or is derived from) the value of the underlying assets, interest rate, or index.  Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

8

Management Style Risk.  Since different types of securities (e.g. large-cap, mid-cap, small-cap) tend to shift into and out of favor with stock market investors depending on market and economic conditions, the performance of the Fund may be better or worse than the performance of equity funds that focus on other types of equities or have a broader investment style.

Short Sales Risk.  As explained above, the Fund may establish a short position in a stock by selling borrowed shares of the stock.  Borrowed shares must be repaid (i.e., short positions must be “covered”) whether or not the stock's price declines.  When the price of any stock that the Fund has sold short rises above the price at which the Fund borrowed and sold the stock, then the Fund may lose money on the short sale.  Accordingly, the Fund is likely to lose value on its short sales in a rising market.  If the broker from whom the stock was borrowed requires that the stock be repaid, then the Fund could be forced to cover short positions earlier than the Fund otherwise would.  If the Fund does not have the assets to cover a short sale, then the Fund's potential losses on the short will be unlimited because the security's price may appreciate indefinitely.

OTHER INVESTMENT POLICIES

An investment in the Fund should not be considered a complete investment program.  Whether the Fund is an appropriate investment for an investor will depend largely on his/her financial resources and individual investment goals and objectives.  Investors who engage in short-term trading and/or other speculative strategies and styles will not find the Fund to be an appropriate investment vehicle if they want to invest in the Fund for a short period of time.

As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may determine from time to time that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund’s investment restrictions, shares of other investment companies.  Under such circumstances, the Advisor may invest up to 100% of the Fund’s assets in these investments.  Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund’s expenses and the expenses relating to those other investment companies with respect to the Fund’s assets invested in such investment companies.  To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective.  Under normal circumstances, however, the Fund may also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

9

MANAGEMENT OF THE FUND

THE INVESTMENT ADVISOR

The Fund’s investment advisor is Capital Management Associates, Inc., 140 Broadway, New York, New York 10005.  The Advisor serves in that capacity pursuant to an advisory contract with the Trust on behalf of the Fund.  Subject to the authority of the Board of Trustees of the Trust (“Trustees”), the Advisor provides guidance and policy direction in connection with its daily management of the Fund’s assets.  The Advisor manages the investment and reinvestment of the Fund’s assets.  The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor is registered as an investment advisor with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended.  The Advisor, organized as a New York corporation in 1982, is controlled by its officers and directors, with the principal shareholders being J.V. Shields, Jr. and David V. Shields.  The Shields brothers have been affiliated with the Advisor since 1982.  Ralph J. Scarpa is responsible for the day-to-day management of the Fund’s portfolio (“Portfolio Manager”).  Mr. Scarpa has been the President of the Advisor since January 1, 2007 and has been affiliated with the Advisor since 1995.  Prior to becoming President of the Advisor, Mr. Scarpa served as a Portfolio Manager of the Advisor.  Mr. Scarpa is also Co-CEO and Managing Member of Wellington Shields & Co., LLC (“WSC”), the distributor for the Fund.  The Advisor has been managing the Fund since its inception and has been providing investment advice to investment companies, individuals, corporations, pension and profit sharing plans, endowments, and other business and private accounts since 1982.  As of February 28, 2010, the Advisor had approximately $________ million in assets under management.  Mr. Scarpa also serves as Co-CEO and President of Wellington Shields Capital Management a RIA, an affiliate of WSC.  The Fund’s SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of securities in the Fund.

The Advisor’s Compensation.  As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund’s daily average net assets at the annual rate of 1.00% of the first $100 million of the Fund’s net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.  During the fiscal year ended November 30, 2009, the Advisor waived a portion of its advisory fee in the amount of $53,997.  As a result, the advisory fee paid to the Advisor by the Fund as a percentage of average annual net assets for the last fiscal year was 0.26%.

Disclosure Regarding Approval of the Investment Advisory Contract.  A discussion regarding the Trustees’ basis for approving the renewal of the investment advisory contract for the Fund is available in the Fund’s Annual Report to shareholders for the fiscal year ended November 30, 2009 and, when available, the Annual Report for the fiscal year ending November 30, 2010.  You may obtain a copy of these Annual Reports, free of charge, upon request to the Fund.

Expense Limitation Agreement.  In the interest of limiting expenses of the Fund, the Advisor has entered into an expense limitation agreement with the Trust, with respect to the Fund (“Expense Limitation Agreement”), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 1.50% of the average

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daily net assets of the Fund through the period ending [TO BE DETERMINED].  It is expected that the Expense Limitation Agreement will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not “interested persons” of the Trust or any other party to the Expense Limitation Agreement, as defined in the Investment Company Act of 1940, as amended (“1940 Act”); and (ii) have no direct or indirect financial interest in the operation of this Expense Limitation Agreement.  The Expense Limitation Agreement may also be terminated by the Advisor and the Trust at the end of the then current term upon not less than 90 days’ notice to the other party as set forth in the Expense Limitation Agreement.

The Fund may at a later date reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous three fiscal years, provided the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above.  Consequently, no reimbursement by the Fund will be made unless: (i) the Fund’s assets exceed $10 million; (ii) the Fund’s total annual expense ratio is less than the percentage limits stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Brokerage Practices.  In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates.  The Advisor may not consider sales of shares of the Fund as a factor in the selection of brokers and dealers, but may place portfolio transactions with brokers and dealers that promote or sell the Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of execution and not on sales efforts.

When placing portfolio transactions with a broker or dealer, the Advisor may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other advisory accounts managed by the Advisor.  In aggregating such securities, the Advisor will average the transaction as to price and will allocate available investments in a manner which the Advisor believes to be fair and reasonable to the Fund and such other advisory accounts.  An aggregated order will generally be allocated on a pro rata basis among all participating accounts, based on the relative dollar values of the participating accounts, or using any other method deemed to be fair and reasonable to the Fund and the participating accounts, with any exceptions to such methods involving the Trust being reported by the Advisor to the Trustees.  Certain securities trades will be cleared through Wellington Shields & Co., LLC, a registered broker-dealer affiliate of the Advisor and the distributor of the Fund.

The 1940 Act generally prohibits the Fund from engaging in principal securities transactions with an affiliate of the Advisor.  Thus, the Fund does not engage in principal transactions with any affiliate of the Advisor.  The Fund has adopted procedures, under Rule 17e-1 under the 1940 Act, that are reasonably designed to provide that any brokerage commission the Fund pays to an affiliate of the Advisor does not exceed the usual and customary broker’s commission.  In addition, the Fund will adhere to Section 11(a) of the Securities Exchange Act of 1934 and any applicable rules thereunder governing floor trading.

THE ADMINISTRATOR AND TRANSFER AGENT

Matrix Capital Group, Inc. (“Matrix”) serves as the Fund administrator providing the Fund with certain administrative, fund accounting, and compliance services.  In addition, Matrix serves as the transfer agent and dividend disbursing agent of the Fund.  As indicated later in the section of this prospectus entitled “Investing in the Fund,” Matrix will handle your orders to purchase and redeem shares of the Fund and will disburse dividends paid by the Fund.  Matrix also makes available the office space, equipment, personnel, and facilities required to provide the foregoing services to the Fund.

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THE DISTRIBUTOR

Wellington Shields & Co., LLC (“Distributor”) is the principal underwriter and distributor of the Fund’s shares and serves as the Fund’s exclusive agent for the distribution of Fund shares.  The Distributor may sell the Fund’s shares to or through qualified securities dealers or others.

Other Expenses.  In addition to the management fees and Rule 12b-1 fees for the Investor Shares of the Fund, the Fund pays all expenses not assumed by the Fund’s Advisor, including, without limitation: the fees and expenses of its administrator, custodian, transfer agent, independent registered public accounting firm, and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

Annual Fund Operating Expenses.  In the section entitled “Summary – Fees and Expenses of the Fund” the “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are based upon actual expenses incurred by the Fund for the fiscal year ended November 30, 2009.

INVESTING IN THE FUND

PURCHASE OPTIONS

The Fund offers two different classes of shares through this prospectus.  Fund shares may be purchased by any account managed by the Advisor and any other institutional investor or broker-dealer authorized to sell shares of the Fund.  The share classes available to an investor may vary depending on how the investor wishes to purchase shares of the Fund.  The following is a summary of each share class.

Institutional Shares

•	No front-end sales charge.
•	No contingent deferred sales charge.
•	No distribution and service plan (Rule 12b-1) fees.
•	$25,000 minimum initial investment.
•	$500 minimum subsequent investment ($100 if participating in the automatic investment plan).
•	No conversion feature.

Investor Shares

•	A maximum front-end sales charge of 3.00%, as described below.
•	No contingent deferred sales charge.
•	Distribution and service plan (Rule 12b-1) fees of 0.75%.
•	$1,000 minimum initial investment.

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•	$500 minimum subsequent investment ($100 if participating in the automatic investment plan).
•	No conversion feature.

When you purchase shares of the Fund, you must choose a share class.  If none is chosen, your investment will be made in the Investor Shares.

INSTITUTIONAL SHARES

Institutional Shares are sold and redeemed at net asset value.  Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Fund.  The minimum initial investment is $25,000 and the minimum subsequent investment is $500 ($100 for those participating in the automatic investment plan).  The Fund may, in the Advisor’s sole discretion, accept certain accounts with less than the minimum investment.

INVESTOR SHARES

Investor Shares are sold subject to a maximum front-end sales charge (load) of 3.00%, so that the term “offering price” includes the front-end sales charge (load).  Shares are redeemed at net asset value.  Shares may be purchased by any account managed by the Advisor and any broker-dealer authorized to sell Fund shares.

The minimum initial investment is $1,000.  The minimum subsequent investment is $500 ($100 for those participating in the automatic investment plan).  The Fund may, in the Advisor’s sole discretion, waive such minimum investment amounts.

Sales Charges

The public offering price of Investor Shares of the Fund equals net asset value plus a sales charge.  The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:

Amount of Transaction At Public Offering Price	Sales Charge As % of Net Amount Invested	Sales Charge As % of Public Offering Price	Dealer Discounts and Brokerage Commissions as % of Public Offering Price
Less than $250,000	3.09%	3.00%	2.80%
$250,000 but less than $500,000	2.56%	2.50%	2.30%
$500,000 or more	2.04%	2.00%	1.80%

From time to time, dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers.  Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated, or amended.  The Distributor, at its expense, may, from time to time, provide additional promotional incentives to dealers who sell Fund shares.

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Reduced Sales Charges

Concurrent Purchases.  For purposes of qualifying for a lower sales charge for Investor Shares, investors have the privilege of combining concurrent purchases of the Fund and any other series of the Trust affiliated with the Advisor and sold with a sales charge.  This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

Rights of Accumulation.  The sales charge applicable to a purchase of Investor Shares is determined by adding the purchase price of shares to be purchased, including any concurrent purchases as described above, to the aggregate value (at the current offering price) of shares of the Fund previously purchased and then owned, provided the Distributor is notified by such person or his or her broker-dealer each time a purchase is made which would so qualify.  For example, a person who is purchasing Investor Shares with an aggregate value of $50,000 and who currently owns shares of the Fund with a value of $200,000 would pay a sales charge of 2.50% of the offering price on the new investment and 3.00% on the amount previously invested.

Letter of Intent.  Sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated thirteen-month period by completing the “Letter of Intent” section of the Fund Shares Application.  Information about the “Letter of Intent” procedure, including its terms, is contained in the SAI.

Group Plans.  Shares of the Fund may be sold at a reduced or eliminated sales charge to certain Group Plans under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by, its employees, members, or participants.  Information about such arrangements is available from the Distributor.

In order to obtain a reduced sales charge, it may be necessary at the time of purchase for a shareholder to inform the Fund, the Distributor, or his/her broker-dealer of the existence of other accounts or purchases which are eligible to be aggregated to obtain a reduced sales charge.  A shareholder may be required to provide to the Fund, the Distributor, or his/her broker-dealer certain information to verify his/her eligibility for a reduced sales charge.  This information may include, to the extent applicable, the following: (i) information or records regarding shares of the Fund or other funds eligible to be aggregated that are in accounts (e.g., retirement accounts) held by the shareholder at the Fund; (ii) information or records regarding shares of the Fund or other funds eligible to be aggregated that are in accounts held by the shareholder at broker-dealers; and (iii) information or records regarding shares of the Fund or other funds eligible to be aggregated that are in accounts held by related parties of the shareholder, such as members of the same family or certain qualified groups, at the Fund or at any broker-dealers.

See the SAI for additional information on reduced sales charges.

Complete information regarding the Fund's sales charges, as well as information regarding reduced sales charges (such as concurrent purchases, rights of accumulation, letters of intent, and group plans) and the terms and conditions for the purchase, pricing, and redemption of Fund shares is not available on the internet since the Fund does not have an internet website; however, further information is available by calling the Fund at 1-888-626-3863.

Distribution of the Fund’s Shares

For the Investor Shares of the Fund, the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act.  Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended

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to result in the sale of the Fund’s Investor Shares (this compensation is commonly referred to as “12b-1 fees”).  Because the 12b-1 fees are paid out of the Fund’s assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of fees such as sales loads.

The Distribution Plan provides that the Fund may pay annually up to 0.75% of the average daily net assets of the Fund’s Investor Shares for activities primarily intended to result in the sale of those shares, including reimbursing entities for providing distribution and shareholder servicing with respect to the Fund’s Investor Shares.  Such expenditures, paid as service fees to any person who sells Investor Shares, may not exceed 0.25% of the Investor Shares’ average annual net asset value.

The Distribution Plan is known as a “compensation” plan because payments are made for services rendered to the Fund with respect to Investor Shares regardless of the level of expenditures made by the Distributor.  The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and concerning their annual consideration of the Distribution Plan’s renewal.  The Distributor has indicated that it expects its expenditures to include, without limitation: (i) the printing and mailing to prospective investors of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports with respect to the Investor Shares of the Fund; (ii) the development, preparation, printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to the Investor Shares of the Fund; (iii) holding seminars and sales meetings designed to promote the distribution of the Fund’s Investor Shares; (iv) obtaining information and providing explanations to wholesale and retail distributors of the Fund’s investment objectives and policies and other information about the Fund; (v) training sales personnel regarding the Investor Shares of the Fund; and (vi) financing any other activity that the Distributor determines is primarily intended to result in the sale of Investor Shares.  The Distributor may also use a portion of the 12b-1 fees received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the sale of Investor Shares.

PURCHASE AND REDEMPTION PRICE

Determining the Fund’s Net Asset Value.  The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is received, subject to the order being accepted by the Fund in good form.  An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount.  The Fund’s net asset value per share is calculated by dividing the value of the Fund’s total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund.  The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier.  The Fund does not calculate net asset value on days when the NYSE is closed.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.  In determining the value of the Fund’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  The Fund normally uses third party pricing services to obtain market quotations.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio

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security is halted during the day and does not resume prior to the Fund’s net asset value calculation; or (iv) the validity of a market quotation received is questionable.  Pursuant to policies adopted by the Trustees, the Advisor consults with the Administrator on a regular basis regarding the need for fair value pricing.  The Advisor is responsible for notifying the Trustees (or the Trust’s Fair Value Committee) when it believes that fair value pricing is required for a particular security.  The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures, and may differ substantially from the price at which the security may ultimately be traded or sold.  If the fair value price differs from the price that would have been determined using the Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security were priced using the Fund’s normal pricing procedures.  The performance of the Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Fund’s normal pricing procedures.  To the extent the Fund invests in other open-end investment companies that are registered under the 1940 Act, the Fund’s net asset value calculations are based upon the net asset value reported by such registered open-end investment companies, and the prospectuses for those companies explain the circumstances under which they will use fair value pricing and the effects of using such fair value pricing.  The Trustees monitor and evaluate the Fund’s use of fair value pricing, and periodically review the results of any fair valuation under the Fund’s policies.

Other Matters.  Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for the Fund.  All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after tender.  The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists.  Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund’s shareholders.  During drastic economic and market changes, telephone redemption privileges may be difficult to implement.

PURCHASING SHARES

You may make purchases directly from the Fund by mail or bank wire.  The Fund has also authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund.  Orders will be deemed to have been received by the Fund when an authorized broker, or broker-authorized designee, receives the order, subject to the order being accepted by the Funds in good form.  The orders will be priced at the Fund’s net asset value next computed after the orders are received by the authorized broker or broker-authorized designee.  Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders.  Payment for shares must be made by check from a U.S. financial institution and payable in U.S. dollars.  Cash, money orders, and traveler’s checks will not be accepted by the Fund.  If checks are returned due to insufficient funds or other reasons, your purchase will be canceled.  You will also be responsible for any losses or expenses incurred by the Fund and Matrix.  The Fund will charge a $35 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss.  For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the “Capital Management Small-Cap Fund,” to:

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Capital Management Small-Cap Fund
Institutional Shares or Investor Shares (please specify)
c/o Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, Pennsylvania  19090-1904

The application must contain your Social Security Number (“SSN”) or Taxpayer Identification Number (“TIN”).  If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN.  Taxes are not withheld from distributions to U.S. investors if certain Internal Revenue Service (“IRS”) requirements regarding the SSN or TIN are met and we have not been notified by the IRS that the particular U.S. investor is subject to back-up withholding.

By sending your check to the Fund, please be aware that you are authorizing the Fund to make a one-time electronic debit from your account at the financial institution indicated on your check.  Your bank account will be debited as early as the same day the Fund receives your payment in the amount of your check.  Your original check will be destroyed once processed, and you will not receive your canceled check back.  If the Fund cannot post the transaction electronically, you authorize the Fund to present an image copy of your check for payment.

Bank Wire Orders.  Purchases may also be made through bank wire orders.  To establish a new account or add to an existing account by wire, please call the Fund at 1-888-626-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number.  Additionally, please have your financial institution use the following wire instructions:

U.S. Bank, N.A.
ABA #042000013
For credit to: Capital Management Small-Cap Fund
Account # 130109605563
For further credit to:  [Insert Names(s) on Your Account]
                                [Insert Your Account Number]

Subsequent Investments.  You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price.  The minimum subsequent investment is $500.  Before adding funds by bank wire, please call the Fund at 1-888-626-3863 for wire instructions and to advise the Funds of the investment, dollar amount, and the account identification number.  Mail orders should include, if possible, the “Invest by Mail” stub that is attached to your Fund confirmation statement.  Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan.  The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Exchange Feature.  You may exchange shares of the Fund for shares of any other series of the Trust offered for sale in the state in which you reside.  Shares may be exchanged for shares of any other series of the Trust at the net asset value plus the percentage difference between the sales charge applicable to those shares and any sales charge previously paid in connection with the shares being exchanged.  Prior to

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making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.  The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Stock Certificates.  The Fund normally does not issue stock certificates.  Evidence of ownership of shares is provided through entry in the Fund’s share registry.  Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account.  Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account.  Consequently, when an investor opens an account, the Fund will ask for the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor.  The Fund may also ask to see the investor’s driver’s license or other identifying documents.  An investor’s account application will not be considered “complete” and, therefore, an account will not be opened and the investor’s money will not be invested until the Fund receives this required information.  If after opening the investor’s account the Fund is unable to verify the investor’s identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor’s identity is verified; and (ii) close the investor’s account without notice and return the investor’s redemption proceeds to the investor.  If the Fund closes an investor’s account because the Fund was unable to verify the investor’s identity, the Fund will value the account in accordance with the Fund’s next net asset value calculated after the investor’s account is closed.  In that case, the investor’s redemption proceeds may be worth more or less than the investor’s original investment.  The Fund will not be responsible for any losses incurred due to the Fund’s inability to verify the identity of any investor opening an account.

REDEEMING YOUR SHARES

Regular Mail Redemptions.  Regular mail redemption requests should be addressed to:

Capital Management Small-Cap Fund
Institutional Shares or Investor Shares (please specify)
c/o Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, Pennsylvania  19090-1904

Regular mail redemption requests should include the following:

(1)
Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed.  This request must be signed by all registered shareholders in the exact names in which they are registered;

(2)	Any required signature guarantees (see “Signature Guarantees” below); and
(3)	Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request.  The Fund may delay forwarding a redemption check for recently purchased shares while it

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determines whether the purchase payment will be honored.  Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer.  For all redemptions, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions.  Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone.  You may also redeem shares by bank wire under certain limited conditions.  The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing, using the instructions above.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 215-830-8995).  The confirmation instructions must include the following:

(1)	The name of the Fund and the designation of class (Institutional or Investor);
(2)	Shareholder(s) name and account number;
(3)	Number of shares or dollar amount to be redeemed;
(4)	Instructions for transmittal of redemption proceeds to the shareholder; and
(5)	Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above.  You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum).  Redemption proceeds cannot be wired on days in which your financial institution is not open for business.  You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund.  See “Signature Guarantees” below.

The Fund, in its discretion, may choose to pass through to redeeming shareholders any charges imposed by the Fund’s custodian for wire redemptions.  If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account.  Your bank or brokerage firm may also impose a charge for processing the wire.  If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-888-626-3863.  Redemption proceeds will only be sent to the financial institution account or person named in your account application currently on file with the Fund.  Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund or its agents to be genuine.  The Fund or its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine.  The Fund, however, will not be liable for any losses due to unauthorized or fraudulent instructions.  The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan.  A shareholder who owns shares of the Fund valued at $250,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100.  Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount.  The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash.  Call or write the Fund for an application form.

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Small Accounts.  The Trustees reserve the right to redeem involuntarily any account having a balance of less than $250,000 for the Institutional Shares or $1,000 for the Investor Shares (due to redemptions, exchanges, or transfers, and not due to market action) upon 30-days’ prior written notice.  If the shareholder brings his account balance up to the applicable minimum for the share class during the notice period, the account will not be redeemed.  Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees.  To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account.  Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000.  Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind.  The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash.  In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s net asset value per share.  Shareholders receiving them would incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (i) $250,000 or (ii) one percent (1%) of the Fund’s net asset value at the beginning of such period.

Miscellaneous.  The Fund reserves the right to (i) refuse to accept any request to purchase shares of the Fund for any reason; (ii) suspend any redemption request involving recently purchased shares until the check for the recently purchased shares has cleared; or (iii) suspend its offering of shares at any time.

PURCHASING OR REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY

You may purchase or redeem shares of the Fund through an authorized financial intermediary (such as a financial planner or advisor).  To purchase or redeem shares based upon the net asset value of any given day, your financial intermediary must receive your order before the close of regular trading on the NYSE that day.  Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation, and money to the Fund on time.  Your financial intermediary may charge additional transaction fees for its services.

Certain financial intermediaries may have agreements with the Fund that allow them to enter confirmed purchase and redemption orders on behalf of clients and customers.  Under this arrangement, the financial intermediary must send your payment to the Fund by the time the Fund prices its shares on the following business day.

The Fund is not responsible for ensuring that a financial intermediary carries out its obligations.  You should look to the financial intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Fund.

20

FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Fund may present a number of risks to other shareholders of the Fund.  These risks may include, among other things, dilution in the value of shares of the Fund held by long-term shareholders, interference with the efficient management by the Advisor of the Fund’s portfolio holdings, and increased brokerage and administration costs.  Due to the potential of a thin market for the Fund’s small-cap portfolio securities, as well as overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions.  Current shareholders of the Fund may face unfavorable impacts as small-cap securities may be more volatile than securities for larger, more established companies and it may be more difficult to sell a significant amount of shares to meet redemptions in a limited market.  Frequent Trading may also increase portfolio turnover which may result in increased capital gains taxes for shareholders of the Fund.  These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Trustees have adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Fund.  Under the Fund’s policy, the Advisor has the discretion to refuse to accept further purchase and/or exchange orders from an investor if the Advisor believes the investor has a pattern of Frequent Trading that the Advisor considers not to be in the best interests of the other shareholders.  To assist the Advisor in identifying possible Frequent Trading patterns, Matrix provides a daily record of shareholder trades to the Advisor.  Matrix also assists the Advisor in monitoring and testing shareholder purchase and redemption orders for possible incidents of Frequent Trading.  Under the Fund’s policy regarding Frequent Trading, the Fund intends to limit investments from investor accounts that purchase and redeem shares over a period of less than ten days in which (i) the redemption amount is within ten percent of the previous purchase amount(s); (ii) the redemption amount is greater than $10,000; and (iii) two or more such redemptions occur during a 60 calendar day period.  In the event such a purchase and redemption pattern occurs, an investor account and any other account with the same taxpayer identification number will be precluded from investing in the Fund (including investments that are part of an exchange transaction) for at least 30 calendar days after the redemption transaction.

This policy is intended to apply uniformly, except that the Fund may not be able to identify or determine that a specific purchase and/or redemption is part of a pattern of Frequent Trading or that a specific investor is engaged in Frequent Trading, particularly with respect to transactions made through accounts such as omnibus accounts or accounts opened through third-party financial intermediaries such as broker-dealers and banks (“Intermediary Accounts”).  Therefore, this policy is not applied to omnibus accounts or Intermediary Accounts.  Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and to purchase, redeem, and exchange Fund shares without the identity of the particular shareholders being known to the Fund.  Like omnibus accounts, Intermediary Accounts normally permit investors to purchase, redeem, and exchange Fund shares without the identity of the underlying shareholder being known to the Fund.  Accordingly, the ability of the Fund to monitor and detect Frequent Trading through omnibus accounts and Intermediary Accounts would be very limited, and there would be no guarantee that the Fund could identify shareholders who might be engaging in Frequent Trading through such accounts or curtail such trading.  The policy will not apply if the Advisor determines that a purchase and redemption pattern is not a Frequent Trading pattern intended to respond to short-term fluctuations in the securities markets, such as inadvertent errors that result in frequent purchases and redemptions.  Inadvertent errors shall include purchases and/or redemptions made unintentionally or by mistake (e.g., where an investor unintentionally or mistakenly invests in the Fund and redeems immediately after recognizing the error).  The investor shall have the burden of proving to the sole satisfaction of the Advisor that a frequent purchase and redemption pattern was the result of an inadvertent error.  In such a case, the Advisor may choose to accept further purchase and/or exchange orders for such investor account.

21

Intermediaries may apply frequent trading policies that differ from those described in this prospectus.  If you invest with the Fund through an intermediary, please read that firm’s program materials carefully to learn of any rules or fees that may apply.

Although the Fund has taken steps to discourage Frequent Trading of the Fund’s shares, there is no guarantee that such trading will not occur.

OTHER IMPORTANT INFORMATION

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers.  Additional tax information appears in the SAI.  Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund will distribute most of its income and realized gains to its shareholders every year.  Dividends paid by the Fund derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares.  Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares.  Distributions may be subject to state and local taxes, as well as federal taxes.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund shares.  An exchange of shares may be treated as a sale and may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2010) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding.  Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due.  Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

A particular dividend distribution generally will be taxable as qualified dividend income, long-term capital gains, or ordinary income.  Qualified dividend income generally includes dividends paid by U.S. corporations and certain qualifying foreign corporations, provided the foreign corporation is not a passive foreign investment company.  Any distribution resulting from such qualified dividend income received by the Fund will be designated as qualified dividend income.  If the Fund designates a dividend distribution as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met.  If the Fund designates a dividend distribution as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares.  To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.  All

22

taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders.

Taxable distributions paid by the Fund to corporate shareholders will be taxed at corporate tax rates.  Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if the dividend had been received in the year it was declared.  Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.  Distributions may be subject to state and local taxes, as well as federal taxes.

BENCHMARK DESCRIPTIONS

The S&P 600 Small-Cap Index is the Standard & Poor’s Composite Index of 600 small-cap stocks and is a widely recognized unmanaged index of common stock prices. You cannot invest directly in this index.  This index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If this index did pay commissions, expenses or taxes, its returns would be lower.

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following page are intended to help you understand the Fund’s financial performance for the previous five (5) fiscal years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The financial data included in the table below have been derived from audited financial statements of the Fund.  The financial data for the fiscal years ended November 30, 2006, 2007, 2008 and 2009 have been audited by _______________________, an independent registered public accounting firm, whose report covering such years is incorporated by reference to the SAI.  The financial data in the table for all other years were audited by a different independent registered public accounting firm.  This information should be read in conjunction with the Fund’s latest audited annual financial statements and notes thereto, which are also incorporated by reference to the SAI, a copy of which may be obtained at no charge by calling the Fund at 1-888-626-3863.  Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund.

[FINANCIAL HIGHLIGHTS TO BE PROVIDED]

23

ADDITIONAL INFORMATION

CAPITAL MANAGEMENT
SMALL-CAP FUND

Additional information about the Fund is available in the Fund’s SAI, which is incorporated by reference into this prospectus.  Additional information about the Fund’s investments is also available in the Fund’s Annual and Semi-annual Reports to shareholders.  The Fund’s Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

To request a free copy of the SAI, the Fund’s annual and semi-annual reports and other information about the Fund, or to make inquires about the Fund, please call or write the Fund as stated below.  The Fund does not have an internet website.

By telephone:	1-888-626-3863
By mail:	Capital Management Small-Cap Fund
c/o Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, Pennsylvania 19090-1904

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-551-8090.  Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C.  20549-0102.

Investment Company Act file number 811-08822

CAPITAL MANAGEMENT
SMALL-CAP FUND

PROSPECTUS

March 31, 2010

PART B

FORM N-1A

STATEMENTS OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

CAPITAL MANAGEMENT MID-CAP FUND
Institutional Shares – CUSIP Number 140296104, NASDAQ Symbol CMEIX
Investor Shares – CUSIP Number 140296203, NASDAQ Symbol CMCIX

March 31, 2010

A series of the
CAPITAL MANAGEMENT INVESTMENT TRUST

Capital Management Associates, Inc.
140 Broadway
New York, New York  10005
Telephone 1-888-626-3863

This Statement of Additional Information (“SAI”) is meant to be read in conjunction with the prospectus for the Capital Management Mid-Cap Fund (“Fund”), dated the same date as this SAI, relating to the Fund’s Institutional Shares and Investor Shares (“Prospectus”), and is incorporated by reference in its entirety into the Prospectus.  Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein.  Information from the Annual Reports to shareholders is incorporated by reference into this SAI.  Copies of the Prospectus for the Investor Shares and Institutional Shares of the Fund and Annual Reports may be obtained at no charge by writing or calling the Fund at the address or phone number shown above.  Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

OTHER INVESTMENT POLICIES

The Fund is a diversified series of the Capital Management Investment Trust (“Trust”), a registered open-end management investment company.  The Trust was organized on October 18, 1994, as a Massachusetts business trust.  The primary investment strategies and risks of the Fund are described in the Prospectus.  In addition to the principal investment strategies discussed in the Fund’s Prospectus, the Fund may also employ the use of the financial instruments described below in order to achieve its objective.  The strategies set forth below are not principal strategies of the Fund.  Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by nationally recognized statistical rating organizations for securities in which the Fund may invest.

General Investment Risks.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that the Fund’s investment program will be successful.  Investors should carefully review the descriptions of the Fund’s investments and their risks described in this SAI and the Fund’s Prospectus.

Repurchase Agreements.  The Fund may acquire U.S. government obligations or corporate debt securities subject to repurchase agreements.  A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future.  The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.  Delivery pursuant to the resale generally will normally occur within one to seven days of the purchase.

Repurchase agreements are considered “loans” under the Investment Company Act of 1940, as amended (“1940 Act”), collateralized by the underlying security.  The Trust will implement procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations.  The Fund’s investment advisor, Capital Management Associates, Inc. (“Advisor”), will consider the creditworthiness of the vendor.  If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral.  The Fund’s risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral.  The Fund will not enter into any repurchase agreement that would cause more than 15% of its net assets to be invested in repurchase agreements that extend beyond seven days and other illiquid securities.

Money Market Instruments.  The Fund may acquire money market instruments.  These may include U.S. government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund.  Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes (“Master Notes”).  Banker’s Acceptances are time drafts drawn on and “accepted” by a bank.  When a bank “accepts” such a time draft, it assumes liability for its payment.  When the Fund acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due.  The Banker’s Acceptance carries the full faith and credit of such bank.  A Certificate of Deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank.  Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower.  Commercial Paper maturity generally ranges from 2 to 270 days and it is usually sold on a discounted basis rather than as an interest-bearing instrument.  The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Group (“S&P”), or Fitch Investors Service, Inc. (“Fitch”) or, if not rated, is of equivalent quality in the Advisor’s opinion.  Commercial Paper may include Master Notes of the same quality.  Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest.  Master Notes will be acquired by the Fund only through the Master Note program of the Fund’s custodian bank, acting as administrator thereof.  The Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

Investment Companies.  The Fund may, from time to time, invest in securities of other investment companies, including, without limitation, money market funds and exchange traded funds (“ETFs”).  The Fund expects to rely on Rule 12d1-1 under the 1940 Act when purchasing shares of a money market fund.  Under Rule 12d1-1, the Fund may generally invest without limitation in money market funds as long as the Fund pays no sales charge (“sales charge”), as defined in rule 2830(b)(8) of the

Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), or service fee, as defined in Rule 2830(b)(9) of the Conduct Rules of FINRA, charged in connection with the purchase, sale, or redemption of securities issued by the money market fund (“service fee”); or the Adviser waives its management fee in an amount necessary to offset any sales charge or service fee.  The Fund expects to rely on Section 12(d)(1)(F) of the 1940 Act when purchasing shares of other investment companies that are not money market funds.  Under Section 12(d)(1)(F), a Fund may generally acquire shares of another investment company unless, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the investment company’s total outstanding stock (the “3% Limitation”).  To the extent the 3% Limitation applies to an investment the Fund wishes to make, the Fund may be prevented from allocating its investments in the manner that the Adviser considers optimal.  Also, in the event that there is a proxy vote with respect to shares of another investment company purchased and held by the Fund under Section 12(d)(1)(F), then the Fund will either (i) vote such shares in the same proportion as the vote of all other holders of such securities; or (ii) contact its shareholders for instructions regarding how to vote the proxy.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  For example, the Fund investors will indirectly bear fees and expenses charged by underlying investment companies in which the Fund invests, in addition to the Fund’s direct fees and expenses.

Exchange Traded Funds.  The Fund may invest in an exchange traded fund.  An ETF is an investment company that holds a portfolio of common stock or bonds designed to track the performance of a securities index or sector of an index.  ETFs are traded on a securities exchange based on their market value.  An investment in an ETF generally presents the same primary risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decrease, thereby affecting the value of the shares of an ETF.  In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the Fund’s expenses.  ETFs are also subject to the following risks that often do not apply to conventional investment companies: (1) the market price of the ETF’s shares may trade at a discount to the ETF’s net asset value and as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact the Fund’s net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained at a sufficient volume; (3) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; and (4) ETF shares may be delisted from the exchange on which they trade, or “circuit breakers” (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF’s stock.  ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track.  Finally, there may be legal limitations and other conditions imposed by SEC rules on the amount of the ETF shares that the Fund may acquire.

Short Sales.  The Fund may commit up to 20% of its net assets in short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security.  To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs.  The Fund then sells the borrowed security to a buyer in the market.  The Fund will cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender.  Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan.  In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a gain if the security declines in price between those dates.  Short sales involve leverage, which may exaggerate a gain or loss.  The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.  The use of borrowing and short sales may cause the Fund to incur higher expenses (especially interest and dividend expenses) than those of other equity mutual funds.  When the Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. Government securities, or equity securities) on the Fund’s books and/or in a segregated account at the Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest, and/or transaction costs due to the broker-dealer lender.  In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily.  To the extent the market price of the security sold short increases and more assets are required to meet the Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund’s short position obligations.

In addition, the Fund may make short sales “against the box.”  A short sale is against the box to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.  If the Fund sells securities short against the box, it may protect unrealized gains, but it will lose the opportunity to profit on such securities if the price rises.  The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Foreign Securities.  The Fund may invest directly in foreign securities traded on U.S. national exchanges or over-the-counter domestic exchanges; foreign securities represented by American Depository Receipts (“ADRs”), as described below; and foreign securities traded on foreign exchanges.  The Fund may also invest in foreign currency-denominated fixed-income securities.  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments.  For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws.  Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers.  Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments.  Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States.  Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.  Additional costs associated with an investment in foreign securities may include higher custodial fees than would apply to domestic custodial arrangements, and transaction costs of foreign currency conversions.  Certain foreign governments levy withholding taxes on dividend and interest income.  Although in some countries it is possible for the Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income that the Fund receives from its investments.

ADRs provide a method whereby the Fund may invest in securities issued by companies whose principal business activities are outside the United States.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs.  In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs.  In unsponsored programs, the issuer may not be directly involved in the creation of the program.  Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

Funding Agreements.  Within the limitations on investments in illiquid securities, the Fund may invest in various types of funding agreements.  A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company.  Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less.  Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less.  An insurance company may be subject to special protection under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

Illiquid Investments.  The Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued.  Under the supervision of the Board of Trustees of the Trust (each a “Trustee” and collectively, “Trustees”), the Advisor determines the liquidity of the Fund’s investments, and through reports from the Advisor, the Trustees monitor investments in illiquid instruments.  In determining the liquidity of the Fund’s investments, the Advisor may consider various factors including, among others:  (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund’s rights and obligations relating to the investment).  If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Investments in illiquid securities may involve a high degree of business and financial risk and may result in substantial losses. Because of the illiquid nature of these securities, the Fund may take longer to liquidate these positions than would be the case for more liquid securities.  The Fund’s investment in these illiquid securities is subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their fair market value, the value of the Fund’s net assets could be adversely affected.

Restricted Securities.  Within its limitation on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices.  Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement.  If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Forward Commitment & When-Issued Securities.  The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price.  In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement.  If a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale.  When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale.  As a result, the exposure to the counterparty of the purchase or sale is increased.  Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Advisor felt such action was appropriate.  In such a case, the Fund could incur a short-term gain or loss.

Borrowing.  The Fund may borrow money from banks as a temporary measure (i) for extraordinary or emergency purposes in amounts not exceeding 5% of its total assets or (ii) to meet redemption requests in amounts not exceeding 15% of its total assets.  The Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets.  In the event that the Fund should ever borrow money under these conditions, such borrowing could increase the Fund’s costs and thus reduce the value of the Fund’s assets.

Temporary Defensive Positions.  As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may determine from time to time that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund’s investment restrictions, shares of other investment companies.  Under such circumstances, the Advisor may invest up to 100% of the Fund’s assets in these investments.  Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund’s expenses and the expenses relating to those other investment companies with respect to the Fund’s assets invested in such investment companies.  To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective.  Under normal circumstances, however, the Fund may also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.

INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund.  A “majority” for this purpose means the lesser of (i) 67% of the Fund’s outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented; or (ii) more than 50% of its outstanding shares.  Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Fund may not:

(1)
Issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) to meet redemption requests in amounts not exceeding 15% of its total assets.  The Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets;

(2)
With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities are not subject to this limitation);

(3)
Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. government, its agencies, and instrumentalities are not subject to this limitation);

(4)	Invest for the purpose of exercising control or management of another issuer;

(5)
Purchase or sell commodities or commodities contracts; real estate (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or other securities secured by real estate or interests therein or readily marketable securities issued by companies that invest in real estate or interests therein); or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases);

(6)
Underwrite securities issued by others except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws;

(7)
Invest in warrants, valued at the lower of cost or market, exceeding more than 5% of the value of the Fund’s net assets.  Included within this amount, but not to exceed 2% of the value of the Fund’s net assets, may be warrants which are not listed on the New York or American Stock Exchange;

(8)	Participate on a joint or joint and several basis in any trading account in securities;

(9)	Invest its assets in the securities of one or more investment companies except to the extent permitted by the 1940 Act; or

(10)	Write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof or futures contracts or related options.

The following investment limitations are not fundamental and may be changed without shareholder approval.  As a matter of non-fundamental policy, the Fund may not:

(1)
Invest in securities of issuers which have a record of less than three years of continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

(2)
Invest more than 10% of its net assets in illiquid securities.  For this purpose, illiquid securities include, among others, (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed-time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

(3)
Invest in the securities of any issuer if those officers or Trustees of the Trust and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer’s securities; or

(4)	Make loans of money or securities, except that the Fund may invest in repurchase agreements.

MANAGEMENT AND OTHER SERVICE PROVIDERS

This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

TRUSTEES AND OFFICERS.  The Trustees are responsible for the management and supervision of the Fund.  The Trustees set broad policies for the Fund and choose the Fund’s officers.  The Trustees also approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances occur such as their resignation, death, or otherwise as specified in the Trust’s organizational documents.  Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents.  The following chart shows information for each Trustee, including the Trustees who are not “interested persons” as defined in the 1940 Act (“Independent Trustees”) and the Trustees who are “interested persons” as defined in the 1940 Act (“Interested Trustees”), as well as each officer of the Trust.  The address of each Trustee and officer, unless otherwise indicated, is 140 Broadway, 44th Floor, New York, New York 10005.

Name, Age and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Lucius E. Burch, III, 68	Trustee	Since 12/94	Chairman and Chief Executive Officer (since 1982) of Burch Investment Group, formerly Massey Burch Investment Group, Inc. (venture capital firm).	2	None
Paul J. Camilleri, 62	Trustee	Since 2/07	Arbitrator for the National Association of Securities Dealers and New York Stock Exchange; previously, Consultant (2001-2003) to Credit Suisse (broker/dealer).	2	None
Anthony J. Walton, 67 Standard Charter Bank One Madison Avenue New York, NY 10010	Trustee	Since 12/94	Vice Chairman -Americas (Since 2005) of Standard Chartered Bank (commercial bank); Chief Executive Officer (since 1995) of Armstrong Holdings Corporation (private investment and corporate finance advisory firm); previously, Managing Director (2005-2008) of Econban Finance, LLC (investment bank) and Partner (2000-2004) of McFarland Dewey & Company, LLC (investment bank).	2	None
Interested Trustees*
David V. Shields, 70** Wellington Shields & Co., LLC 140 Broadway Street 44th Floor New York, NY 10005	Trustee	Since 12/94	Director (since 1983) of Capital Management Associates, Inc. (investment advisor to the Fund); Chairman and Managing Member (since December 2009) of Wellington Shields & Co., LLC (broker/dealer and distributor to the Fund); previously President and Managing Director (from 1982 to 2009) of Shields & Company (broker/dealer and the former distributor to the Fund).	2	None
Joseph V. Shields, Jr., 72** Wellington Shields & Co., LLC 140 Broadway Street 44th Floor New York, NY 10005	Chairman and Trustee	Since 12/94	Chairman and Chief Executive Officer (since 1982) of Capital Management Associates, Inc.; Co-CEO and Managing Member (since December 2009) of Wellington Shields & Co., LLC; previously Chairman and Managing Director (from 1982 to 2009) of Shields & Company.	2	Chairman of Board of Trustees – BBH Trust for the 5 series of the trust (registered investment companies); Director (since 1989) of Flowers Industries, Inc. (food company).

Name, Age and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
* Basis of Interestedness:  David V. Shields and Joseph V. Shields, Jr. are Interested Trustees because they are officers and principal owners of Capital Management Associates, Inc., the Fund’s investment advisor, and Wellington Shields & Co., LLC, the Fund’s distributor.
** David V. Shields and Joseph V. Shields, Jr. are brothers.

Officers
Ralph J. Scarpa, 73 Capital Management Associates, Inc. 140 Broadway Street 44th Floor New York, NY 10005	President, Principal Executive Officer, and Principal Financial Officer	Since 01/07
President (since 2007) and portfolio manager of Capital Management Associates, Inc.; Co-CEO and Managing Member (since December 2009) of Wellington Shields & Co., LLC; previously (from 1982 to 2009) Senior Vice President and Managing Director and Secretary of Shields & Company.
				n/a	n/a
Christopher F. Meyer, 60 Capital Management Associates, Inc. 140 Broadway Street 44th Floor New York, NY 10005	Chief Compliance Officer	Since 5/06
Chief Compliance Officer of Capital Management Associates, Inc. (since 2006); Chief Compliance Officer (since December 2009) of Wellington Shields & Co., LLC; previously Chief Compliance Officer (from 2006 to 2009) of Shields & Company; Chief Compliance Officer of H. G. Wellington & Co. Inc. (from January 2009 to December 2009); previously, Senior Finance Coordinator and Supervising Senior Examiner of the New York Stock Exchange, Inc.
				n/a	n/a
Larry E. Beaver, Jr. 40 Matrix Capital Group, Inc. 630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA 19090	Treasurer and Assistant Secretary	Since 5/27/08
Director of Mutual Fund Accounting and Administration (since 2005) of Matrix Capital Group, Inc. (administrator and transfer agent to the Fund); previously Fund Accounting Manager (2003-2005) of InCap Services, Inc. (mutual fund service provider) and Fund Account Supervisor of InCap Services, Inc. (and its predecessor company Declaration Group) (2001-2003).
				n/a	n/a
David F. Ganley, 63 Matrix Capital Group, Inc. 630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA 19090.	Secretary and Assistant Treasurer	Since 5/27/08	Senior Vice President (since 2005) of Matrix Capital Group, Inc.; previously president of InCap Securities, Inc. (broker/dealer) and chief administration officer of InCap Services, Inc. (2001-2005).	n/a	n/a

Trustee Standing Committees.  The Trustees have established the following standing committees:

Audit Committee:  The Independent Trustees are the current members of the Audit Committee.  The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund’s financial statements, and interacts with the Fund’s independent auditors on behalf of all the Trustees.  The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.  The Audit Committee met two times during the Fund’s last fiscal year.

Nominating Committee:  The Independent Trustees are the current members of the Nominating Committee.  The Nominating Committee nominates, selects, and appoints Independent Trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust.  The nomination of Independent Trustees is in the sole discretion of the Nominating Committee.  The Nominating Committee meets only as necessary and did not meet during the Fund’s last fiscal year.  The Nominating Committee will not consider nominees recommended by shareholders of the Trust.

Proxy Voting Committee: The Independent Trustees are the current members of the Proxy Voting Committee.  The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Board of Trustees or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Fund’s Advisor, principal underwriter or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand.  The Proxy Voting Committee will review the Trust’s Proxy Voting Policy and recommend any changes to the Board of Trustees as it deems necessary or advisable.  The Proxy Voting Committee will also decide if the Fund should participate in a class action settlement, if called upon by the Advisor, in cases where a class action settlement with respect to the which the Fund is eligible to participate presents a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Advisor, on the other hand.  The Proxy Voting Committee meets only as necessary and did not meet during the Fund’s last fiscal year.

Qualified Legal Compliance Committee:  The Independent Trustees are the current members of the Qualified Legal Compliance Committee.  The Qualified Legal Compliance Committee receives, investigates and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees or agents.  The Qualified Legal Compliance Committee meets only as necessary and did not meet during the Fund’s last fiscal year.

Beneficial Equity Ownership Information.  The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of a valuation date of December 31, 2009 and stated as one of the following ranges:  A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Funds	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen or to be Overseen by Trustee in Family of Investment Companies*
Independent Trustees
Lucius E. Burch, III	Mid-Cap Fund	A
	Small-Cap Fund	A
A
Paul J. Camilleri	Mid-Cap Fund	A
	Small-Cap Fund	A
A
Anthony J. Walton	Mid-Cap Fund	A
	Small-Cap Fund	A
A
Interested Trustees
David V. Shields	Mid-Cap Fund	D
	Small-Cap Fund	D
E
Joseph V. Shields, Jr.	Mid-Cap Fund	D
	Small-Cap Fund	A
D

* Family of Investment Companies includes both the Fund and the Capital Management Small-Cap Fund.

Ownership of Securities of Advisor, Distributor, or Related Entities.  As of December 31, 2009, none of the Independent Trustees and/or their immediate family members owned securities of the Advisor, Distributor, or any entity controlling, controlled by, or under common control with the Advisor or Distributor.

Compensation.  Trustees and officers of the Trust who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Other Trustees will receive an annual fee of $2,000 each year plus $250 per fund per meeting attended in person and $100 per fund per meeting attended by telephone.  The Trust will also reimburse each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.  The table below reflects the amount of compensation received by each Trustee for the fiscal year ended November 30, 2009.

Name of Trustee	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From The Fund and Trust Paid to Trustees*
Independent Trustees
Lucius E. Burch, III	$1,450	None	None	$2,900
Paul J. Camilleri	$2,250	None	None	$4,500
Anthony J. Walton	$1,700	None	None	$3,400
Interested Trustees
David V. Shields	None	None	None	None
Joseph V. Shields, Jr.	None	None	None	None

* Each Trustee serves as Trustee for the Fund and the Capital Management Small-Cap Fund (another series of the Trust).

Codes of Ethics.  The Trust, the Advisor, and the Distributor have each adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to a code).  There can be no assurance that the codes will be effective in preventing such activities.

Anti-Money Laundering Program.  The Trust has adopted an anti-money laundering program, as required by applicable law, that is designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  The Trust’s Chief Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program. Compliance officers at certain of the Fund’s service providers are also responsible for monitoring the program.  The anti-money laundering program is subject to the continuing oversight of the Trustees.

Proxy Voting Policies.  The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Fund, subject to oversight of the Trustees.  A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting Policy and Procedures are included as Appendix B to this SAI.

No later than August 31 of each year, the Fund must file Form N-PX with the SEC.  Form N-PX states how an investment company voted proxies for the prior twelve-month period ended June 30.  The Fund’s proxy voting records, as set forth in the most recent Form N-PX filing, are available upon request, without charge, by calling the Fund at 1-888-626-3863.  This information is also available on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF VOTING SECURITIES.  As of December 31, 2009, the Trustees and officers of the Trust as a group owned beneficially (i.e., directly or indirectly had voting and/or investment power) ____% of the then outstanding shares of the Institutional Class shares of the Fund and less than 1% of the then outstanding shares of the Investor Class shares of the Fund.  Certain Trustees and officers of the Trust indirectly own shares of the Fund through the Advisor or Shields Capital Corporation Profit Sharing Plan and Trust, as indicated below.  Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of any Class of the Fund as of December 31, 2009.

Institutional Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
First Clearing Corporation Capital Management Associates FAO: William Howard Flowers, Jr. 140 Broadway New York, NY 1005-1101	166,336.152 shares	20.89%
First Clearing Corporation Shields Capital Corp. Employee Profit Sharing Plan 140 Broadway New York, NY 1005-1101	145,704.232 shares	18.30%
First Clearing Corporation Brookwood Endowment Fund Special Account 314 Gordon Avenue Thomasville, GA 31792-6642	99,312.539 shares	12.47%
First Clearing Corporation Attn: Grace Lyu-Vollckhausen 225 Broadway, Suite 2900 New York, NY 10007-3074	54,938.665 shares	6.90%
First Clearing Corporation Attn: Grace Lyu-Vollckhausen 225 Broadway, Suite 2900 New York, NY 10007-3074	54,938.665 shares	6.90%

Investor Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
First Clearing Corporation Charles A. Powers Jr. IRA 13 Eden Roc Locust Valley, NY 11560-1110	4,054.024 shares	13.67%
US Bank, N.A. Lori A. Cook-Lovesky IRA R/O 2450 Desoto Road Sarasota, FL 34234	3,389.010 shares	11.46%
James E. Egan Marianne P. Egan JT WROS 9 Plymouth Road Rye, NY 10580	2,559.183 shares	8.65%
First Clearing Corporation Joseph W. Marshall ROTH IRA 3311 32nd Street Lubbock, TX 79410-3123	2,405.266 shares	8.13%
First Clearing Corporation William J. Hone 6 Barbara Lane Irvington, NY 10533-1302	1,902.346 shares	6.43%
US Bank, NA Ruth Mason IRA 47 Ardale Road Paramus, NJ 07652-2601	1,741.635 shares	5.89%

INVESTMENT ADVISOR.  Information about the Advisor, Capital Management Associates, Inc., 140 Broadway, New York, New York 10005 and its duties and compensation as Advisor to the Fund is contained in the Prospectus for each class of shares of the Fund.  The Advisor supervises the Fund’s investments pursuant to the investment advisory agreement for the Fund (“Advisory Agreement”).  The Advisory Agreement is effective for a one-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.  The Advisory Agreement is terminable without penalty on 60-days’ notice by the Fund (as approved by the Trustees or by vote of a majority of the Fund’s outstanding voting securities) or by the Advisor.  The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor manages each Fund’s investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees.  The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities.  The portfolio manager for the Fund is Ralph J. Scarpa.  The principal shareholders of the Advisor are J.V. Shields, Jr. and David V. Shields, both Interested Trustees of the Trust.  The officers and directors of the Advisor control the Advisor through ownership.  Affiliates of the Advisor also control the Wellington Shields & Co., LLC, fund’s distributor and Shields & Company, the Trust’s former distributor.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Advisory Agreement.

As compensation for its services, the Advisor will receive a monthly management fee based on the Fund’s daily net assets at an annual rate of 1.00% of the first $100 million of the Fund’s net assets, 0.90% of the next $150 million, 0.85% of the next $250 million and 0.80% of all assets over $500 million.   For the fiscal year ended November 30, 2009, the Advisor received $55,829 of its fee after waiving $46,506 of its fee. For the fiscal year ended November 30, 2008, the Advisor received $70,412 of its fee after waiving $69,396 of its fee.  For the fiscal year ended November 30, 2007, the Advisor received $81,476 of its fee after waiving $73,947 of its fee.

Portfolio Managers:

Compensation.  The portfolio manager is an officer of the Advisor and his compensation consists of a fixed annual salary.  The portfolio manager’s compensation is not linked to any specific factors, such as the Fund’s performance or asset level.

Ownership of Fund Shares.  The table below shows the amount of Fund equity securities beneficially owned by each portfolio manager as of the end of November 30, 2009 stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Capital Management Mid-Cap Fund
Ralph J. Scarpa	[To be determined]

Other Accounts.  In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts.  The table below shows the number of, and total assets in, such other accounts as of November 30, 2009:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts**
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ralph J. Scarpa	1	TBD*	0	$0	TBD	TBD
Accounts where advisory fee is based upon account performance	0	$0	0	$0	0	$0

*  Includes the Capital Management Small-Cap Fund, a series of the Trust.

** Includes accounts at Wellington Shields & Co., LLC.

Conflicts of Interests.  Mr. Scarpa’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts include pension plans, foundations, endowments, mutual funds, and private clients (collectively, the “Other Accounts”).  The Other Accounts might have similar investment objectives as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Fund.  While the portfolio manager’s management of other accounts may give rise to the following potential conflicts of interest, the Advisor does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, the Advisor believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades:  A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Fund.  The portfolio manager knows the size and timing of trades for the Fund and the Other Accounts, and may be able to predict the market impact of Fund trades.  It is theoretically possible that the portfolio manager could use this information to the advantage of Other Accounts it manages and to the possible detriment of the Fund, or vice versa.

Investment Opportunities:  The Advisor provides investment supervisory services for a number of investment products that have varying investment guidelines.  The portfolio manager works across different investment products.  Differences in the compensation structures of the Advisor’s investment products may give rise to a conflict of interest by creating an incentive for the Advisor to allocate the investment opportunities it believes might be the most profitable to the client accounts where it might benefit the most from the investment gains.

ADMINISTRATOR AND TRANSFER AGENT.  Matrix Capital Group, Inc. (“Matrix”) with principal business offices at 420 Lexington Avenue, Suite 601, New York, NY 10017-0002 provides accounting, administrative, transfer agency, dividend disbursing agency, and shareholder servicing agency services for the Trust pursuant to an Investment Company Services Agreement (the “Services Agreement”). Under the Services Agreement, Matrix is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; and (j) maintaining shareholder account records.

Under the Services Agreement, the Trust pays Matrix a base fee of $15,000 per year for services to the Fund; plus an additional fee at the following rate:

0.20% on daily net assets of the Fund from $0 to $50 million;
0.15% on daily net assets of the Fund from $50 million to $100 million;
0.10% on the daily net assets of the Fund from $100 million to $200 million; and
0.05% on the daily net assets of the Fund from $200 and above.

In addition, Matrix is entitled to reimbursement for certain out-of-pocket expenses.

During the fiscal period ended November 30, 2009, the Fund paid Matrix $35,474 under the Services Agreement for fund administration, fund accounting, and transfer agent services.  During the fiscal period ended November 30, 2008, the Fund paid Matrix $25,983 under the Services Agreement for fund administration, fund accounting, and transfer agent services.

Unless sooner terminated as provided therein, the Services Agreement between the Trust and Matrix will continue until May 27, 2010 and thereafter continue year to year unless terminated by either the Trust or Matrix.

Prior to May 23, 2008, the Trust was a party to an Amended and Restated Fund Accounting and Compliance Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company (“Nottingham”), a North Carolina corporation, whose address is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, which served as the Trust’s administrator.  The Trust also was a party to a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC (“NC Shareholder Services”), a North Carolina limited liability company, which served as the Trust’s transfer agent.

For the fiscal period ended May 22, 2008 and for fiscal year ended November 30, 2007, Nottingham received $29,258 and $61,554, respectively, in fees.  For the fiscal period ended May 22, 2008 and fiscal year ended November 30, 2007 NC Shareholder Services received $12,534and $26,264, respectively, in fees.

DISTRIBUTOR.  Wellington Shields & Co., LLC (“Distributor”), 140 Broadway, New York, New York 10005, is the principal underwriter and distributor of Fund shares pursuant to a Distribution Agreement with the Trust.  The Distributor, which is affiliated with the Advisor, serves as exclusive agent for the distribution of the shares of the Fund.  The Distributor may sell such shares to or through qualified securities dealers or others.  The Distributor receives commissions consisting of that portion of the sales charge for Investor Shares remaining after the discounts that it allows to dealers.

J.V. Shields, Jr. and David V. Shields, both affiliated persons of the Fund, are also affiliated persons of the Advisor and the Distributor.

Prior to December 21, 2009, Shields & Company, 140 Broadway, New York, New York 10005, served as the principal underwriter and distributor of Fund shares pursuant to a Distribution Agreement with the Trust.  Shields & Company is affiliated with the Advisor.  Under the terms of the Distribution Agreement, Shields & Company received commissions consisting of that portion of the sales charge for Investor Shares remaining after the discounts that it allows to dealers.   For the fiscal year ended November 30, 2009, the aggregate amount of sales charges paid on the sale of Investor Shares of the Fund was $1,067, from which Shields & Company retained sales charges of $89.   For the fiscal year ended November 30, 2008, the aggregate amount of sales charges paid on the sale of Investor Shares of the Fund was $4,119, from which Shields & Company retained sales charges of $272.  For the fiscal years ended November 30, 2007, the aggregate dollar amount of sales charges paid on the sale of Investor Shares was $566, of which the Distributor retained $41, after reallowances to broker-dealers and sales representatives.

The Fund has adopted an Amended and Restated Distribution Plan (“Plan”) pursuant to Rule 12b-1 of the 1940 Act for the Investor Shares (see “Your Investment in the Fund – Distribution of the Fund’s Shares” in the Prospectus for the Investor Shares).  As required by Rule 12b-1, the Plan (together with the Distribution Agreement) has been approved by the Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan and the Distribution Agreement.

Potential benefits of the Plan to the Fund include improved shareholder services, savings to the Fund in transfer agency costs, savings to the Fund in advisory fees and other expenses, benefits to the investment process through growth and stability of assets, and maintenance of a financially healthy management organization.  The continuation of the Plan must be considered by the Trustees annually.

Under the Plan, the Fund may expend up to 0.75% of the Investor Shares’ average daily net assets annually to finance any activity primarily intended to result in the sale of Investor Shares and the servicing of shareholder accounts, provided the Trustees have approved the category of expenses for which payment is being made.  Such expenditures, paid as service fees to any person who sells Investor Shares, may not exceed 0.25% of the Investor Shares’ average annual net asset value.  For the fiscal year ended November 30, 2009, the Fund incurred distribution and service fees under the Plan in the amount of $2,502 (after waivers of $0 of the fees by the Distributor).  This amount was substantially paid to sales personnel for selling Fund shares and servicing shareholder accounts, with a small amount paid for marketing expenses.

The Plan is of a type of plan known as a “compensation” plan because payments are made for services rendered to the Fund with respect to Investor Shares regardless of the level of expenditures made by the Distributor.  The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Plan and concerning their annual consideration of the Plan’s renewal.  The Distributor has indicated that it expects its expenditures to include, without limitation: (i) the printing and mailing to prospective investors of Fund prospectuses, statements of additional information, any supplements thereto, and shareholder reports with respect to the Investor Shares of the Fund; (ii) those relating to the development, preparation, printing and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to the Investor Shares of the Fund; (iii) holding seminars and sales meetings designed to promote the distribution of the Fund’s Investor Shares; (iv) obtaining information and providing explanations to wholesale and retail distributors of the Fund’s investment objectives and policies and other information about the Fund; (v) training sales personnel regarding the Investor Shares of the Fund; and (vi) financing any other activity that the Distributor determines is primarily intended to result in the sale of Investor Shares.  The Distributor may also use a portion of the 12b-1 fees received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the sale of Investor Shares.

SUB-DISTRIBUTOR.  The Trust and the Distributor have entered into an Sub-Distribution Agreement with Matrix under which Matrix provides certain assistance to the Distributor in connection with processing purchases, redemptions and other transactions involving shares of the Fund through the National Securities Clearing Corporation.  Under the terms of the Sub-Distribution Agreement, the Distributor is responsible for paying Matrix for its services.

CUSTODIAN.  U.S. Bank, N.A., (“Custodian”), 425 Walnut Street, Cincinnati, OH 45202, serves as custodian for the Fund’s assets.  The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund’s request and maintains records in connection with its duties as Custodian.  For its services as Custodian, the Custodian is entitled to receive from the Administrator a fee based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund as described above in the section entitled “Fund Accountant and Administrator.”

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Trustees have selected the firm of BBD, LLP (formally known as Briggs, Bunting & Dougherty, LLP), 1835 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103, to serve as the independent registered public accounting firm for the Fund for the current fiscal year and to audit the annual financial statements of the Fund, prepare the Fund’s federal and state tax returns, and consult with the Fund on matters of accounting and federal and state income taxation.

The independent registered public accounting firm audits the financial statements of the Fund at least once each year.  Shareholders will receive annual audited and semi-annual unaudited reports when published and written confirmation of all transactions in their account.  A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

LEGAL COUNSEL.  Kilpatrick Stockton LLP, 1100 Peachtree Street, Suite 2800, Atlanta, Georgia 30309, serves as legal counsel to the Trust and the Fund.

ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of each class of shares of the Fund may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders.  The “average annual total return” of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in the Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Fund’s contracts.  Performance figures will be given for the recent one-year, five-year, and ten-year periods or for the life of the Fund if it has not been in existence for any such periods, and any other periods as may be required under applicable law or regulation.  When considering average annual total return figures for periods longer than one year, it is important to note that the annual total return for the Fund for any given year might have been greater or less than its average for the entire period.

The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

P(1+T)n = ERV
Where	P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = Ending Redeemable Value of a hypothetical initial payment of $1,000

The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

P(1+T)n = ATVD
Where	P = a hypothetical initial payment of $1,000
T = average annual total return (after taxes on distributions)
n = number of years
	ATVD =	Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions but not after taxes on redemption

The average annual total return (after taxes on distributions and sale of fund shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

P(1+T)n = ATVDR
Where	P = a hypothetical initial payment of $1,000
T = average annual total return (after taxes on distributions and redemptions)
n = number of years
	ATVDR =	Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions and redemption

The calculation of average annual total return and aggregate total return assumes an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period.  The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.  These performance quotations should not be considered as representative of the Fund’s performance for any specified period in the future.

The Fund may also compute the “cumulative total return” of each class of shares of the Fund, which represents the total change in value of an investment in the Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions).  Cumulative total return is calculated in a similar manner as average annual total return except that the results are not annualized.  The Fund may also compute average annual total return and cumulative total return after taxes on distributions and after taxes on distributions and redemption, which are calculated in a similar manner after adjustments for taxes on distributions and taxes on distributions and redemption.

The calculations of average annual total return and cumulative total return assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period.  The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.  The Fund may also quote other total return information that does not reflect the effects of the sales load.

The calculations of average annual total return and cumulative total return after taxes on fund distributions assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period.  The ending value after taxes on fund distributions is determined by assuming complete redemption of the hypothetical investment, assuming the redemption has no tax consequences, and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The calculations of average annual total return and cumulative total return after taxes on fund distributions and redemption assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period.  The ending value after taxes on fund distributions and redemption is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations and subtracting of capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

The performance quotations below (before and after taxes) should not be considered representative of the Fund’s performance for any specified period in the future and after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.

The Fund’s performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance.  In particular, the Fund may compare its performance to the S&P 500 Index, Russell 3000® Index, Russell Mid-Cap Index, S&P 400 Mid-Cap Index, Russell 2500 Index, or other similar index which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the U.S. securities markets.  The Fund may also measure its performance against the Lipper Mid-Cap Value Index, or similar index, which ranks the performance of mutual funds that have similar portfolio holdings.  Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals.  The Fund may occasionally cite statistics to reflect its volatility and risk.  The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies.  The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment.  The Fund may compare its performance to other reports of the performance of managed accounts of the Advisor, such as the Capital Management Small-Cap Fund, another series of the Trust.  Of course, there can be no assurance the Fund will experience the same results.  Performance comparisons may be useful to investors who wish to compare the Fund’s past performance to that of other mutual funds and investment products.  Of course, past performance is not a guarantee of future results.

The average annual total returns before taxes for the Institutional Shares of the Fund for the one-year, five-year, and ten-year periods ended November 30, 2009, were 28.56%, 1.69, and 4.57%%, respectively.  The cumulative total return before taxes for the Institutional Shares of the Fund for the ten-year period ended November 30, 2009 was 56.29%.  The average annual total returns after taxes on distributions for the Institutional Shares of the Fund for the one-year, five-year, and ten-year periods ended November 30, 2009, were 28.45%, 0.62%, and 3.37%, respectively.  The cumulative total return after taxes on distributions for the Institutional Shares of the Fund for the ten-year period ended November 30, 2009 was 39.30%.  The average annual total returns after taxes on distributions and sale of shares for the Institutional Shares of the Fund for the one-year, five-

year, and ten-year periods ended November 30, 2009 were 18.57%, 1.46%, and 3.63%, respectively.  The cumulative total return after taxes on distributions and sale of shares for the Institutional Shares of the Fund for the ten-year period ended November 30, 2009 was 42.83%.

The average annual total returns before taxes for the Investor Shares of the Fund for the one-year, five-year, and ten-year periods ended November 30, 2009 were 23.73%, 0.34%, and 3.51%, respectively.  The cumulative total return before taxes for the Investor Shares of the Fund for the ten-year period ended November 30, 2009, was 41.24%.  These quotations assume the maximum 3% sales load was deducted from the initial investment.  Without reflecting the effects of the maximum 3% sales load, the average annual total returns before taxes for the Investor Shares for the for the one-year, five-year, and ten-year periods ended November 30, 2009, were 27.56%, 0.96%, and 3.83%, respectively.  The cumulative total return before taxes for the Investor Shares of the Fund for the ten-year period ended November 30, 2009, without deducting the maximum 3% sales load, was 45.60%.

The average annual total returns after taxes on distributions for the Investor Shares of the Fund for the one-year, five-year, and ten-year periods ended November 30, 2009, were 23.73%, (0.78)%, and 2.32%,  respectively.  The cumulative total return after taxes on distributions for the Investor Shares of the Fund for the ten-year period ended November 30, 2009, was 25.75%.  These quotations assume the maximum 3% sales load was deducted from the initial investment.  Without reflecting the effects of the maximum 3% sales load, the average annual total returns after taxes on distributions for the Investor Shares for the one-year, five-year, and ten-year periods ended November 30, 2009, were 27.56%, (0.17)%, 2.63%,  respectively.  The cumulative total return after taxes on distributions for the Investor Shares of the Fund for the ten-year period ended November 30, 2009, without deducting the maximum 3% sales load, was 29.64%.

The average annual total returns after taxes on distributions and sale of shares for the Investor Shares of the Fund for the one-year, five-year, and  ten-year periods ended November 30, 2009, were 15.43%, 0.34%, and 2.75%, respectively.  The cumulative total return after taxes on distributions and sale of shares for the Investor Shares of the Fund for the ten-year period ended November 30, 2009, was 31.15%.  These quotations assume the maximum 3% sales load was deducted from the initial investment.  Without reflecting the effects of the maximum 3% sales load, the average annual total returns after taxes on distributions and sale of shares for the Investor Shares for the one-year, five-year, and ten-year periods ended November 30, 2009, were 27.56%, 0.86%, and 3.03%, respectively.  The cumulative total return after taxes on distributions and sale of shares for the Investor Shares of the Fund for the ten-year period ended November 30, 2009, without deducting the maximum 3% sales load, was 34.75%.

The Fund’s performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily.  Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications.  These may include the following:

•
Lipper Analytical Services, Inc., which ranks funds in various fund categories by making comparative calculations using total return.  Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

•
Morningstar, Inc., an independent rating service, which is the publisher of the bi-weekly Mutual Fund Values.  Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns.  The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund’s Prospectus to obtain a more complete view of the Fund’s performance before investing.  Of course, when comparing the Fund’s performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons.  When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price.  Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods.  The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time, the Fund may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation.  The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody’s).  The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators.  The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children’s education, or other future needs.

From time to time, the Fund may include in advertisements and other communications information on the value of investing in mid-cap stocks, including without limitation their performance over time, their characteristics, and the case for mid-cap stock investing.

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period.  The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.  The decreases in the Fund’s portfolio turnover rates from the fiscal year ended November 30, 2007 to the fiscal year ended November 30, 2008 and the fiscal year ended November 30, 2008 to the fiscal year ended November 30, 2009 were primarily due to decreased portfolio trading by the Fund as a result of market conditions during the such time periods.  High rates of portfolio turnover could lower performance of the Fund due to increased transaction costs and may also result in the realization of short-term capital gains taxed at ordinary income tax rates.

Purchases of money market instruments by the Fund are made from dealers, underwriters, and issuers.  The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis by a dealer acting as principal for its own account without a stated commission.  The price of the security, however, usually includes a profit to the dealer.  Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.  When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions.  On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.  Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument.

The Fund may participate, if and when practicable, in bidding for the purchase of securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group.  The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund’s interest.

The Fund has adopted, and the Trustees have approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers.  In accordance with these policies and procedures in executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund.  In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis.  The Advisor may not give consideration to sales of shares of the Fund as a factor in selecting broker-dealers to execute portfolio securities transactions.  The Advisor may, however, place portfolio transactions with broker-dealers that promote or sell the Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker-dealer’s execution and not on its sales efforts.  The Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries; general summaries of groups of stocks or bonds and their comparative earnings and yields; or broad overviews of the stock, bond, and government securities markets; and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund.  The Trustees will periodically review any commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund.  It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Advisor.  Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions affected for such other account or investment company.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor (including the Distributor, an affiliate of the Advisor) if it believes it can obtain the best execution of transactions from such broker.  The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in, or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.  In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC.  Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust and for any other investment companies and accounts advised or managed by the Advisor.  Such other investment companies and accounts may also invest in the same securities as the Fund.  To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.  When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account.  In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

For the fiscal years ended November 30, 2009, 2008, and 2007,, the Fund paid brokerage commissions of $12,540,  $12,600, and $22,298,  respectively, of which $12,540, $3,300, and $13,400, for the fiscal years ended November 30, 2009, 2008, and 2007, were paid to the Distributor.  The decrease in brokerage commissions paid by the Fund for the fiscal year ended November 30, 2009 from the prior fiscal year was primarily due to decrease in portfolio trading resulting from market conditions.  The decrease in brokerage commissions paid by the Fund for the fiscal year ended November 30, 2008 from the prior fiscal year was primarily due to decrease in portfolio trading resulting from market conditions.  For the fiscal years ended November 30, 2009, 2008, and 2007, transactions in which the Fund used the Distributor as broker involved 100%, 20%, and 50%, respectively, of the aggregate dollar amount of transactions involving the payment of commissions and 100%, 26%, and 60%, respectively, of the aggregate brokerage commissions paid by the Fund.

SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

REGULAR ACCOUNT.  The regular account allows for voluntary investments to be made at any time.  Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account.  When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor’s registration instructions.  Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.  As stated in the Prospectus, share certificates are generally not issued.

AUTOMATIC INVESTMENT PLAN.  The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

SYSTEMATIC WITHDRAWAL PLAN.  Shareholders owning shares with a value of $10,000 or more for Investor Shares and $250,000 or more for Institutional Shares may establish a systematic withdrawal plan (“Systematic Withdrawal Plan”).  A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested.  The Fund has the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder’s personal bank account ($5,000 minimum per bank wire).  Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or are available by calling the Fund.  If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date.  If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see “Your Investment In The Fund – Signature Guarantees” in the Prospectus).  A corporation (or partnership) must also submit a “Corporate Resolution” (or “Certification of Partnership”) indicating the names, titles, and required number of signatures authorized to act on its behalf.  The application must be signed by a duly authorized officer(s) and the corporate seal affixed.  No redemption fees are charged to shareholders under this plan.  Costs in conjunction with the administration of the plan are borne by the Fund.  Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses.  The Systematic Withdrawal Plan may be terminated at any time by the Fund upon 60-days’ written notice or by a shareholder upon written notice to the Fund.  Applications and further details may be obtained by calling the Fund at 1-888-626-3863 or by writing to:

Capital Management Mid-Cap Fund
c/o Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, Pennsylvania 19090-1904

PURCHASES IN KIND.  The Fund may accept securities in lieu of payment for the purchase of shares in the Fund.  The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Advisor may deem appropriate.  If accepted, the securities will be valued using the same criteria and methods as described in “Your Investment In the Fund – Determining The Fund’s Net Asset Value” in the Prospectus.

REDEMPTIONS IN KIND.  The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash.  In such case the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share.  Shareholders receiving them would incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund’s net asset value at the beginning of such period.

TRANSFER OF REGISTRATION.  To transfer shares to another owner,  send a written request to the Fund at the address shown above.  Your request should include the following:  (i) the Fund name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (iv) signature guarantees (See the Prospectus under the heading “Your Investment In the Fund – Signature Guarantees”); and (v) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc.  If you have any questions about transferring shares, call or write the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trustees have adopted a policy that governs the disclosure of portfolio holdings.  This policy is intended to ensure that such disclosure is in the best interests of the shareholders of the Fund and to address possible conflicts of interest.  Under the Fund’s policy, the Fund and Advisor generally will not disclose the Fund’s portfolio holdings to a third party unless such information is made available to the public.  The policy provides that the Fund and Advisor may disclose non-public portfolio holdings information as required by law and under other limited circumstances that are set forth in more detail below.

The Fund will make available to the public a complete schedule of the Fund’s portfolio holdings, as reported on a fiscal quarter basis.  This information is generally available within 60 days of the Fund’s fiscal quarter end and will remain available until the next fiscal quarter’s portfolio holdings report becomes available.  You may obtain a copy of these quarterly portfolio holdings reports by calling the Fund at 1-888-626-3863.  The Fund will also file these quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-Q, as applicable.  The Fund’s Form N-CSR and Form N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  The first and third quarter portfolio holdings reports will be filed with the SEC on Form N-Q and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.

The officers of the Fund and/or Advisor may share non-public portfolio holdings information with the Fund’s service providers, that require such information for legitimate business and Fund oversight purposes, such as the Fund’s fund accountant and administrator, transfer agent, distributor, custodian, proxy voting services (as identified in the Advisor’s Proxy Voting Policy included in Appendix B to this SAI), independent registered public accounting firm and legal counsel as identified in the Fund’s Prospectus and SAI, and financial typesetters and printers such as V.G. Reed & Sons, PrintGrafix (a division of Sunbelt Graphic Systems, Inc.), Riverside Printing, Inc., PrinterLink Communications Group, Inc. and Filepoint EDGAR Services, that the Fund may engage for, among other things, the edgarizing, typesetting, the printing and/or distribution of regulatory and compliance documents.  The Fund and/or Advisor may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations.  The Fund’s service providers receiving such non-public information are subject to confidentiality obligations requiring such service providers to keep non-public portfolio holdings information confidential.  Certain of the service providers have codes of ethics that prohibit trading based on, among other things, non-public portfolio holdings information.

The Fund currently does not provide non-public portfolio holdings information to any other third parties.  In the future, the Fund may elect to disclose such information to other third parties if the officers of the Fund and/or Advisor determine that the Fund has a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality.  The Advisor is responsible for determining which other third parties have a legitimate business purpose for receiving the Fund’s portfolio holdings information.

The Fund’s policy regarding disclosure of portfolio holdings is subject to the continuing oversight and direction of the Trustees.  The Advisor and Administrator are required to report to the Trustees any known disclosure of the Fund’s portfolio holdings to unauthorized third parties.  The Fund has not (and does not intend to) enter into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information, other than the benefits that result to the Fund and its shareholders from providing such information, which include the publication of Fund ratings and rankings.

PURCHASE OF SHARES

The purchase price of shares of the Fund is the net asset value next determined after the order is received, subject to the order being received by the Fund in good form, plus a sales charge for the Investor Shares as more fully described in the Prospectus for Investor Shares.  The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange (“NYSE”) on days the NYSE is open for regular trading (currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier), as described under “Net Asset Value” below.  The Fund’s net asset value per share is not calculated on business holidays when the NYSE is closed.  An order received prior to the time regular trading closes on the NYSE will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price calculated as of that time on the next business day.  The basis for determining the sales charge applicable to a purchase of Investor Shares and how the sales charge is distributed between the Distributor and other dealers is described in the Prospectus for the Investor Shares under “Your Investment In the Fund – Purchasing Shares.”

The Fund reserves the right in its sole discretion to (i) suspend the offering of its shares; (ii) reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders; and (iii) reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

EMPLOYEES AND AFFILIATES OF THE FUND.  The Fund has adopted initial investment minimums for the purpose of reducing the cost to the Fund (and consequently to the shareholders) of communicating with and servicing its shareholders.  In keeping with this purpose, a reduced minimum initial investment of $1,000 applies to Trustees, officers, and employees of the Fund; the Advisor and certain parties related thereto; including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them.  To encourage investment in the Fund, the Fund may also sell shares at net asset value without a sales charge to such persons.  Accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

SALES CHARGES.  The public offering price of Investor Shares of the Fund equals net asset value plus a sales charge.  The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:

Amount of Transaction At Public Offering Price	Sales Charge As % of Net Amount Invested	Sales Charge As % of Public Offering Price	Dealer Discounts and Brokerage Commissions as % of Public Offering Price
Less than $250,000	3.09%	3.00%	2.80%
$250,000 but less than $500,000	2.56%	2.50%	2.30%
$500,000 or more	2.04%	2.00%	1.80%

From time to time, dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers.  Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated, or amended.

The dealer discounts and brokerage commissions schedule above applies to all dealers who have agreements with the Distributor.

DEALERS.  The Distributor, at its expense, may provide additional compensation in addition to dealer discounts and brokerage commissions to dealers in connection with sales of shares of the Fund.  Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events.  In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares.  Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature.  Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as FINRA.  None of the aforementioned compensation is paid for by the Fund or its shareholders.

REDUCED SALES CHARGES

Concurrent Purchases.  For purposes of qualifying for a lower sales charge for Investor Shares, investors have the privilege of combining concurrent purchases of the Fund and one or more future series of the Trust affiliated with the Advisor and sold with a sales charge.  For example, if a shareholder concurrently purchases shares in one of the other series of the Trust affiliated with the Advisor and sold with a sales charge at the total public offering price of $250,000, and purchases Investor Shares in the Fund at the total public offering price of $250,000, the sales charge would be that applicable to a $500,000 purchase as shown in the appropriate table above.  This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

Rights of Accumulation.  Pursuant to the right of accumulation, investors are permitted to purchase Investor Shares at the public offering price applicable to the total of (i) the total public offering price of the Investor Shares of the Fund then being purchased plus (ii) an amount equal to the then current net asset value of the purchaser’s combined holdings of the shares of all of the series of the Trust affiliated with the Advisor and sold with a sales charge.  To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of qualification, and confirmation of the purchase is subject to such verification.  This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.

Letters of Intent.  Investors may qualify for a lower sales charge for Investor Shares by executing a letter of intent.  A letter of intent allows an investor to purchase Investor Shares of the Fund over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser’s combined holdings of the shares of all of the series of the Trust affiliated with the Advisor and sold with a sales charge.  Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a 13-month period.  Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount.  If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid.  If such difference is not paid by the investor, the Distributor is authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due.  On the initial purchase of shares, if required, (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose.  The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.

A 90-day backdating period can be used to include earlier purchases at the investor’s cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period.  No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent.  Investors must notify the Administrator or the Distributor whenever a purchase is being made pursuant to a letter of intent.

Investors electing to purchase shares pursuant to a letter of intent should carefully read the letter of intent, which is included in the Fund Shares Application accompanying the Investor Shares Prospectus or is otherwise available from the Administrator or the Distributor.  This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.

Reinvestments.  Within 90 days after a redemption of Investor Shares, Investors may reinvest the proceeds from the redemption without a sales charge in either Investor Shares or in shares of another series of the Trust affiliated with the Advisor and sold with a sales charge.  If the other Class or Fund charges a sales charge higher than the sales charge the investor paid in connection with the shares redeemed, the investor must pay the difference.  The shares of the Class or Fund to be acquired must also be registered for sale in the investor’s state of residence.  The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of such shares must be received by the Fund or the Distributor within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain.  If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption; although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

Purchases by Related Parties and Groups.  Reductions in sales charges apply to purchases by a single “person,” including an individual, members of a family unit, consisting of a husband, wife and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

Reductions in sales charges also apply to purchases by individual members of a “qualified group.”  The reductions are based on the aggregate dollar value of shares purchased by all members of the qualified group and still owned by the group plus the shares currently being purchased.  For purposes of this paragraph, a qualified group consists of a “company,” as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales charge, and the “related parties” of such company.  For purposes of this paragraph, a “related party” of a company is: (i) any individual or other company who directly or indirectly owns, controls, or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls, or has the power to vote five percent of more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

Sales at Net Asset Value.  To encourage investment in the Fund, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees; officers and employees of the Trust, Fund, and Advisor; and to employees and principals of related organizations and their families, and certain parties related thereto, including clients and related accounts of the Advisor.  Clients of investment advisors and financial planners may also purchase Investor Shares at net asset value if the investment advisor or financial planner has made arrangements to permit them to do so with the Distributor.  The public offering price of shares of the Fund may also be reduced to net asset value per share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

EXCHANGE FEATURE.  Investors may exchange shares of the Fund for shares of any other comparable series of the Trust.  Shares of the Fund may be exchanged at the net asset value plus the percentage difference between that series’ sales charge and any sales charge previously paid in connection with the shares being exchanged.  For example, if a 2% sales charge was paid on shares that are exchanged into a series with a 3% sales charge, there would be an additional sales charge of 1% on the exchange.  Exchanges may only be made by investors in states where shares of the other series are qualified for sale.  An investor may direct the Fund to exchange his shares by writing to the Fund at its principal office.  The request must be signed exactly as the investor’s name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares.  Notwithstanding the foregoing, exchanges of shares may only be within the same class or type of class of shares involved. For example, Investor Shares may not be exchanged for Institutional Shares.

A pattern of frequent exchange transactions may be deemed by the Advisor to be an abusive practice that is not in the best interests of the shareholders of the Fund.  Such a pattern may, at the discretion of the Advisor, be limited by the Fund’s refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60 days’ prior notice.  The Trustees also reserve the right to suspend or terminate, or amend the terms of, the exchange privilege upon 60 days’ written notice to the shareholders.

REDEMPTION OF SHARES

The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit.  The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.  Any redemption may be more or less than the shareholder’s cost depending on the market value of the securities held by the Fund.  No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds.

In addition to the situations described in the Prospectus under “Your Investment In The Fund – Redeeming Your Shares,” the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time or to close a shareholder’s account if the Fund is unable to verify the shareholder’s identity.

NET ASSET VALUE

The net asset value per share of each class of shares of the Fund (“Class”) normally is determined at the time regular trading closes on the NYSE, currently 4:00 p.m., New York time, Monday through Friday, except when the NYSE closes earlier.  The Fund’s net asset value per share of each Class of shares is not calculated on business holidays when the NYSE is closed.  The NYSE recognizes the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day.  Any other holiday recognized by the NYSE will be deemed a business holiday on which the net asset value per share of each Class of the Fund will not be calculated.

The net asset value per share of each Class of the Fund is calculated separately by adding the value of the Fund’s securities and other assets belonging to the Fund and attributable to that Class, subtracting the liabilities charged to the Fund and to that Class, and dividing the result by the number of outstanding shares of such Class.  “Assets belonging to” the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income; realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments; any funds or payments derived from any reinvestment of such proceeds; and a portion of any general assets of the Trust not belonging to a particular investment fund.  Income, realized and unrealized capital gains and losses, and any expenses of the Fund not allocated to a particular Class of the Fund will be allocated to each Class of the Fund on the basis of the net asset value of that Class in relation to the net asset value of the Fund.  Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust’s series at the time of allocation or in accordance with other allocation methods approved by the Trustees.  Certain expenses attributable to a particular Class of shares (such as the distribution and service fees attributable to Investor Shares) will be charged against that Class of shares.  Certain other expenses attributable to a particular Class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that Class of shares if such expenses are actually incurred in a different amount by that Class, or if the Class receives services of a different kind or to a different degree than other Classes, and the Trustees approve such allocation.  Subject to the provisions of the Trust’s Amended and Restated Declaration of Trust (“Declaration of Trust”), determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the Classes of the Fund are conclusive.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.  In valuing the Fund’s total assets, portfolio securities are generally valued at their market value.  Instruments with maturities of sixty days or less are valued at amortized costs, which approximates market value.  Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders.  The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial, or administrative action.  Investors are advised to consult their tax advisors with specific reference to their own tax situations.

The Fund, and any other series of the Trust, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (“Code”), and intends to qualify or remain qualified as a regulated investment company under Subchapter M of the Code.  In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year.  At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies, and other income derived with respect to the Fund’s business of investing in such stock, securities, or currencies, and net income derived from an interest in a “qualified publicly traded partnership” as defined in Code section 851(h).  Any income derived by the Fund from a partnership (other than a “qualified publicly traded partnership”) or trust is treated as derived with respect to the Fund’s business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year.  In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer.  In addition, not more than 25% of the value of the fund’s total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; the securities of two or more issuers (other than securities of another regulated investment company) if the issuers are controlled by the Fund and they are, pursuant to Internal Revenue Service Regulations, engaged in the same or similar or related trades or businesses; or the securities of one or more publicly traded partnerships.  The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002.  These qualifying corporate dividends are taxable at long-term capital gains tax rates.  The long-term capital gains rate for individual taxpayers is currently at a maximum rate of 15% for transactions occurring prior to January 1, 2011 and 20% for those occurring after December 31, 2010, unless current applicable capital gains rates are changed by Congress.  Under current law, the application of the long-term capital gains rates to qualifying corporate dividends will expire for tax years beginning after December 31, 2010, after which such dividends would return to being taxed at ordinary income rates.  Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders.  If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates.  Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether they received in cash or reinvested in additional shares.  All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares.  To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

The Fund, and any other series of the Trust, will designate (i) any dividend of qualified dividend income as qualified dividend income; (ii) any tax-exempt dividend as an exempt-interest dividend; (iii) any distribution of long-term capital gains as a capital gain dividend; and (iv) any dividend eligible for the corporate DRD as such in a written notice mailed to shareholders within 60 days after the close of the series’ taxable year.  Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

To the extent that a distribution from the Fund is taxable, it is generally included in a shareholder’s gross income for the taxable year in which the shareholder receives the distribution.  However, if the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared.  Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund, and any other series of the Trust, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders after December 31, 2002 and before January 1, 2011, to the extent of the Fund’s current and accumulated earnings and profits, and would be eligible for the DRD for corporations, provided in each case that certain holding period and other requirements are met..

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2010) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct taxpayer identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are “exempt recipients.”

Depending upon the extent of the Fund’s activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.  In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder).  The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.  Special rules may apply to non-U.S. shareholders with respect to the information reporting requirements and withholding taxes and non-U.S. shareholders should consult their tax advisors with respect to the application of such reporting requirements and withholding taxes.

The Fund is considered a personal holding company as defined under section 542 of the Code because 50% of the value of the Fund’s shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year.  As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate.  No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provision of the Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

The Fund will send shareholders information each year on the tax status of dividends and distributions.  A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation.  Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder’s cost and thus, in effect, result in a return of a part of the shareholder’s investment.

CAPITAL SHARES AND VOTING

The Declaration of Trust authorizes the issuance of shares in two or more series.  Currently, the Trust consists of two series: the Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund.  Each series of shares is divided into two Classes (“Institutional Shares” and “Investor Shares”) as described in the prospectus for each series.  Shares of the Fund, when issued, are fully paid and non-assessable and have no preemptive or conversion rights.  Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held.  Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees.  Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class.  The rights of shareholders may not be modified by less than a majority vote.  The Trustees will hold office indefinitely, except that:  (1) any Trustee may resign or retire and (2) any Trustee may be removed: (a) at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust’s custodian.  Shareholders have certain rights, as set forth in the Declaration of Trust, including the right to call a meeting of the shareholders.  Shareholders holding not less than 10% of the shares then outstanding may require the Trustees to call a meeting, and the Trustees are obligated to provide certain assistance to shareholders desiring to communicate with other shareholders in such regard (e.g., providing access to shareholder lists, etc.).  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act.  Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series.  Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder.  If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

The Declaration of Trust provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his/her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.  It also provides that all third parties shall look solely o the Trust property for satisfaction of claims arising in connection with the affairs of the Trust.  With the exception stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

Under Massachusetts law, a shareholder of a Massachusetts business trust may be held liable as a partner under certain circumstances.  The Declaration of Trust, however, contains an express disclaimer of shareholder liability for its acts or obligations.  The Declaration of Trust provides for indemnification and reimbursement of expenses out of the Fund’s property for any shareholder held personally liable for its obligations.  In addition, the operation of the Fund as investment companies would not likely give rise to liabilities in excess of its assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is highly unlikely and is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

FINANCIAL STATEMENTS

The audited financial statements for the fiscal year ended November 30, 2009, including the financial highlights that appear in the Fund’s Annual Report to Shareholders, are incorporated herein by reference and made a part of this document.

APPENDIX A –DESCRIPTION OF RATINGS

The various ratings used by the nationally recognized statistical rating services are described below.

A rating by a rating service represents the service’s opinion as to the credit quality of the security being rated.  However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.  Consequently, the Fund believes that the quality of fixed-income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis.  A rating is not a recommendation to purchase, sell, or hold a security because it does not take into account market value or suitability for a particular investor.  When a security has received a rating from more than one service, each rating is evaluated independently.  Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable.  Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

STANDARD & POOR’S® RATINGS SERVICES.  The following summarizes the highest four ratings used by Standard & Poor’s Ratings Services (“S&P”), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

AAA – This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

AA – Debt rated AA differs from AAA issues only in a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – Debt rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted A-1+.  Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.  The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.  The rating SP-3 indicates a speculative capacity to pay principal and interest.

MOODY’S INVESTOR SERVICE, INC.  The following summarizes the highest four ratings used by Moody’s Investors Service, Inc. (“Moody’s”) for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Advisor:

Aaa – Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa – Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa – Bond obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations which are rated Ba, B, Caa, Ca or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Advisor.  Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.  Obligations rated B are considered speculative and are subject to high credit risk.  Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 -Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Debt Ratings – There are three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3.  In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.  MIG ratings expire at the maturity of the obligation.

MIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings – In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

FITCH RATINGS.  The following summarizes the highest four ratings used by Fitch, Inc. (“Fitch”):

Long-Term Ratings

AAA – Highest credit quality.  The rating AAA denotes that the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality.  The rating AA denotes a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality.  The rating A denotes a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

BBB – Good credit quality.  The rating BBB indicates that there is currently a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Advisor to be investment-grade securities.  Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing.  BB is considered speculative and B is considered highly speculative.  Securities rated CCC, CC and C are regarded as a high default risk.  A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default.  Securities rated DDD, D and D indicate a default has occurred.

Short-Term Ratings

F1 – Highest credit quality.  The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

F2 – Good credit quality.  The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

F3 – Fair credit quality.  The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B – Speculative.  The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C and D by Fitch are considered by the Advisor to be below investment-grade securities.  Short-term securities rated B are considered speculative, securities rated C have a high default risk and securities rated D denote actual or imminent payment default.

 (+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to long-term ratings “AAA” category or to the categories below “CCC,” nor to short-term ratings other than “F1.”  The suffix “NR” indicates that Fitch does not publicly rate the issuer or issue in question.

APPENDIX B – PROXY VOTING POLICIES

The following proxy voting policies are provided:

(1)	the Trust’s Proxy Voting and Disclosure Policy and
(2)	the Advisor’s Proxy Voting and Disclosure Policy, including a detailed description of the Advisor’s specific proxy voting guidelines.

CAPITAL MANAGEMENT INVESTMENT TRUST

PROXY VOTING AND DISCLOSURE POLICY

I.         Introduction

Effective April 14, 2003, the Securities and Exchange Commission (“SEC”) adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940 (“Investment Company Act”) to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the “IC Amendments”).

The IC Amendments require that the Capital Management Investment Trust (“Trust”) and each of its series of shares, the Capital Management Mid-Cap Fund and Capital Management Small-Cap Fund (individually “Fund” and collectively “Funds”), disclose the policies and procedures used to determine how to vote proxies for portfolio securities.  The IC Amendments also require the Funds to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

This Proxy Voting and Disclosure Policy (“Policy”) is designed to ensure that the Funds comply with the requirements of the IC Amendments, and otherwise fulfills their obligations with respect to proxy voting, disclosure, and recordkeeping.  The overall goal is to ensure that each Fund’s proxy voting is managed in an effort to act in the best interests of its shareholders.  While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.        Specific Proxy Voting Policies and Procedures

A.           General

The Trust’s Board of Trustees (“Board”) believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company.  The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Funds’ shareholders.

B.           Delegation to Fund’s Advisor

The Board believes that Capital Management Associates, Inc. (“Advisor”), as the Funds’ investment advisor, is in the best position to make individual voting decisions for each Fund consistent with this Policy.  Therefore, subject to the oversight of the Board, the Advisor is hereby delegated the following duties:

(1)	to make the proxy voting decisions for each Fund; and
(2)
to assist each Fund in disclosing the Fund’s proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

The Board, including a majority of the independent trustees of the Board, must approve the Advisor’s Proxy Voting and Disclosure Policy (“Advisor’s Voting Policy”) as it relates to each Fund.  The Board must also approve any material changes to the Advisor’s Voting Policy no later than four (4) months after adoption by Advisor.

C.           Conflicts

In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders.  For purposes of this Policy a vote shall be considered in the best interest of the Fund’s shareholders (i) when a vote is cast consistent with a specific voting policy as set forth in the Advisor’s Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust’s Proxy Voting Committee (as defined below).  In addition, provided the Advisor is not affiliated with a Fund’s principal underwriter or an affiliated person of the principal underwriter and neither the Fund’s principal underwriter nor an affiliated person of the principal underwriter has influenced the Advisor with respect to a matter to which the Fund is entitled to vote, a vote by the Advisor shall not be considered a conflict between the Fund’s shareholders and the Fund’s principal underwriter or affiliated person of the principal underwriter.

III.      Fund Disclosure

A.	Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

Beginning with a Fund’s next annual update to its Statement of Additional Information (“SAI”) on Form N-1A after July 1, 2003, the Fund shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders.  The Fund will notify shareholders in the SAI and the Fund’s shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund’s website, if applicable, and by reviewing filings available on the SEC’s website at http://www.sec.gov.  The Fund will send this description of the Fund’s Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

B.	Disclosure of the Fund’s Complete Proxy Voting Record

In accordance with Rule 30b1-4 of the Investment Company Act, beginning after June 30, 2004, each Fund shall disclose to its shareholders on Form N-PX the Fund’s complete proxy voting record for the twelve month period ended June 30 by no later than August 31 of each year.

Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

(i)	The name of the issuer of the portfolio security;
(ii)	The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
(iii)	The Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security (if available through reasonably practicable means);
(iv)	The shareholder meeting date;
(v)	A brief identification of the matter voted on;
(vi)	Whether the matter was proposed by the issuer or by a security holder;
(vii)	Whether the Fund cast its vote on the matter;
(viii)	How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(ix)	Whether the Fund cast its vote for or against management.

Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund’s website, if applicable.  If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund’s most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

Each Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund’s website at a specified Internet address; and (2) on the SEC’s website.  If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund’s most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

IV.      Recordkeeping

The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)	A copy of this Policy;
(ii)	Proxy statements received regarding each Fund’s securities;
(iii)	Records of votes cast on behalf of each Fund; and
(iv)	A record of each shareholder request for proxy voting information and the Fund’s response, including the date of the request, the name of the shareholder, and the date of the response.

The foregoing records may be kept as part of the Advisor’s records.

The Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

V.         Proxy Voting Committee

A.           General

The proxy voting committee of the Trust (“Proxy Voting Committee “) shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide.  The purpose of the Proxy Voting Committee shall be to determine how a Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand.

B.           Powers and Methods of Operation

The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee.  The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine.  The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee.  The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary.  The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust’s records.  The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.

VI.       Other

This Policy may be amended, from time to time, as determined by the Board.

Adopted as of this 22nd day of May, 2003.

Capital Management Associates, Inc.

Proxy Voting Policies and Procedures

Effective March 10, 2003, the Securities and Exchange Commission (“SEC”) adopted a new rule and rule amendments under the Investment Advisers Act of 1940.  Rule 206(4)-6 imposes a number of requirements on investment advisors that have voting authority with respect to securities held in their clients’ accounts.

These written policies and procedures are designed to reasonably ensure that Capital Management Associates votes proxies in the best interest of clients who have given Capital Management Associates voting authority and describes how Capital Management Associates addresses material conflicts between its interests and those of its clients with respect to proxy voting.  In accordance with the requirements of the new Rule, Policies and Procedures for Capital Management Associates are herewith provided.

Proxy Voting
Capital Management Associates, unless otherwise directed by our clients, will research, vote and record all proxy ballots for the security positions we maintain on our client’s behalf.  To execute this responsibility CMA relies on Institutional Shareholder Service (ISS) to provide proxy research and recommendations, as well as record keeping.

We have fully reviewed and approved the ISS Proxy Voting Guidelines and follow their recommendations on most issues brought to a shareholder vote.

In the rare instance where our research or security analyst believes that an ISS recommendation would be to the detriment of our investment clients, we can and will override the ISS recommendation through a manual vote.  The final authorization to override an ISS recommendation must be approved by the Director of Research or President of Capital Management Associates.  A written record supporting the decision to override the ISS recommendation will be maintained.

Proxy Voting Process
A portfolio company’s custodian, in advance of each company’s annual or special meeting provides ISS with the appropriate proxies to be voted.  ISS is responsible for maintaining records of all proxy statements received and all votes cast.  The compliance officer at Capital Management Associates is responsible for maintaining copies of all proxy policies and procedures and for determining when a potential conflict of interest exists (see “Conflicts of Interest” below

Capital Management Associates will provide copies of the policies and procedures to clients upon request.  Clients can obtain information on how their proxies were voted and request copies of the proxy voting policies and procedures by calling Capital Management Associates at (212) 320-2008.

Conflicts of Interest
Resolving Potential Conflicts of Interest:
Each proxy is reviewed by the portfolio management staff to identify potential conflicts of interest in regard to the proxy voting process.  Examples of potential conflicts of interest include:

1	The advisor manages a pension plan for a portfolio company whose management is soliciting proxies
2	The advisor has a material business relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast
3	The advisor or its principals have a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

In cases where a potential conflict of interest exists, ISS will vote in accordance with ISS recommendations if application of such recommendations to the matter at hand involve little discretion on the part of the adviser.  If such recommendations do not apply or involve adviser discretion, then the adviser will either disclose the conflict to the client and obtain their consents before voting or suggest that the client engage another party to determine how the proxies should be voted

Other
Capital Management Associates reserves the right to amend and revise this policy without notice at any time.

This policy is dated September 17, 2004.

U.S. Proxy Voting Guidelines Concise Summary
(Digest of Selected Key Guidelines)

January 15, 2009

Copyright © 2009 by RiskMetrics Group.

The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of RiskMetrics 2009 proxy voting guidelines can be found in the Jan. 15, 2009, edition of the U.S. Proxy Voting Manual.

All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group   is a trademark used herein under license.

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1. Operational Items:

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;
•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;
•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees Vote

CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging  in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;
•	The length of rotation specified in the proposal;
•	Any significant audit-related issues at the company;
•	The number of Audit Committee meetings held each year;
•	The number of financial experts serving on the committee; and
•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2. Board of Directors:

Voting on Director1 Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD2 from individual directors who:

•
Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company  provides meaningful public or private disclosure explaining the director’s absences, evaluate the  information on a CASE-BY-CASE basis taking into account the following factors:

- Degree to which absences were due to an unavoidable conflict;

1	RiskMetrics’ classification of directors can be found in U.S. Proxy Voting Guidelines Summary.

2
In general, companies with a plurality vote standard use “Withhold” as the valid opposition vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid opposition vote for the particular company.

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- Pattern of absenteeism; and
- Other extraordinary circumstances underlying the director’s absence;
•	Sit on more than six public company boards;
•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own-- withhold only at their outside boards.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

•
The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;
•
The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not  commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a  commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for  this issue;

•
The board failed to act on a shareholder proposal that received approval by a majority of the shares  outstanding the previous year (a management proposal with other than a FOR recommendation by  management will not be considered as sufficient action taken);

•
The board failed to act on a shareholder proposal that received approval of the majority of shares cast  for the previous two consecutive years (a management proposal with other than a FOR  recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;
•
At the previous board election, any director received more than 50 percent withhold/against votes of  the shares cast and the company has failed to address the underlying issue(s) that caused the high  withhold/against vote;

•
The board is classified, and a continuing director responsible for a problematic governance issue at the  board/committee level that would warrant a withhold/against vote recommendation is not up for  election- any or all appropriate nominees (except new) may be held accountable;

•
The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;
•	The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive;

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•	The company receives an adverse opinion on the company’s financial statements from its auditor; or
•
There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue  legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are indentified, such as: fraud; misapplication of GAAP; and material  weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted  against the members of the Audit Committee who are responsible for the poor accounting practices, or the  entire board.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:

•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);
•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;
•	The company fails to submit one-time transfers of stock options to a shareholder vote;
•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;
•	The company has backdated options (see “Options Backdating” policy);

The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing features:

•
Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as  a lead director.) The duties should include, but are not limited to, the following:

- presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;
- serves as liaison between the chairman and the independent directors;
- approves information sent to the board;
- approves meeting agendas for the board;
- approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;
- has the authority to call meetings of the independent directors;
- if requested by major shareholders, ensures that he is available for consultation and direct communication;
•	Two-thirds independent board;

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•	All independent key committees;
•	Established governance guidelines;
•
A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO  position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:
- Egregious compensation practices;
- Multiple related-party transactions or other issues putting director independence at risk;
- Corporate and/or management scandals;
- Excessive problematic corporate governance provisions; or
- Flagrant board or management actions with potential or realized negative impact on shareholders.

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not  conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.

Performance/Governance Evaluation for Directors

Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with  sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in  the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Evaluate board accountability and oversight at companies that demonstrate sustained poor performance.

Problematic provisions include but are not limited to:

•	a classified board structure;
•	a supermajority vote requirement;
•	majority vote standard for director elections with no carve out for contested elections;
•	the inability of shareholders to call special meetings;
•	the inability of shareholders to act by written consent;
•	a dual-class structure; and/or
•	a non-shareholder approved poison pill.

If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight,  also take into consideration the company’s five-year total shareholder return and five-year operational metrics  in the evaluation.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

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•	Management’s track record;
•	Background to the proxy contest;
•	Qualifications of director nominees (both slates);
•	Strategic plan of dissident slate and quality of critique against management;
•	Likelihood that the proposed goals and objectives can be achieved (both slates);
•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50% of the directors to be elected is contested in the election;
•	One or more of the dissident’s candidates is elected;
•	Shareholders are not permitted to cumulate their votes for directors; and
•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4. Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has  adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a  shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or
•
The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

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Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;
•	A term of no more than three years;
•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;
•
Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek  a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:

•	the trigger (NOL pills generally have a trigger slightly below 5%);
•	the value of the NOLs;
•	the term;
•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and
•	other factors that may be applicable.

In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be  considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval,  does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly  public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or  reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for  this issue.

5. Mergers and Corporate Restructurings

Overall Approach

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•
Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?  While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
•
Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.  Management should also have a favorable track record of successful integration of historical acquisitions.

•
Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

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•
Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The change-in-control figure presented in the “RMG Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•
Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation

Reincorporation Proposals

Evaluate management or shareholder proposals to change a company’s state of incorporation on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;
•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and
•	Comparison of corporation laws of original state and destination state

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;
•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;
•	The board’s governance structure and practices; and
•	Risks to shareholders of not approving the request.

Vote FOR proposals to approve increases beyond the allowable cap when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Preferred Stock

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;
•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;
•	The board’s governance structure and practices; and
•	Risks to shareholders of not approving the request.

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Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;
•	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;
•
The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect  between CEO pay and the company’s performance where over 50 percent of the year-over-year  increase is attributed to equity awards;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;
•
The plan provides for the acceleration of vesting of equity awards even though an actual change in  control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a  tender offer); or

•	The plan is a vehicle for poor pay practices.

Poor Pay Practices

Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:

•	Egregious employment contracts - Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;
•	Excessive perks/tax reimbursements:
	-	Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;
	-	Reimbursement of income taxes on executive perquisites or other payments;
	-	Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

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Abnormally large bonus payouts without justifiable performance linkage or proper disclosure - Performance  metrics that are changed, canceled or replaced during the performance period without adequate  explanation of the action and the link to performance;

•	Egregious pension/SERP (supplemental executive retirement plan) payouts:
	-	Inclusion of additional years of service not worked that result in significant payouts;
	-	Inclusion of performance-based equity awards in the pension calculation;
•	New CEO with overly generous new hire package:
	-	Excessive “make whole” provisions;
	-	Any of the poor pay practices listed in this policy;
•	Excessive severance and/or change in control provisions:
	-	Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;
	-	Payments upon an executive’s termination in connection with performance failure;
	-	Change in control payouts without loss of job or substantial diminution of job duties (single-triggered);
-
New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive  the change-in-control severance package;

	-	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;
	-	New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;
	-	Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;
•	Dividends or dividend equivalents paid on unvested performance shares or units;
•	Poor disclosure practices:
	-	Unclear explanation of how the CEO is involved in the pay setting process;
	-	Retrospective performance targets and methodology not discussed;
	-	Methodology for benchmarking practices and/or peer group not disclosed and explained;
•	Internal Pay Disparity:
	-	Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);
•	Options backdating (covered in a separate policy);
•	Other excessive compensation payouts or poor pay practices at the company.

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Other Compensation Proposals and Policies

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.

For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:

Relative Considerations:
•	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;
•	Evaluation of peer groups used to set target pay or award opportunities;
•	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);
•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).
Design Considerations:
•	Balance of fixed versus performance-driven pay;
•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.
Communication Considerations:
•
Evaluation of information and board rationale provided in CD&A about how compensation is determined  (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially  retrospective goals);

•	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

Employee Stock Purchase Plans-- Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock  purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);
•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;
•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

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•	Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;
•	Rationale for the re-pricing--was the stock price decline beyond management’s control?
•	Is this a value-for-value exchange?
•	Are surrendered stock options added back to the plan reserve?
•	Option vesting--does the new option vest immediately or is there a black-out period?
•	Term of the option--the term should remain the same as that of the replaced option;
•	Exercise price--should be set at fair market or a premium to market;
•	Participants--executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration  the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal.

The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time.  Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule.  Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock.

Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Ownership or Holding Period Guidelines

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for

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two years following the termination of their employment, and to report to shareholders regarding this policy.

The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
	-	Rigorous stock ownership guidelines, or
	-	A holding period requirement coupled with a significant long-term ownership requirement, or
	-	A meaningful retention ratio,
•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.
•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

Tax Gross-Up Proposals

Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to  management employees of the company, such as a relocation or expatriate tax equalization policy.

9. Corporate Social Responsibility (CSR) Issues

Overall Approach

When evaluating social and environmental shareholder proposals, RMG considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;
•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;
•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;
•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;
•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;
•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;
•	What other companies have done in response to the issue addressed in the proposal;
•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;
•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;
•	Whether the subject of the proposal is best left to the discretion of the board;
•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and
•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Genetically Modified Ingredients

Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.

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Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

•	The company’s business and the proportion of it affected by the resolution;
•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and
•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.

Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.

Pharmaceutical Pricing, Access to Medicines, and Product Reimportation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:

•	The nature of the company’s business and the potential for reputational and market risk exposure;
•	The existing disclosure of relevant policies;
•	Deviation from established industry norms;
•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;
•	Whether the proposal focuses on specific products or geographic regions; and
•	The potential cost and scope of the requested report.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Climate Change

Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering whether:

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•
The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address  related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and
•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Lobbying Expenditures/Initiatives

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:

•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,
•	The company’s current level of disclosure on lobbying strategy, and
•	The impact that the policy issue may have on the company’s business operations.

Political Contributions and Trade Association Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and
•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and
•
The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

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•	Whether or not existing relevant policies are consistent with internationally recognized standards;
•	Whether company facilities and those of its suppliers are monitored and how;
•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;
•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;
•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;
•	The scope of the request; and
•	Deviation from industry sector peer company standards and practices.

Sustainability Reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•
The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame

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STATEMENT OF ADDITIONAL INFORMATION

CAPITAL MANAGEMENT SMALL-CAP FUND

March 31, 2010

A series of the
CAPITAL MANAGEMENT INVESTMENT TRUST

Capital Management Associates, Inc.
140 Broadway
New York, New York  10005
Telephone 1-888-626-3863

This Statement of Additional Information (“SAI”) is meant to be read in conjunction with the prospectus for the Capital Management Small-Cap Fund (“Fund”), dated the same date as this SAI, relating to the Fund’s Institutional Shares and Investor Shares (“Prospectus”) and is incorporated by reference in its entirety into the Prospectus.  Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein.  Information from the Annual Reports to shareholders is incorporated by reference into this SAI.  Copies of the Prospectus for the Investor Shares and Institutional Shares of the Fund and Annual Reports may be obtained at no charge by writing or calling the Fund at the address or phone number shown above.  Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

OTHER INVESTMENT POLICIES

The Fund is a diversified series of the Capital Management Investment Trust (“Trust”), a registered open-end management investment company.  The Trust was organized on October 18, 1994, as a Massachusetts business trust.  The primary investment strategies and risks of the Fund are described in the Prospectus.  In addition to the principal investment strategies discussed in the Fund’s Prospectus, the Fund may also employ the use of the financial instruments described below in order to achieve its objective.  The strategies set forth below are not principal strategies of the Fund.  Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by nationally recognized statistical rating organizations for securities in which the Fund may invest.

General Investment Risks.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that the Fund’s investment program will be successful.  Investors should carefully review the descriptions of the Fund’s investments and their risks described in this SAI and the Fund’s Prospectus.

Repurchase Agreements.  The Fund may acquire U.S. government obligations or corporate debt securities subject to repurchase agreements.  A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future.  The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.  Delivery pursuant to the resale generally will normally occur within one to seven days of the purchase.

Repurchase agreements are considered “loans” under the Investment Company Act of 1940, as amended (“1940 Act”), collateralized by the underlying security.  The Trust will implement procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations.  The Fund’s investment advisor, Capital Management Associates, Inc. (“Advisor”), will consider the creditworthiness of the vendor.  If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral.  The Fund’s risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral.  The Fund will not enter into any repurchase agreement that would cause more than 15% of its net assets to be invested in repurchase agreements that extend beyond seven days and other illiquid securities.

Money Market Instruments.  The Fund may acquire money market instruments.  Money market instruments may include U.S. government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund.  Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes (“Master Notes”).  Banker’s Acceptances are time drafts drawn on and “accepted” by a bank.  When a bank “accepts” such a time draft, it assumes liability for its payment.  When the Fund acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due.  The Banker’s Acceptance carries the full faith and credit of such bank.  A Certificate of Deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank.  Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower.  Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument.  The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Group (“S&P”), or Fitch Investors Service, Inc. (“Fitch”) or, if not rated, is of equivalent quality in the Advisor’s opinion.  Commercial Paper may include Master Notes of the same quality.  Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest.  Master Notes will be acquired by the Fund only through the Master Note program of the Fund’s custodian bank, acting as administrator thereof.  The Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

Investment Companies.   The Fund may, from time to time, invest in securities of other investment companies, including, without limitation, money market funds and exchange traded funds (“ETFs”).  The Fund expects to rely on Rule 12d1-1 under the 1940 Act when purchasing shares of a money market fund.  Under Rule 12d1-1, the Fund may generally invest without limitation in money market funds as long as the Fund pays no sales charge (“sales charge”), as defined in rule 2830(b)(8) of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), or service fee, as defined in Rule 2830(b)(9) of the

2

Conduct Rules of FINRA, charged in connection with the purchase, sale, or redemption of securities issued by the money market fund (“service fee”); or the Adviser waives its management fee in an amount necessary to offset any sales charge or service fee.  The Fund expects to rely on Section 12(d)(1)(F) of the 1940 Act when purchasing shares of other investment companies that are not money market funds.  Under Section 12(d)(1)(F), a Fund may generally acquire shares of another investment company unless, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the investment company’s total outstanding stock (the “3% Limitation”).  To the extent the 3% Limitation applies to an investment the Fund wishes to make, the Fund may be prevented from allocating its investments in the manner that the Adviser considers optimal.  Also, in the event that there is a proxy vote with respect to shares of another investment company purchased and held by the Fund under Section 12(d)(1)(F), then the Fund will either (i) vote such shares in the same proportion as the vote of all other holders of such securities; or (ii) contact its shareholders for instructions regarding how to vote the proxy.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  For example, the Fund investors will indirectly bear fees and expenses charged by underlying investment companies in which the Fund invests, in addition to the Fund’s direct fees and expenses.

Exchange Traded Funds.  The Fund may invest in an exchange traded fund.  An ETF is a investment company that holds a portfolio of common stock or bonds designed to track the performance of a securities index or sector of an index.  ETFs are traded on a securities exchange based on their market value.  An investment in an ETF generally presents the same primary risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decrease, thereby affecting the value of the shares of an ETF.  In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the Fund’s expenses.  ETFs are also subject to the following risks that often do not apply to conventional investment companies: (1) the market price of the ETF’s shares may trade at a discount to the ETF’s net asset value, and as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact the Fund’s net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained at a sufficient volume; (3) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; and (4) ETF shares may be delisted from the exchange on which they trade, or “circuit breakers” (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF’s stock.  ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track.  Finally, there may be legal limitations and other conditions imposed by SEC rules on the amount of the ETF shares that the Fund may acquire.

Options.  The Fund may purchase and write put and call options on securities.  The Fund may write a call or put option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means that would permit immediate satisfaction of the Fund’s obligation as writer of the option.  The purchase and writing of options involves certain risks.  During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.  If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option.  Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.  There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.  Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.

Futures Contracts.  A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future.  Futures contracts are designated by boards of trade which have been designated “contracts markets” by the Commodity Futures Trading Commission (“CFTC”).  No purchase price is paid or received when the contract is entered into.  Instead, the Fund, upon entering into a futures contract (and to maintain the Fund’s open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade debt securities, known as “initial margin.”  The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract.

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Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin.  However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.  These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.”  The Fund expects to earn interest income on their initial and variation margin deposits.

The Fund will incur brokerage fees when it purchases and sells futures contracts.  Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss.  While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so.  A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts.  Purchases or sales of securities index futures contracts may be used in an attempt to protect the Fund’s current or intended investments from broad fluctuations in securities prices.  A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract.  On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out.  Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate “short” position in index futures, the Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities.  Alternatively, in anticipation of a generally rising market, the Fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in securities index futures and later liquidating that position as particular securities are in fact acquired.  To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Options on Futures Contracts.  The Fund may purchase exchange-traded call and put options on futures contracts and write exchange-traded call options on futures contracts.  These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading.  A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a “long” position) at a specified exercise price at any time before the option expires.  A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a “short” position), for a specified exercise price at any time before the option expires.

The Fund will write options only on futures contracts that are “covered.”  The Fund will be considered “covered” with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Fund segregates with its custodian cash, U.S. Government securities, or liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker).  The Fund will be considered “covered” with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Fund owns a security deliverable under the futures contract.  The Fund will be considered “covered” with respect to a call option it has written on a securities index future if the Fund owns securities the price changes of which are, in the opinion of the Advisor, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a “long” position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market.  Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a “short” position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market.  When the holder of an option exercises it and assumes a long futures

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position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer.  However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights.  Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If the Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position.  If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Fund.  If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

Options on futures contracts can be used by the Fund to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts.  If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself.  Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts may be used as a means of hedging the Fund’s portfolio against a general decline in market prices.  The purchase of a call option on a futures contract may represent a means of hedging the Fund’s portfolio against a market advance when the Fund is not fully invested.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities.  If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Fund’s portfolio securities.  The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Fund intends to acquire.  However, the hedge is limited to the amount of premium received for writing the put.

Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts.  Options and futures can be volatile instruments and involve certain risks.  If the Advisor applies a hedge at an inappropriate time or judges market movements incorrectly, options and futures strategies may lower the Fund’s return.  The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its position because of an illiquid market.  The Fund will not engage in transactions in futures contracts and related options for speculation.  In addition, the Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for “bona fide hedging” purposes (as defined under the CFTC regulations), or (ii) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Fund’s existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are “in-the-money” (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Fund’s total assets.  In instances involving the purchase of futures contracts or the writing of put options by the Fund, an amount of cash and cash equivalents, equal to the cost of such futures contracts or options written (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged.  In instances involving the sale of futures contracts or the writing of call options by the Fund, the securities underlying such futures contracts or options will at all times be maintained by the Fund or, in the case of index futures and related options, the Fund will own securities, the price changes of which are, in the opinion of the Advisor, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

Short Sales.  The Fund may commit up to 20% of its net assets in short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security.  To complete a short sale transaction, the Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs.  The Fund then sells the borrowed security to a buyer in the market.  The Fund will cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender.  Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan.  In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

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The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a gain if the security declines in price between those dates.  Short sales involve leverage, which may exaggerate a gain or loss.  The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.  The use of borrowing and short sales may cause the Fund to incur higher expenses (especially interest and dividend expenses) than those of other equity mutual funds.  When the Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. Government securities, or equity securities) on the Fund’s books and/or in a segregated account at the Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest, and/or transaction costs due to the broker-dealer lender.  In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily.  To the extent the market price of the security sold short increases and more assets are required to meet the Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund’s short position obligations.

In addition, the Fund may make short sales “against the box.”  A short sale is against the box to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.  If the Fund sells securities short against the box, it may protect unrealized gains, but it will lose the opportunity to profit on such securities if the price rises.  The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Foreign Securities.  The Fund may invest directly in foreign securities traded on U.S. national exchanges or over-the-counter domestic exchanges; foreign securities represented by American Depository Receipts (“ADRs”), as described below; and foreign securities traded on foreign exchanges.  The Fund may also invest in foreign currency-denominated fixed-income securities.  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments.  For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws.  Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers.  Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments.  Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States.  Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.  Additional costs associated with an investment in foreign securities may include higher custodial fees than would apply to domestic custodial arrangements, and transaction costs of foreign currency conversions.  Certain foreign governments levy withholding taxes on dividend and interest income.  Although in some countries it is possible for the Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income that the Fund receives from its investments.

ADRs provide a method whereby the Fund may invest in securities issued by companies whose principal business activities are outside the United States.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs.  In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs.  In unsponsored programs, the issuer may not be directly involved in the creation of the program.  Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

Funding Agreements.  Within the limitations on investments in illiquid securities, the Fund may invest in various types of funding agreements.  A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company.  Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less.  Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less.  An insurance company may be subject to special protection under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

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Illiquid Investments.  The Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued.  Under the supervision of the Board of Trustees of the Trust (each a “Trustee” and collectively, “Trustees”), the Advisor determines the liquidity of the Fund’s investments, and through reports from the Advisor, the Trustees monitor investments in illiquid instruments.  In determining the liquidity of the Fund’s investments, the Advisor may consider various factors including, among others:  (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund’s rights and obligations relating to the investment).  If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Investments in illiquid securities may involve a high degree of business and financial risk and may result in substantial losses. Because of the illiquid nature of these securities, the Fund may take longer to liquidate these positions than would be the case for more liquid securities.  The Fund’s investment in these illiquid securities is subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their fair market value, the value of the Fund’s net assets could be adversely affected.

Forward Commitment & When-Issued Securities.  The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price.  In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement.  If a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale.  When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale.  As a result, the exposure to the counterparty of the purchase or sale is increased.  Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Advisor felt such action was appropriate.  In such a case, the Fund could incur a short-term gain or loss.

Borrowing.  The Fund may borrow money from banks as a temporary measure (i) for extraordinary or emergency purposes in amounts not exceeding 5% of its total assets or (ii) to meet redemption requests in amounts not exceeding 33 1/3% of its total assets.  The Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets.  In the event that the Fund should ever borrow money under these conditions, such borrowing could increase the Fund’s costs and thus reduce the value of the Fund’s assets.

Temporary Defensive Positions.  As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may determine from time to time that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund’s investment restrictions, shares of other investment companies.  Under such circumstances, the Advisor may invest up to 100% of the Fund’s assets in these investments.  Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund’s expenses and the expenses relating to those other investment companies with respect to the Fund’s assets invested in such investment companies.  To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective.  Under normal circumstances, however, the Fund may also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.

INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund.  A “majority” for this purpose means the lesser of (i) 67% of the Fund’s outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented; or (ii) more than 50% of its outstanding shares.  Unless otherwise indicated, percentage limitations apply at the time of purchase.

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As a matter of fundamental policy, the Fund may not:

1.
Issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) to meet redemption requests in amounts not exceeding 33 1/3% of its total assets.  The Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets;

2.
With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities are not subject to this limitation);

3.
Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. government, its agencies, and instrumentalities are not subject to this limitation);

4.	Invest for the purpose of exercising control or management of another issuer;

5.
Purchase or sell commodities or commodities contracts or real estate (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or other securities secured by real estate or interests therein or readily marketable securities issued by companies that invest in real estate or interests therein);

6.
Underwrite securities issued by others except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws;

7.	Participate on a joint or joint and several basis in any trading account in securities;

8.	Invest its assets in the securities of one or more investment companies except to the extent permitted by the 1940 Act; or

9.	Make loans of money or securities, except that the Fund may invest in repurchase agreements, money market instruments, and other debt securities.

The following investment limitations are not fundamental and may be changed without shareholder approval.  As a matter of non-fundamental policy, the Fund may not:

1.
Invest in securities of issuers that have a record of less than three years of continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

2.
Invest more than 15% of its net assets in illiquid securities.  For this purpose, illiquid securities include, among others, (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed-time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

3.
Invest in the securities of any issuer if those officers or Trustees of the Trust and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer’s securities; or

4.
Purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases), except to the extent permitted by the Fund’s Prospectuses or Statement of Additional Information, as may be amended from time to time.

MANAGEMENT AND OTHER SERVICE PROVIDERS

This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

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TRUSTEES AND OFFICERS. The Trustees are responsible for the management and supervision of the Fund.  The Trustees set broad policies for the Fund and choose the Fund’s officers.  The Trustees also approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances occur such as their resignation, death, or otherwise as specified in the Trust’s organizational documents.  Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents.  The following chart shows information for each Trustee, including the Trustees who are not “interested persons” as defined in the 1940 Act (“Independent Trustees”) and the Trustees who are “interested persons” as defined in the 1940 Act (“Interested Trustees”), as well as each officer of the Trust.  The address of each Trustee and officer, unless otherwise indicated, is 140 Broadway, 44th Floor, New York, New York 10005.

Name, Age, and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Lucius E. Burch, III, 68	Trustee	Since 12/94	Chairman and Chief Executive Officer (since 1982) of Burch Investment Group, formerly Massey Burch Investment Group, Inc. (venture capital firm).	2	None
Paul J. Camilleri, 62	Trustee	Since 2/07	Arbitrator for the National Association of Securities Dealers and New York Stock Exchange; previously, Consultant (2001-2003) to Credit Suisse (broker/dealer).	2	None
Anthony J. Walton, 67 Standard Charter Bank One Madison Avenue New York, NY 10010	Trustee	Since 12/94	Vice Chairman-Americas (Since 2005) of Standard Chartered Bank (commercial bank); Chief Executive Officer (since 1995) of Armstrong Holdings Corporation (private investment and corporate finance advisory firm); previously, Managing Director (2005-2008) of Econban Finance, LLC (investment bank) and Partner (2000-2004) of McFarland Dewey & Company, LLC (investment bank).	2	None
Interested Trustees*
David V. Shields, 70** Wellington Shields & Co., LLC 140 Broadway Street 44th Floor New York, NY 10005	Trustee	Since 12/94	Director (since 1983) of Capital Management Associates, Inc. (investment advisor to the Fund); Chairman and Managing Member (since December 2009) of Wellington Shields & Co., LLC (broker/dealer and distributor to the Fund); former President and Managing Director (from 1982 to 2009) of Shields & Company (broker/dealer and the former distributor to the Fund).	2	None
Joseph V. Shields, Jr., 72** Wellington Shields & Co., LLC 140 Broadway Street 44th Floor New York, NY 10005	Chairman and Trustee	Since 12/94	Chairman and Chief Executive Officer (since 1982) of Capital Management Associates, Inc.; Vice-Chairman and Managing Member (since December 2009) of Wellington Shields & Co., LLC; former Chairman and Managing Director (from 1982 to 2009) of Shields & Company.	2	Chairman of Board of Trustees –BBH Trust for the 5 series of the trust (registered investment companies); Director (since 1989) of Flowers Industries, Inc. (food company).
* Basis of Interestedness: David V. Shields and Joseph V. Shields, Jr. are Interested Trustees because they are officers and principal owners of Capital Management Associates, Inc., the Fund’s investment advisor, and Wellington Shields & Co., LLC, the Fund’s distributor.
** David V. Shields and Joseph V. Shields, Jr. are brothers.

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Name, Age, and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Officers
Ralph J. Scarpa, 73 Capital Management Associates, Inc. 140 Broadway Street 44th Floor New York, NY 10005	President, Principal Executive Officer, and Principal Financial Officer	Since 01/07
President (since 2007) and portfolio manager of Capital Management Associates, Inc.; Co-CEO and Managing Member (since December 2009) of Wellington Shields & Co., LLC; former Senior Vice President and Managing Director and Secretary of Shields & Company.
				n/a	n/a
Christopher F. Meyer, 60 Capital Management Associates, Inc. 140 Broadway Street 44th Floor New York, NY 10005	Chief Compliance Officer	Since 5/06
Chief Compliance Officer of Capital Management Associates, Inc. (since 2006); Chief Compliance Officer (since December 2009) of Wellington Shields & Co., LLC; previously Chief Compliance Officer (from 2006 to 2009) of Shields & Company; Chief Compliance Officer of H. G. Wellington & Co. Inc. (from January 2009 to December 2009); previously, Senior Finance Coordinator and Supervising Senior Examiner of the New York Stock Exchange, Inc.
				n/a	n/a
Larry E. Beaver, Jr., 40 Matrix Capital Group, Inc. 630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA 19090	Treasurer and Assistant Secretary	Since 5/27/08
Director of Mutual Fund Accounting and Administration (since 2005) of Matrix Capital Group, Inc. (administrator and transfer agent to the Fund); previously Fund Accounting Manager (2003-2005) of InCap Services, Inc. (mutual fund service provider) and Fund Account Supervisor of InCap Services, Inc. (and its predecessor company Declaration Group) (2001-2003).
				n/a	n/a
David F. Ganley, 63 Matrix Capital Group, Inc. 630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA 19090	Secretary and Assistant Treasurer	Since 5/27/08	Senior Vice President (since 2005) of Matrix Capital Group, Inc.; previously president of InCap Securities, Inc. (broker/dealer) and chief administration officer of InCap Services, Inc. (2001-2005).	n/a	n/a

Trustee Standing Committees.  The Trustees have established the following standing committees:

Audit Committee:  The Independent Trustees are the current members of the Audit Committee.  The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund’s financial statements, and interacts with the Fund’s independent auditors on behalf of all the Trustees.  The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.  The Audit Committee met two times during the Fund’s last fiscal year.

Nominating Committee:  The Independent Trustees are the current members of the Nominating Committee.  The Nominating Committee nominates, selects and appoints Independent Trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust.  The nomination of Independent Trustees is in the sole discretion of the Nominating Committee.  The Nominating Committee meets only as necessary and did not meet during the Fund’s last fiscal year.  The Nominating Committee will not consider nominees recommended by shareholders of the Trust.

Proxy Voting Committee: The Independent Trustees are the current members of the Proxy Voting Committee.  The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Trustees or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Fund’s Advisor, principal underwriter or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand.  The Proxy Voting

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Committee will review the Trust’s Proxy Voting Policy and recommend any changes to the Board of Trustees as it deems necessary or advisable.  The Proxy Voting Committee will also decide if the Fund should participate in a class action settlement, if called upon by the Advisor, in cases where a class action settlement with respect to the which the Fund is eligible to participate presents a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Advisor, on the other hand.  The Proxy Voting Committee meets only as necessary and did not meet during the Fund’s last fiscal year.

Qualified Legal Compliance Committee:  The Independent Trustees are the current members of the Qualified Legal Compliance Committee.  The Qualified Legal Compliance Committee receives, investigates and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees or agents.  The Qualified Legal Compliance Committee meets only as necessary and did not meet during the Fund’s last fiscal year.

Beneficial Equity Ownership Information.  The table below shows for each Trustee the amount of Fund equity securities beneficially owned by each Trustee and the aggregate value of all investments in equity securities of the Fund complex, as of a valuation date of December 31, 2009 and stated as one of the following ranges:  A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Funds	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen or to be Overseen by Trustee in Family of Investment Companies*
Independent Trustees
Lucius E. Burch, III	Mid-Cap Fund	A
	Small-Cap Fund	A
A
Paul J. Camilleri	Mid-Cap Fund	A
	Small-Cap Fund	A
A
Anthony J. Walton	Mid-Cap Fund	A
	Small-Cap Fund	A
A
Interested Trustees
David V. Shields	Mid-Cap Fund	D
	Small-Cap Fund	D
E
Joseph V. Shields, Jr.	Mid-Cap Fund	D
	Small-Cap Fund	A
D

* Family of Investment Companies includes both the Fund and the Capital Management Mid-Cap Fund.

Ownership of Securities of Advisor, Distributor, or Related Entities.  As of December 31, 2009, none of the Independent Trustees and/or their immediate family members owned securities of the Advisor, Distributor, or any entity controlling, controlled by, or under common control with the Advisor or Distributor.

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Compensation.  Trustees and officers of the Trust who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Other Trustees will receive an annual fee of $2,000 each year plus $250 per fund per meeting attended in person and $100 per fund per meeting attended by telephone.  The Trust will also reimburse each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.  The table below reflects the amount of compensation received by each Trustee for the fiscal year ended November 30, 2009.

Name of Trustee	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From The Fund and Trust Paid to Trustees*
Independent Trustees
Lucius E. Burch, III	$1,450	None	None	$2,900
Paul J. Camilleri	$2,250	None	None	$4,500
Anthony J. Walton	$1,700	None	None	$3,400
Interested Trustees
David V. Shields	None	None	None	None
Joseph V. Shields, Jr.	None	None	None	None

* Each Trustee serves as Trustee for the Fund and the Capital Management Mid-Cap Fund (another series of the Trust).

Codes of Ethics.  The Trust, the Advisor, and the Distributor have each adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to a code).  There can be no assurance that the codes will be effective in preventing such activities.

Anti-Money Laundering Program.  The Trust has adopted an anti-money laundering program, as required by applicable law, that is designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  The Trust’s Chief Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program. Compliance officers at certain of the Fund’s service providers are also responsible for monitoring the program.  The anti-money laundering program is subject to the continuing oversight of the Trustees.

Proxy Voting Policies.  The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Fund, subject to oversight of the Trustees.  A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting Policy and Procedures are included as Appendix B to this SAI.

No later than August 31 of each year, the Fund must file Form N-PX with the SEC.  Form N-PX states how an investment company voted proxies for the prior twelve-month period ended June 30.  The Fund’s proxy voting records, as set forth in the most recent Form N-PX filing, are available upon request, without charge, by calling the Fund at 1-888-626-3863.  This information is also available on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF VOTING SECURITIES.  As of December 31, 2009, the Trustees and officers of the Trust as a group owned beneficially (i.e., directly or indirectly had voting and/or investment power) 12.77% of the then outstanding shares of the Institutional Shares class of the Fund and 93.63% of the then outstanding shares of the Investor Shares class of the Fund.  Certain Trustees and officers of the Trust indirectly own shares of the Fund through the Advisor, as indicated below.  Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of any class of the Fund as of December 31, 2009.

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Institutional Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
First Clearing Corporation Capital Management Associates FAO: William Howard Flowers, Jr. 140 Broadway New York, NY 10005-1101	173,731.143 shares	30.02%*
First Clearing, LLC Brookwood Endowment Fund Special Account 314 Gordon Ave Thomasville GA 31792-6642	110,803.497 shares	18.15%
First Clearing, LLC Capital Management Associates FAO: Maury F. Shields 210 El Brillo Way Palm Beach, FL 33480-4728	51,079.238 shares	8.83%
First Clearing Corporation Fontaine Flowers McFadden Article VIII Residual Trust Post Office Box 6100 Thomasville, GA 31758-6100	32,486.936 shares	5.62%

Investor Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
First Clearing, LLC Shields & Company Firm Investment 140 Broadway New York, NY 10005	7,240.010 shares	93.63%**
First Clearing, LLC Joan Marie McEvoy Roth IRA 9111 Newton Street Westminster, CO 80031-3114	492.899 shares	6.37%

*	Deemed to control the indicated class of shares of the Fund, as defined by applicable SEC regulations. Shares are held for the W.H. Flowers, Jr. Foundation, a Georgia corporation.

**	Deemed to control the indicated class of shares of the Fund, as defined by applicable SEC regulations. This shareholder is also the distributor to the Fund and is a New York corporation.

INVESTMENT ADVISOR.  Information about the Advisor, Capital Management Associates, Inc., 140 Broadway, New York, New York 10005, and its duties and compensation as Advisor to the Fund is contained in the Prospectus for each class of shares of the Fund.  The Advisor supervises the Fund’s investments pursuant to the investment advisory agreement for the Fund (“Advisory Agreement”).  The Advisory Agreement is effective for a one-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.  The Advisory Agreement is terminable without penalty on 60-days’ notice by the Fund (as approved by the Trustees or by vote of a majority of the Fund’s outstanding voting securities) or by the Advisor.  The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor manages each Fund’s investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees.  The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities.  The portfolio manager for the Fund is Ralph J. Scarpa.  The principal shareholders of the Advisor are J.V. Shields, Jr. and David V. Shields, both Interested Trustees of the Trust.  The officers and directors of the Advisor control the Advisor through ownership.  Affiliates of the Advisor also control Wellington Shields & Co., LLC, fund’s distributor and Shields & Company, the Trust’s former distributor.

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Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; from a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Advisory Agreement.

As compensation for its services to the Fund, the Advisor will receive a monthly management fee based on the Fund’s daily net assets at the annual rate of 1.00% of the first $100 million of the Fund’s net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over 500 million.  For the fiscal year ended November 30, 2009, the Advisor received $18,446 of its fee after waiving $53,997 of its fee. For the fiscal year ended November 30, 2008, the Advisor received $10,298 of its fee after waiving $81,269 of its fee.  For the fiscal year ended November 30, 2007, the Advisor received $2,835 of its fee after waiving $94,928 of its fee and reimbursing $1,082 of the Fund’s expenses.

Portfolio Managers:

Compensation.  The portfolio manager is an officer of the Advisor and his compensation consists of a fixed annual salary.  The portfolio manager’s compensation is not linked to any specific factors, such as the Fund’s performance or asset level.

Ownership of Fund Shares.  The table below shows the amount of Fund equity securities beneficially owned by each portfolio manager as of November 30, 2009 stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Capital Management Small-Cap Fund
Ralph J. Scarpa	TBD

Other Accounts.  In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts.  The table below shows the number of, and total assets in, such other accounts as of December 31, 2009:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts**
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ralph J. Scarpa	1	TBD *	0	$0	TBD	TBD
Accounts where advisory fee is based upon account performance	0	$0	0	$0	0	$0

*  Includes the Capital Management Mid-Cap Fund, a series of the Trust.

** Includes accounts at Wellington Shields & Co., LLC.

Conflicts of Interests.  Mr. Scarpa’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts include pension plans, foundations, endowments, mutual funds, and private clients (collectively, the “Other Accounts”).  The Other Accounts might have similar investment objectives as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Fund.  While the portfolio manager’s management of Other Accounts may give rise to the following potential conflicts of interest, the Advisor does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, the Advisor believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades:  A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Fund.  The portfolio manager knows the size and timing of trades for the Fund and the Other Accounts, and may be able to predict the market impact of Fund trades.  It is

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theoretically possible that the portfolio manager could use this information to the advantage of Other Accounts it manages and to the possible detriment of the Fund, or vice versa.

Investment Opportunities:  The Advisor provides investment supervisory services for a number of investment products that have varying investment guidelines.  The portfolio manager works across different investment products.  Differences in the compensation structures of the Advisor’s investment products may give rise to a conflict of interest by creating an incentive for the Advisor to allocate the investment opportunities it believes might be the most profitable to the client accounts where it might benefit the most from the investment gains.

ADMINISTRATOR AND TRANSFER AGENT.

Matrix Capital Group, Inc. (“Matrix”) with principal business offices at 429 Lexington Avenue, Suite 601, New York, NY 10017-0002 provides accounting, administrative, transfer agency, dividend disbursing agency, and shareholder servicing agency services for the Trust pursuant to an Investment Company Services Agreement (the “Services Agreement”). Under the Services Agreement, Matrix is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; and (j) maintaining shareholder account records.

Under the Services Agreement, the Trust pays Matrix a base fee of $15,000 per year for services to the Fund; plus an additional fee at the following rate:

0.20% on daily net assets of the Fund from $0 to $50 million;
0.15% on daily net assets of the Fund from $50 million to $100 million;
0.10% on the daily net assets of the Fund from $100 million to $200 million; and
0.05% on the daily net assets of the Fund from $200 and above.

In addition, Matrix is entitled to reimbursement for certain out-of-pocket expenses.

During the fiscal period ended November 30, 2009, the Fund paid Matrix $29,496 under the Services Agreement for fund administration, fund accounting, and transfer agent services.  During the fiscal period ended November 30, 2008, the Fund paid Matrix $21,756 under the Services Agreement for fund administration, fund accounting, and transfer agent services.

Unless sooner terminated as provided therein, the Services Agreement between the Trust and Matrix will continue until May 27, 2010 and thereafter continue year to year unless terminated by either the Trust or Matrix.

Prior to May 23, 2008, the Trust was a party to an Amended and Restated Fund Accounting and Compliance Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company (“Nottingham”), a North Carolina corporation, whose address is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, which served as the Trust’s administrator.  The Trust also was a party to a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC (“NC Shareholder Services”), a North Carolina limited liability company, which served as the Trust’s transfer agent.

For the fiscal period ended May 22, 2008 and for fiscal year ended November 30, 2007, Nottingham received $28,983, and $60,988, respectively, in fees.  For the fiscal period ended May 22, 2008 and fiscal year ended November 30, 2007, NC Shareholder Services received $12,444 and $25,909 respectively, in fees.

DISTRIBUTOR. Wellington Shields & Co., LLC (“Distributor”), 140 Broadway, New York, New York 10005, is the principal underwriter and distributor of Fund shares pursuant to a distribution agreement (“Distribution Agreement”) with the Trust.  The Distributor, which is affiliated with the Advisor, serves as exclusive agent for the distribution of the shares of the Fund.  The Distributor may sell such shares to or through qualified securities dealers or others.  The Distributor receives commissions consisting of that portion of the sales charge for Investor Shares remaining after the discounts that it allows to dealers.

J.V. Shields, Jr. and David V. Shields, both affiliated persons of the Fund, are also affiliated persons of the Advisor and the Distributor.

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Prior to December 21, 2009, Shields & Company, 140 Broadway, New York, New York 10005, served as the principal underwriter and distributor of Fund shares pursuant to a Distribution Agreement with the Trust.  Shields & Company is affiliated with the Advisor.  Under the terms of the Distribution Agreement, Shields & Company received commissions consisting of that portion of the sales charge for Investor Shares remaining after the discounts that it allows to dealers.   For the fiscal year ended November 30, 2009, no sales charges were paid on the sale of Investor Shares.  For the fiscal year ended November 30, 2008, no sales charges were paid on the sale of Investor Shares.  For the fiscal year ended November 30, 2007, no sales charges were paid on the sale of Investor Shares.

The Fund has adopted an Amended and Restated Distribution Plan (“Plan”) pursuant to Rule 12b-1 of the 1940 Act for the Investor Shares (see “Investing in the Fund – Distribution of the Fund’s Shares” in the Prospectus for the Investor Shares).  As required by Rule 12b-1, the Plan (together with the Distribution Agreement) has been approved by the Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan and the Distribution Agreement.

Potential benefits of the Plan to the Fund include improved shareholder services, savings to the Fund in transfer agency costs, savings to the Fund in advisory fees and other expenses, benefits to the investment process through growth and stability of assets, and maintenance of a financially healthy management organization.  The continuation of the Plan must be considered by the Trustees annually.

Under the Plan, the Fund may expend up to 0.75% of the Investor Shares’ average daily net assets annually to finance any activity primarily intended to result in the sale of Investor Shares and the servicing of shareholder accounts, provided the Trustees have approved the category of expenses for which payment is being made.  Such expenditures, paid as service fees to any person who sells Investor Shares, may not exceed 0.25% of the Investor Shares’ average annual net asset value.  For the fiscal year ended November 30, 2009, the Fund incurred distribution and service fees under the Plan in the amount of $303 (after waivers of $376 of the fees by the Distributor).  This amount was substantially paid to sales personnel for selling Fund shares and servicing shareholder accounts, with a small amount paid for marketing expenses.

The Plan is of a type of plan known as a “compensation” plan because payments are made for services rendered to the Fund with respect to Investor Shares regardless of the level of expenditures by the Distributor.  The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Plan and in connection with their annual consideration of the Plan’s renewal.  The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto, and shareholder reports for prospective shareholders with respect to the Investor Shares of the Fund; (b) those relating to the development, preparation, printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to the Investor Shares of the Fund; (c) holding seminars and sales meetings designed to promote the distribution of Fund Investor Shares; (d) obtaining information and providing explanations to wholesale and retail distributors of Fund shares regarding Fund investment objectives and policies and other information about the Fund and its Funds, including the performance of the Funds; (e) training sales personnel regarding the Investor Shares of the Fund; and (f) financing any other activity that the Distributor determines is primarily intended to result in the sale of Investor Shares. The Distributor may also use a portion of the 12b-1 fees received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the sale of Investor Shares.

SUB-DISTRIBUTOR.  The Trust and the Distributor have entered into an Sub-Distribution Agreement with Matrix under which Matrix provides certain assistance to the Distributor in connection with processing purchases, redemptions and other transactions involving shares of the Fund through the National Securities Clearing Corporation.  Under the terms of the Sub-Distribution Agreement, the Distributor is responsible for paying Matrix for its services.

CUSTODIAN.  U.S. Bank, N.A. (“Custodian”), 425 Walnut Street, Cincinnati, OH 45202, serves as custodian for the Fund’s assets.  The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund’s request and maintains records in connection with its duties as Custodian.  For its services as Custodian, the Custodian is entitled to receive from the Administrator a fee based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund as described above in the section entitled “Fund Accountant and Administrator.”

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Trustees have selected the firm of BBD, LLP (formally known as Briggs, Bunting & Dougherty, LLP), 1835 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103, to serve as the independent registered public accounting firm for the Fund for the current fiscal year and to audit the annual

16

financial statements of the Fund, prepare the Fund’s federal and state tax returns, and consult with the Fund on matters of accounting and federal and state income taxation.

The independent registered public accounting firm audits the financial statements of the Fund at least once each year.  Shareholders will receive annual audited and semi-annual unaudited reports when published and written confirmation of all transactions in their account.  A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

LEGAL COUNSEL.  Kilpatrick Stockton LLP, 1100 Peachtree Street, Suite 2800, Atlanta, Georgia 30309, serves as legal counsel to the Trust and the Fund.

ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of each class of shares of the Fund may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders.  The “average annual total return” of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in the Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Fund’s contracts.  Performance figures will be given for the recent one-year, five-year, and ten-year periods or for the life of the Fund if it has not been in existence for any such periods, and any other periods as may be required under applicable law or regulation.  When considering average annual total return figures for periods longer than one year, it is important to note that the annual total return for the Fund for any given year might have been greater or less than its average for the entire period.

The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

P(1+T)n = ERV
Where	P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = Ending Redeemable Value of a hypothetical initial payment of $1,000

The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

P(1+T)n = ATVD
Where	P = a hypothetical initial payment of $1,000
T = average annual total return (after taxes on distributions)
n = number of years
	ATVD =	Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions but not after taxes on redemption

The average annual total return (after taxes on distributions and sale of fund shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

P(1+T)n = ATVDR
Where	P = a hypothetical initial payment of $1,000
T = average annual total return (after taxes on distributions and redemptions)
n = number of years
	ATVDR =	Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions and redemption

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The calculation of average annual total return and aggregate total return assumes an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period.  The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.  These performance quotations should not be considered as representative of the Fund’s performance for any specified period in the future.

The Fund may also compute the “cumulative total return” of each class of shares of the Fund, which represents the total change in value of an investment in the Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions).  Cumulative total return is calculated in a similar manner as average annual total return, except that the results are not annualized.  The Fund may also compute average annual total return and cumulative total return after taxes on distributions and after taxes on distributions and redemption, which are calculated in a similar manner after adjustments for taxes on distributions and taxes on distributions and redemption.

The calculations of average annual total return and cumulative total return assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period.  The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.  The Fund may also quote other total return information that does not reflect the effects of the sales load.

The calculations of average annual total return and cumulative total return after taxes on fund distributions assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period.  The ending value after taxes on fund distributions is determined by assuming complete redemption of the hypothetical investment, assuming the redemption has no tax consequences, and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The calculations of average annual total return and cumulative total return after taxes on fund distributions and redemption assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period.  The ending value after taxes on fund distributions and redemption is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations and subtracting of capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

The performance quotations below (before and after taxes) should not be considered representative of the Fund’s performance for any specified period in the future and after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.

The Fund’s performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance.  In particular, the Fund may compare its performance to the S&P 600 Small-Cap Index, which is an unmanaged index and generally considered to be representative of the performance of small-cap stocks that are publicly traded in the U.S. securities markets.  The Fund may also measure its performance against the appropriate Lipper Fund Index, which ranks the performance of mutual funds that have similar investment objectives and holdings as the Fund.  Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals.  The Fund may occasionally cite statistics to reflect its volatility and risk.  The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies.  The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment.  The Fund may compare its performance to other reports of the performance of managed accounts of the Advisor, such as the Capital Management Mid-Cap Fund, another series of the Trust.  Of course, there can be no assurance the Fund will experience the same results.  Performance comparisons may be useful to investors who wish to compare the Fund’s past performance to that of other mutual funds and investment products.  Of course, past performance is not a guarantee of future results.

The average annual total returns before taxes for the Institutional Shares of the Fund for the one-year ,five-year and ten-year periods ended November 30, 2009 were 17.10%, 0.68%, and 4.25%, respectively.  The cumulative total return before taxes for

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the Institutional Shares of the Fund for the ten-year period ended November 30, 2009 was 51.63%.  The average annual total returns after taxes on distributions for the Institutional Shares of the Fund for the one-year, five-year, and ten-year periods ended November 30, 2009, were 17.04%, (0.03)%, and 3.05%, respectively.  The cumulative total return after taxes on distributions for the Institutional Shares of the Fund for the ten-year period ended November 30, 2009 was 35.06%.  The average annual total returns after taxes on distributions and sale of shares for the Institutional Shares of the Fund for the one-year, five-year, and ten-year periods ended November 30, 2009 were 11.12%, 0.70%, and 3.18%,  respectively.  The cumulative total return after taxes on distributions and sale of shares for the Institutional Shares of the Fund for the ten-year period ended November 30, 2009 was 36.77%.

The average annual total returns before taxes for the Investor Shares of the Fund for the one-year, five-year, and ten-year periods ended November 30, 2009 were 13.24%, (0.11)%, and 3.67%, respectively.  The cumulative total return before taxes for the Investor Shares of the Fund for the ten-year period ended November 30, 2009, was 43.35%.  These quotations assume the maximum 3% sales load was deducted from the initial investment.  Without reflecting the effects of the maximum 3% sales load, the average annual total returns before taxes for the Investor Shares for the for the one-year, five-year, and ten-year periods ended November 30, 2009, were 16.74%, 0.50%, and 3.98%, respectively.  The cumulative total return before taxes for the Investor Shares of the Fund for the ten-year period ended November 30, 2009, without deducting the maximum 3% sales load, was 47.79%.

The average annual total returns after taxes on distributions for the Investor Shares of the Fund for the one-year, five-year, and ten-year periods ended November 30, 2009, were 13.24%, 0.83%, and 2.47%,  respectively.  The cumulative total return after taxes on distributions for the Investor Shares of the Fund for the ten-year period ended November 30, 2009, was 27.65%.  These quotations assume the maximum 3% sales load was deducted from the initial investment.  Without reflecting the effects of the maximum 3% sales load, the average annual total returns after taxes on distributions for the Investor Shares for the one-year, five-year, and ten-year periods ended November 30, 2009, were 16.74%,0.22%, and 2.78%, respectively.  The cumulative total return after taxes on distributions for the Investor Shares of the Fund for the ten-year period ended November 30, 2009, without deducting the maximum 3% sales load, was 31.60%

The average annual total returns after taxes on distributions and sale of shares for the Investor Shares of the Fund for the one-year, five-year, and ten-year periods ended November 30, 2009, were 8.61%, 0.04%, and 2.68%, respectively.  The cumulative total return after taxes on distributions and sale of shares for the Investor Shares of the Fund for the ten-year period ended November 30, 2009, was 30.27%.  These quotations assume the maximum 3% sales load was deducted from the initial investment.  Without reflecting the effects of the maximum 3% sales load, the average annual total returns after taxes on distributions and sale of shares for the Investor Shares for the one-year, five-year, and ten-year periods ended November 30, 2009, were 10.88%, 0.56%, and 2.96%, respectively.  The cumulative total return after taxes on distributions and sale of shares for the Investor Shares of the Fund for the ten-year period ended November 30, 2009, without deducting the maximum 3% sales load, was 33.83%.

The Fund’s performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily.  Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications.  These may include the following:

•
Lipper Analytical Services, Inc., which ranks funds in various fund categories by making comparative calculations using total return.  Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

•
Morningstar, Inc., an independent rating service, which is the publisher of the bi-weekly Mutual Fund Values.  Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns.  The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund’s Prospectus to obtain a more complete view of the Fund’s performance before investing.  Of course, when comparing the Fund’s performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons.  When comparing funds using reporting services or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price.  Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods.  The total

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returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time, the Fund may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation.  The Fund may also disclose, from time to time, information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody’s).  The Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators.  The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children’s education, or other future needs.

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period.  The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.  The increases in the Fund’s portfolio turnover rates from the fiscal year ended November 30, 2006 to the fiscal year ended November 30, 2007 were primarily due to increased portfolio trading by the Fund as a result of market conditions during the such time periods.  The decreases in the Fund’s portfolio turnover rates from the fiscal year ended November 30, 2007 to the fiscal year ended November 30, 2008 and the fiscal year ended November 30, 2008 to the fiscal year ended November 30, 2009 were primarily due to decreased portfolio trading by the Fund as a result of market conditions during the such time periods.  High rates of portfolio turnover could lower performance of the Fund due to increased transaction costs and may also result in the realization of short-term capital gains taxed at ordinary income tax rates.

Purchases of money market instruments by the Fund are made from dealers, underwriters, and issuers.  The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis by a dealer acting as principal for its own account without a stated commission.  The price of the security, however, usually includes a profit to the dealer.  Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.  When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions.  On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.  Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument.

The Fund may participate, if and when practicable, in bidding for the purchase of securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group.  The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund’s interest.

The Fund has adopted, and the Trustees have approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers.  In accordance with these policies and procedures in executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund.  In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis.  The Advisor may not give consideration to sales of shares of the Fund as a factor in selecting broker-dealers to execute portfolio securities transactions.  The Advisor may, however, place portfolio transactions with broker-dealers that promote or sell the Fund’s shares so long as

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such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker-dealer’s execution and not on its sales efforts.  The Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries; general summaries of groups of stocks or bonds and their comparative earnings and yields; or broad overviews of the stock, bond, and government securities markets; and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund.  The Trustees will periodically review any commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund.  It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which the Advisor exercises investment discretion.  Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions affected for such other account or investment company.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor (including the Distributor, an affiliate of the Advisor) if it believes it can obtain the best execution of transactions from such broker.  The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in, or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.  In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC.  Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust and for any other investment companies and accounts advised or managed by the Advisor.  Such other investment companies and accounts may also invest in the same securities as the Fund.  To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.  When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account.  In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

For the fiscal years ended November 30, 2009, 2008, and 2007, the Fund paid brokerage commissions of $14,880, $21,854, and $30,824, respectively, of which $14,880, $13,934 and $26,144, for the fiscal years ended November 30, 2009, 2008, and 2007 were paid to the Distributor.  The increase in brokerage commissions paid by the Fund for the fiscal year ended November 30, 2008 and 2009 from the respective prior fiscal years was primarily due to increase in portfolio trading resulting from market conditions.  For the fiscal year ended November 30, 2009, transactions in which the Fund used the Distributor as broker involved 100% of the aggregate dollar amount of transactions involving the payment of commissions and 100% of the aggregate brokerage commissions paid by the Fund.  For the fiscal year ended November 30, 2009, transactions in which the Fund used the Distributor as broker involved 84% of the aggregate dollar amount of transactions involving the payment of commissions and 85% of the aggregate brokerage commissions paid by the Fund.  Transactions in which the Fund used the Distributor as broker involved 100% of the aggregate dollar amount of transactions involving the payment of commissions and 100% of the aggregate brokerage commissions paid by the Fund for the fiscal years ended November 30, 2007.

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SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

Regular Account.  The regular account allows for voluntary investments to be made at any time.  Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account.  When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor’s registration instructions.  Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.  As stated in the Prospectus, share certificates are generally not issued.

Automatic Investment Plan.  The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic Withdrawal Plan.  Shareholders owning shares with a value of $10,000 or more for Investor Shares and $250,000 or more for Institutional Shares may establish a systematic withdrawal plan (“Systematic Withdrawal Plan”).  A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested.  The Fund has the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder’s personal bank account ($5,000 minimum per bank wire).  Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or are available by calling the Fund.  If the shareholder prefers to receive his/her systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date.  If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see “Investing in the Fund – Signature Guarantees” in the Prospectus).  A corporation (or partnership) must also submit a “Corporate Resolution” (or “Certification of Partnership”) indicating the names, titles, and required number of signatures authorized to act on its behalf.  The application must be signed by a duly authorized Officer(s) and the corporate seal affixed.  No redemption fees are charged to shareholders under this plan.  Costs in conjunction with the administration of the plan are borne by the Fund.  Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses.  The Systematic Withdrawal Plan may be terminated at any time by the Fund upon 60-days’ written notice or by a shareholder upon written notice to the Fund.  Applications and further details may be obtained by calling the Fund at 1-888-626-3863 or by writing to:

Capital Management Small-Cap Fund
c/o Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, Pennsylvania 190900-1904

Purchases in Kind.  The Fund may accept securities in lieu of payment for the purchase of shares in the Fund.  The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Advisor may deem appropriate.  If accepted, the securities will be valued using the same criteria and methods as described in “Investing in the Fund – Determining The Fund’s Net Asset Value” in the Prospectus.

Redemptions in Kind.  The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash.  In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to

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them in computing the net asset value per share.  Shareholders receiving them would incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (i) $250,000 or (ii) one percent (1%) of the Fund’s net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at the address shown above.  Your request should include the following: (i) the Fund name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) the new account registration, address, Social Security or Taxpayer Identification Number, and how dividends and capital gains are to be distributed; (iv) signature guarantees (See the Prospectus under the heading “Investing in the Fund – Signature Guarantees”); and (v) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trustees have adopted a policy that governs the disclosure of portfolio holdings.  This policy is intended to ensure that such disclosure is in the best interests of the shareholders of the Fund and to address possible conflicts of interest.  Under the Fund’s policy, the Fund and Advisor generally will not disclose the Fund’s portfolio holdings to a third party unless such information is made available to the public.  The policy provides that the Fund and Advisor may disclose non-public portfolio holdings information as required by law and under other limited circumstances that are set forth in more detail below.

The Fund will make available to the public a complete schedule of the Fund’s portfolio holdings, as reported on a fiscal quarter basis.  This information is generally available within 60 days of the Fund’s fiscal quarter end and will remain available until the next fiscal quarter’s portfolio holdings report becomes available.  You may obtain a copy of these quarterly portfolio holdings reports by calling the Fund at 1-888-626-3863.  The Fund will also file these quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-Q, as applicable.  The Fund’s Form N-CSR and Form N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  The first and third quarter portfolio holdings reports will be filed with the SEC on Form N-Q and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.

The officers of the Fund and/or Advisor may share non-public portfolio holdings information with the Fund’s service providers, that require such information for legitimate business and Fund oversight purposes, such as the Fund’s fund accountant and administrator, transfer agent, distributor, custodian, proxy voting services (as identified in the Advisor’s Proxy Voting Policy included in Appendix B to this SAI), independent registered public accounting firm and legal counsel as identified in the Fund’s Prospectus and SAI, and financial typesetters and printers such as V.G. Reed & Sons, PrintGrafix (a division of Sunbelt Graphic Systems, Inc.), Riverside Printing, Inc., PrinterLink Communications Group, Inc. and Filepoint EDGAR Services, that the Fund may engage for, among other things, the edgarizing, typesetting, the printing and/or distribution of regulatory and compliance documents.  The Fund and/or Advisor may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations.  The Fund’s service providers receiving such non-public information are subject to confidentiality obligations requiring such service providers to keep non-public portfolio holdings information confidential.  Certain of the service providers have codes of ethics that prohibit trading based on, among other things, non-public portfolio holdings information.

The Fund currently does not provide non-public portfolio holdings information to any other third parties.  In the future, the Fund may elect to disclose such information to other third parties if the officers of the Fund and/or Advisor determine that the Fund has a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality.  The Advisor is responsible for determining which other third parties have a legitimate business purpose for receiving the Fund’s portfolio holdings information.

The Fund’s policy regarding disclosure of portfolio holdings is subject to the continuing oversight and direction of the Trustees.  The Advisor and Administrator are required to report to the Trustees any known disclosure of the Fund’s portfolio holdings to unauthorized third parties.  The Fund has not entered (and does not intend to enter) into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information, other than the benefits that result to the Fund and its shareholders from providing such information, which include the publication of Fund ratings and rankings.

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PURCHASE OF SHARES

The purchase price of shares of the Fund is the net asset value next determined after the order is received subject to the order being received by the Fund in good form.  Net asset value per share is calculated for purchases and redemptions of shares of the Fund by dividing the value of total Fund assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund.  The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange (“NYSE”) on days the NYSE is open for regular trading (currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier) as described under “Net Asset Value” below.  The Fund’s net asset value is not calculated on business holidays when the NYSE is closed.  An order received prior to the time regular trading closes on the NYSE will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price calculated as of that time on the next business day.

The Fund reserves the right in its sole discretion to (i) suspend the offering of its shares; (ii) reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders; and (iii) reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

Employees and Affiliates of the Fund.  The Fund has adopted initial investment minimums for the purpose of reducing the cost to the Fund (and consequently to the shareholders) of communicating with and servicing its shareholders.  In keeping with this purpose, a reduced minimum initial investment of $1,000 applies to Trustees, officers, and employees of the Fund; the Advisor and certain parties related thereto; including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them.  To encourage investment in the Fund, the Fund may also sell shares at net asset value without a sales charge to such persons.  Accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

Sales Charges.  The public offering price of Investor Shares of the Fund equals net asset value plus a sales charge.  The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:

Amount of Transaction At Public Offering Price	Sales Charge As % of Net Amount Invested	Sales Charge As % of Public Offering Price	Dealer Discounts and Brokerage Commissions as % of Public Offering Price
Less than $250,000	3.09%	3.00%	2.80%
$250,000 but less than $500,000	2.56%	2.50%	2.30%
$500,000 or more	2.04%	2.00%	1.80%

From time to time, dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers.  Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated, or amended.

The dealer discounts and brokerage commissions schedule above applies to all dealers who have agreements with the Distributor.

Dealers.  The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of shares of the Fund.  Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares.  Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature.  Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as FINRA. None of the aforementioned compensation is paid for by the Fund or its shareholders.

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Reduced Sales Charges

Concurrent Purchases.  For purposes of qualifying for a lower sales charge for Investor Shares, investors have the privilege of combining concurrent purchases of the Fund and one or more other series of the Trust affiliated with the Advisor and sold with a sales charge.  For example, if a shareholder concurrently purchases shares in one of the other series of the Trust affiliated with the Advisor and sold with a sales charge at the total public offering price of $250,000, and purchases Investor Shares in the Fund at the total public offering price of $250,000, the sales charge would be that applicable to a $500,000 purchase as shown in the appropriate table above.  This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

Rights of Accumulation.  Pursuant to the right of accumulation, investors are permitted to purchase Investor Shares at the public offering price applicable to the total of (i) the total public offering price of the Investor Shares of the Fund then being purchased plus (ii) an amount equal to the then current net asset value of the purchaser’s combined holdings of the shares of all of the series of the Trust affiliated with the Advisor and sold with a sales charge.  To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of qualification, and confirmation of the purchase is subject to such verification.  This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.

Letters of Intent.  Investors may qualify for a lower sales charge for Investor Shares by executing a letter of intent.  A letter of intent allows an investor to purchase Investor Shares of the Fund over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser’s combined holdings of the shares of all of the series of the Trust affiliated with the Advisor and sold with a sales charge.  Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a 13-month period. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount.  If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid.  If such difference is not paid by the investor, the Distributor is authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due.  On the initial purchase of shares, if required, (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose.  The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.

A 90-day backdating period can be used to include earlier purchases at the investor’s cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period.  No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent.  Investors must notify the Administrator or the Distributor whenever a purchase is being made pursuant to a letter of intent.

Investors electing to purchase shares pursuant to a letter of intent should carefully read the letter of intent, which is included in the Fund Shares Application accompanying the Investor Shares Prospectus or is otherwise available from the Administrator or the Distributor.  This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.

Reinvestments.  Within 90 days after a redemption of Investor Shares, Investors may reinvest the proceeds from the redemption without a sales charge in either Investor Shares or in shares of another series of the Trust affiliated with the Advisor and sold with a sales charge.  If the other class of shares charges a sales charge higher than the sales charge the investor paid in connection with the shares redeemed, the investor must pay the difference.  The shares of the class to be acquired must also be registered for sale in the investor’s state of residence.  The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of such shares must be received by the Fund or the Distributor within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain.  If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has

25

elapsed after the redemption; although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

Purchases by Related Parties and Groups.  Reductions in sales charges apply to purchases by a single “person,” including an individual, members of a family unit, consisting of a husband, wife, and children under the age of 21 purchasing securities for their own account, or a Trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

Reductions in sales charges also apply to purchases by individual members of a “qualified group.”  The reductions are based on the aggregate dollar value of shares purchased by all members of the qualified group and still owned by the group plus the shares currently being purchased.  For purposes of this paragraph, a qualified group consists of a “company,” as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales charge, and the “related parties” of such company.  For purposes of this paragraph, a “related party” of a company is: (i) any individual or other company who directly or indirectly owns, controls, or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls, or has the power to vote five percent of more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

Sales at Net Asset Value.  To encourage investment in the Fund, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees; officers and employees of the Trust, Fund, and Advisor; and to employees and principals of related organizations and their families, and certain parties related thereto, including clients and related accounts of the Advisor.  Clients of investment advisors and financial planners may also purchase Investor Shares at net asset value if the investment advisor or financial planner has made arrangements to permit them to do so with the Distributor.  The public offering price of shares of the Fund may also be reduced to net asset value per share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

Exchange Feature.  Investors may exchange shares of the Fund for shares of any other comparable series of the Trust.  Shares of the Fund may be exchanged at the net asset value plus the percentage difference between that series’ sales charge and any sales charge previously paid in connection with the shares being exchanged.  For example, if a 2% sales charge were paid on shares that are exchanged into a series with a 3% sales charge, there would be an additional sales charge of 1% on the exchange.  Exchanges may only be made by investors in states where shares of the other series are qualified for sale.  An investor may direct the Fund to exchange his shares by writing to the Fund at its principal office.  The request must be signed exactly as the investor’s name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will take place, and a statement as to whether the exchange is a full or partial redemption of existing shares.  Notwithstanding the foregoing, exchanges of shares may only be within the same class or type of class of shares involved. For example, Investor Shares may not be exchanged for Institutional Shares.

A pattern of frequent exchange transactions may be deemed by the Advisor to be an abusive practice that is not in the best interest of the shareholders of the Fund.  Such a pattern may, at the discretion of the Advisor, be limited by the Fund’s refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60-days’ prior notice. The Trustees also reserve the right to suspend or terminate, or amend the terms of, the exchange privilege upon 60-days’ written notice to the shareholders.

REDEMPTION OF SHARES

The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.  Any redemption may be more or less than the shareholder’s cost depending on the market value of the securities held by the Fund.  No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds.

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In addition to the situations described in the Prospectus under “Investing in the Fund – Redeeming Your Shares,” the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time or to close a shareholder’s account if the Fund is unable to verify the shareholder’s identity.

NET ASSET VALUE

The net asset value per share of each class of Shares of the Fund (“Class”) is normally determined at the time regular trading closes on the NYSE, currently 4:00 p.m., New York time, Monday through Friday, except when the NYSE closes earlier.  The Fund’s net asset value per share of each Class is not calculated on business holidays when the NYSE is closed.  The NYSE recognizes the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day.  Any other holiday recognized by the NYSE will be deemed a business holiday on which the net asset value per share of each Class of the Fund will not be calculated.

The net asset value per share of each Class of the Fund is calculated separately by adding the value of the Fund’s securities and other assets belonging to the Fund and attributable to that Class, subtracting the liabilities charged to the Fund and to that Class, and dividing the result by the number of outstanding shares of such Class.  “Assets belonging to” the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income; realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments; any funds or payments derived from any reinvestment of such proceeds; and a portion of any general assets of the Trust not belonging to a particular investment fund.  Income, realized and unrealized capital gains and losses, and any expenses of the Fund not allocated to a particular Class of the Fund will be allocated to each Class of the Fund on the basis of the net asset value of that Class in relation to the net asset value of the Fund.  Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust’s series at the time of allocation or in accordance with other allocation methods approved by the Trustees.  Certain expenses attributable to a particular Class of shares (such as the distribution and service fees attributable to Investor Shares) will be charged against that Class of shares.  Certain other expenses attributable to a particular Class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that Class of shares if such expenses are actually incurred in a different amount by that Class, or if the Class receives services of a different kind or to a different degree than other Classes, and the Trustees approve such allocation.  Subject to the provisions of the Trust’s Amended and Restated Declaration of Trust (“Declaration of Trust”), determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the Classes of the Fund are conclusive.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.  In valuing the Fund’s total assets, portfolio securities are generally valued at their market value.  Instruments with maturities of 60 days or less are valued at amortized costs, which approximates market value.  Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders.  The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial, or administrative action.  Investors are advised to consult their tax advisors with specific reference to their own tax situations.

The Fund, and any other series of the Trust, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (“Code”), and intends to qualify or remain qualified as a regulated investment company under Subchapter M of the Code.  In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year.  At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other

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income derived with respect to the Fund’s business of investing in such stock, securities or currencies, and net income derived from an interest in a “qualified publicly traded partnership” as defined in Code section 851(h).  Any income derived by the Fund from a partnership (other than a “qualified publicly traded partnership”) or trust is treated as derived with respect to the Fund’s business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year.  In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer.  In addition, not more than 25% of the value of the fund’s total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; the securities of two or more issuers (other than securities of another regulated investment company) if the issuers are controlled by the Fund and they are, pursuant to Internal Revenue Service Regulations, engaged in the same or similar or related trades or businesses; or the securities of one or more publicly traded partnerships.  The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002.  These qualifying corporate dividends are taxable at long-term capital gains tax rates.  The long-term capital gains rate for individual taxpayers is currently at a maximum rate of 15% for transactions occurring prior to January 1, 2011 and 20% for those occurring after December 31, 2010, unless current applicable capital gains rates are changed by Congress.  Under current law, the application of the long-term capital gains rates to qualifying corporate dividends will expire for tax years beginning after December 31, 2010, after which such dividends would return to being taxed at ordinary income rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders.  If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates.  Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether they received in cash or reinvested in additional shares.  All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares.  To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

The Fund, and any other series of the Trust, will designate (i) any dividend of qualified dividend income as qualified dividend income; (ii) any tax-exempt dividend as an exempt-interest dividend; (iii) any distribution of long-term capital gains as a capital gain dividend; and (iv) any dividend eligible for the corporate DRD as such in a written notice mailed to shareholders within 60 days after the close of the series’ taxable year.  Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

To the extent that a distribution from the Fund is taxable, it is generally included in a shareholder’s gross income for the taxable year in which the shareholder receives the distribution.  However, if the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared.  Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

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A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund, and any other series of the Trust, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders after December 31, 2002 and before January 1, 2011, to the extent of the Fund’s current and accumulated earnings and profits, and would be eligible for the DRD for corporations, provided in each case that certain holding period and other requirements are met.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2010) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct taxpayer identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are “exempt recipients.”

Depending upon the extent of the Fund’s activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.  In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder).  The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.  Special rules may apply to non-U.S. shareholders with respect to the information reporting requirements and withholding taxes and non-U.S. shareholders should consult their tax advisors with respect to the application of such reporting requirements and withholding taxes.

The Fund is considered a personal holding company as defined under section 542 of the Code because 50% of the value of the Fund’s shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year.  As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate.  No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provision of the Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

The Fund will send shareholders information each year on the tax status of dividends and distributions.  A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation.  Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder’s cost and thus, in effect, result in a return of a part of the shareholder’s investment.

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CAPITAL SHARES AND VOTING

The Declaration of Trust currently authorizes the issuance of shares in two series:  the Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund.  Each series of shares is divided into two classes (“Institutional Shares” and “Investor Shares”) as described in the prospectus for each series.  Shares of the Fund, when issued, are fully paid and non-assessable and have no preemptive or conversion rights.  Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held.  Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees.  Shareholders of all the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class.  The rights of shareholders may not be modified by less than a majority vote.  The Trustees will hold office indefinitely, except that:  (1) any Trustee may resign or retire; and (2) any Trustee may be removed: (a) at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust and filed with the Trust’s custodian.  Shareholders have certain rights, as set forth in the Declaration of Trust, including the right to call a meeting of the shareholders.  Shareholders holding not less than 10% of the shares then outstanding may require the Trustees to call a meeting, and the Trustees are obligated to provide certain assistance to shareholders desiring to communicate with other shareholders in such regard (e.g., providing access to shareholder lists, etc.).  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act.  Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series.  Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder.  If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

The Declaration of Trust provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his/her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.  It also provides that all third parties shall look solely o the Trust property for satisfaction of claims arising in connection with the affairs of the Trust.  With the exception stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

Under Massachusetts law, a shareholder of a Massachusetts business trust may be held liable as a partner under certain circumstances.  The Declaration of Trust, however, contains an express disclaimer of shareholder liability for its acts or obligations.  The Declaration of Trust provides for indemnification and reimbursement of expenses out of the Fund’s property for any shareholder held personally liable for its obligations.  In addition, the operation of the Fund as investment companies would not likely give rise to liabilities in excess of its assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is highly unlikely and is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

FINANCIAL STATEMENTS

The audited financial statements for the fiscal year ended November 30, 2009, including the financial highlights that appear in the Fund’s Annual Report to Shareholders, are incorporated herein by reference and made a part of this document.

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APPENDIX A – DESCRIPTION OF RATINGS

The various ratings used by the nationally recognized statistical rating services are described below.

A rating by a rating service represents the service’s opinion as to the credit quality of the security being rated.  The ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.  Consequently, the Fund believes that the quality of fixed-income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis.  A rating is not a recommendation to purchase, sell, or hold a security because it does not take into account market value or suitability for a particular investor.  When a security has received a rating from more than one service, each rating is evaluated independently.  Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable.  Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

STANDARD & POOR’S® RATINGS SERVICES. The following summarizes the highest four ratings used by Standard & Poor’s Ratings Services (“S&P”), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

AAA – This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

AA – Debt rated AA differs from AAA issues only in a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – Debt rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted A-1+.  Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.  The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.  The rating SP-3 indicates a speculative capacity to pay principal and interest.

MOODY’S INVESTOR SERVICE, INC.  The following summarizes the highest four ratings used by Moody’s Investors Service, Inc. (“Moody’s”) for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Advisor:

Aaa – Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa – Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

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Baa – Bond obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations which are rated Ba, B, Caa, Ca or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Advisor.  Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.  Obligations rated B are considered speculative and are subject to high credit risk.  Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Debt Ratings – There are three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3.  In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.  MIG ratings expire at the maturity of the obligation.

MIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings – In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

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VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

FITCH RATINGS.  The following summarizes the highest four ratings used by Fitch, Inc. (“Fitch”):

Long-Term Ratings

AAA – Highest credit quality.  The rating AAA denotes that the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality.  The rating AA denotes a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality.  The rating A denotes a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

BBB – Good credit quality.  The rating BBB indicates that there is currently a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Advisor to be investment-grade securities.  Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing.  BB is considered speculative and B is considered highly speculative.  Securities rated CCC, CC and C are regarded as a high default risk.  A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default.  Securities rated DDD, D and D indicate a default has occurred.

Short-Term Ratings

F1 – Highest credit quality.  The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

F2 – Good credit quality.  The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

F3 – Fair credit quality.  The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B – Speculative.  The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

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Short-term rates B, C and D by Fitch are considered by the Advisor to be below investment-grade securities.  Short-term securities rated B are considered speculative, securities rated C have a high default risk and securities rated D denote actual or imminent payment default.

 (+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to long-term ratings “AAA” category or to the categories below “CCC,” nor to short-term ratings other than “F1.”  The suffix “NR” indicates that Fitch does not publicly rate the issuer or issue in question.

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APPENDIX B– PROXY VOTING POLICIES

The following proxy voting policies are provided:

(1)	the Trust’s Proxy Voting and Disclosure Policy and
(2)	the Advisor’s Proxy Voting and Disclosure Policy, including a detailed description of the Advisor’s specific proxy voting guidelines.

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CAPITAL MANAGEMENT INVESTMENT TRUST

PROXY VOTING AND DISCLOSURE POLICY

I.         Introduction

Effective April 14, 2003, the Securities and Exchange Commission (“SEC”) adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940 (“Investment Company Act”) to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the “IC Amendments”).

The IC Amendments require that the Capital Management Investment Trust (“Trust”) and each of its series of shares, the Capital Management Mid-Cap Fund and Capital Management Small-Cap Fund (individually “Fund” and collectively “Funds”), disclose the policies and procedures used to determine how to vote proxies for portfolio securities.  The IC Amendments also require the Funds to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

This Proxy Voting and Disclosure Policy (“Policy”) is designed to ensure that the Funds comply with the requirements of the IC Amendments, and otherwise fulfills their obligations with respect to proxy voting, disclosure, and recordkeeping.  The overall goal is to ensure that each Fund’s proxy voting is managed in an effort to act in the best interests of its shareholders.  While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.        Specific Proxy Voting Policies and Procedures

A.           General

The Trust’s Board of Trustees (“Board”) believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company.  The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Funds’ shareholders.

B.           Delegation to Fund’s Advisor

The Board believes that Capital Management Associates, Inc. (“Advisor”), as the Funds’ investment advisor, is in the best position to make individual voting decisions for each Fund consistent with this Policy.  Therefore, subject to the oversight of the Board, the Advisor is hereby delegated the following duties:

(1)	to make the proxy voting decisions for each Fund; and
(2)
to assist each Fund in disclosing the Fund’s proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

The Board, including a majority of the independent trustees of the Board, must approve the Advisor’s Proxy Voting and Disclosure Policy (“Advisor’s Voting Policy”) as it relates to each Fund.  The Board must also approve any material changes to the Advisor’s Voting Policy no later than four (4) months after adoption by Advisor.

C.           Conflicts

In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment advisor, principal underwriter, or an affiliated

36

person of the Fund, its investment advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders.  For purposes of this Policy a vote shall be considered in the best interest of the Fund’s shareholders (i) when a vote is cast consistent with a specific voting policy as set forth in the Advisor’s Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust’s Proxy Voting Committee (as defined below).  In addition, provided the Advisor is not affiliated with a Fund’s principal underwriter or an affiliated person of the principal underwriter and neither the Fund’s principal underwriter nor an affiliated person of the principal underwriter has influenced the Advisor with respect to a matter to which the Fund is entitled to vote, a vote by the Advisor shall not be considered a conflict between the Fund’s shareholders and the Fund’s principal underwriter or affiliated person of the principal underwriter.

III.      Fund Disclosure

A.	Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

Beginning with a Fund’s next annual update to its Statement of Additional Information (“SAI”) on Form N-1A after July 1, 2003, the Fund shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders.  The Fund will notify shareholders in the SAI and the Fund’s shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund’s website, if applicable, and by reviewing filings available on the SEC’s website at http://www.sec.gov.  The Fund will send this description of the Fund’s Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

B.	Disclosure of the Fund’s Complete Proxy Voting Record

In accordance with Rule 30b1-4 of the Investment Company Act, beginning after June 30, 2004, each Fund shall disclose to its shareholders on Form N-PX the Fund’s complete proxy voting record for the twelve month period ended June 30 by no later than August 31 of each year.

Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

(i)	The name of the issuer of the portfolio security;
(ii)	The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
(iii)	The Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security (if available through reasonably practicable means);
(iv)	The shareholder meeting date;
(v)	A brief identification of the matter voted on;
(vi)	Whether the matter was proposed by the issuer or by a security holder;
(vii)	Whether the Fund cast its vote on the matter;
(viii)	How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(ix)	Whether the Fund cast its vote for or against management.

Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund’s website, if applicable.  If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund’s most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

Each Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified

37

toll-free (or collect) telephone number, or (if applicable) on or through the Fund’s website at a specified Internet address; and (2) on the SEC’s website.  If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund’s most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

IV.       Recordkeeping

The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)	A copy of this Policy;
(ii)	Proxy statements received regarding each Fund’s securities;
(iii)	Records of votes cast on behalf of each Fund; and
(iv)	A record of each shareholder request for proxy voting information and the Fund’s response, including the date of the request, the name of the shareholder, and the date of the response.

The foregoing records may be kept as part of the Advisor’s records.

The Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

V.         Proxy Voting Committee

A.           General

The proxy voting committee of the Trust (“Proxy Voting Committee”) shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide.  The purpose of the Proxy Voting Committee shall be to determine how a Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand.

B.           Powers and Methods of Operation

The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee.  The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine.  The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee.  The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary.  The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust’s records.  The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.

VI.       Other

This Policy may be amended, from time to time, as determined by the Board.

Adopted as of this 22nd day of May, 2003.

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Capital Management Associates, Inc.

Proxy Voting Policies and Procedures

Effective March 10, 2003, the Securities and Exchange Commission (“SEC”) adopted a new rule and rule amendments under the Investment Advisers Act of 1940.  Rule 206(4)-6 imposes a number of requirements on investment advisors that have voting authority with respect to securities held in their clients’ accounts.

These written policies and procedures are designed to reasonably ensure that Capital Management Associates votes proxies in the best interest of clients who have given Capital Management Associates voting authority and describes how Capital Management Associates addresses material conflicts between its interests and those of its clients with respect to proxy voting.  In accordance with the requirements of the new Rule, Policies and Procedures for Capital Management Associates are herewith provided.

Proxy Voting
Capital Management Associates, unless otherwise directed by our clients, will research, vote and record all proxy ballots for the security positions we maintain on our client’s behalf.  To execute this responsibility CMA relies on Institutional Shareholder Service (ISS) to provide proxy research and recommendations, as well as record keeping.

We have fully reviewed and approved the ISS Proxy Voting Guidelines and follow their recommendations on most issues brought to a shareholder vote.

In the rare instance where our research or security analyst believes that an ISS recommendation would be to the detriment of our investment clients, we can and will override the ISS recommendation through a manual vote.  The final authorization to override an ISS recommendation must be approved by the Director of Research or President of Capital Management Associates.  A written record supporting the decision to override the ISS recommendation will be maintained.

Proxy Voting Process
A portfolio company’s custodian, in advance of each company’s annual or special meeting provides ISS with the appropriate proxies to be voted.  ISS is responsible for maintaining records of all proxy statements received and all votes cast.  The compliance officer at Capital Management Associates is responsible for maintaining copies of all proxy policies and procedures and for determining when a potential conflict of interest exists (see “Conflicts of Interest” below

Capital Management Associates will provide copies of the policies and procedures to clients upon request.  Clients can obtain information on how their proxies were voted and request copies of the proxy voting policies and procedures by calling Capital Management Associates at (212) 320-2008.

Conflicts of Interest
Resolving Potential Conflicts of Interest:
Each proxy is reviewed by the portfolio management staff to identify potential conflicts of interest in regard to the proxy voting process.  Examples of potential conflicts of interest include:

1	The advisor manages a pension plan for a portfolio company whose management is soliciting proxies
2	The advisor has a material business relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast
3	The advisor or its principals have a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

In cases where a potential conflict of interest exists, ISS will vote in accordance with ISS recommendations if application of such recommendations to the matter at hand involve little discretion on the part of the adviser.  If such recommendations do not apply or involve adviser discretion, then the adviser will either  disclose the conflict to the client and obtain their consents before voting or suggest that the client engage another party to determine how the proxies should be voted

Other
Capital Management Associates reserves the right to amend and revise this policy without notice at any time.

This policy is dated September 17, 2004.

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U.S. Proxy Voting Guidelines Concise Summary
(Digest of Selected Key Guidelines)

January 15, 2009

Copyright © 2009 by RiskMetrics Group.

The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of RiskMetrics 2009 proxy voting guidelines can be found in the Jan. 15, 2009, edition of the U.S. Proxy Voting Manual.

All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group   is a trademark used herein under license.

Risk Management  |  RiskMetrics Labs  |  ISS Governance Services  |  Financial Research & Analysis

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1. Operational Items:

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;
•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;
•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees Vote

CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging  in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;
•	The length of rotation specified in the proposal;
•	Any significant audit-related issues at the company;
•	The number of Audit Committee meetings held each year;
•	The number of financial experts serving on the committee; and
•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2. Board of Directors:

Voting on Director1 Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD2 from individual directors who:

•
Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company  provides meaningful public or private disclosure explaining the director’s absences, evaluate the  information on a CASE-BY-CASE basis taking into account the following factors:

- Degree to which absences were due to an unavoidable conflict;

1	RiskMetrics’ classification of directors can be found in U.S. Proxy Voting Guidelines Summary.

2
In general, companies with a plurality vote standard use “Withhold” as the valid opposition vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid opposition vote for the particular company.

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- Pattern of absenteeism; and
- Other extraordinary circumstances underlying the director’s absence;
•	Sit on more than six public company boards;
•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own-- withhold only at their outside boards.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

•
The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

•	The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;
•
The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not  commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a  commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for  this issue;

•
The board failed to act on a shareholder proposal that received approval by a majority of the shares  outstanding the previous year (a management proposal with other than a FOR recommendation by  management will not be considered as sufficient action taken);

•
The board failed to act on a shareholder proposal that received approval of the majority of shares cast  for the previous two consecutive years (a management proposal with other than a FOR  recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;
•
At the previous board election, any director received more than 50 percent withhold/against votes of  the shares cast and the company has failed to address the underlying issue(s) that caused the high  withhold/against vote;

•
The board is classified, and a continuing director responsible for a problematic governance issue at the  board/committee level that would warrant a withhold/against vote recommendation is not up for  election- any or all appropriate nominees (except new) may be held accountable;

•
The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
•	The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;
•	The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive;

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•	The company receives an adverse opinion on the company’s financial statements from its auditor; or
•
There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue  legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are indentified, such as: fraud; misapplication of GAAP; and material  weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted  against the members of the Audit Committee who are responsible for the poor accounting practices, or the  entire board.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee if:

•	There is a negative correlation between the chief executive’s pay and company performance (see discussion under Equity Compensation Plans);
•	The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;
•	The company fails to submit one-time transfers of stock options to a shareholder vote;
•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;
•	The company has backdated options (see “Options Backdating” policy);

The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing features:

•
Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as  a lead director.) The duties should include, but are not limited to, the following:

- presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;
- serves as liaison between the chairman and the independent directors;
- approves information sent to the board;
- approves meeting agendas for the board;
- approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;
- has the authority to call meetings of the independent directors;
- if requested by major shareholders, ensures that he is available for consultation and direct communication;
•	Two-thirds independent board;

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•	All independent key committees;
•	Established governance guidelines;
•
A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO  position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:
- Egregious compensation practices;
- Multiple related-party transactions or other issues putting director independence at risk;
- Corporate and/or management scandals;
- Excessive problematic corporate governance provisions; or
- Flagrant board or management actions with potential or realized negative impact on shareholders.

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not  conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that provides guidelines so that the company will promptly address the situation of a holdover director.

Performance/Governance Evaluation for Directors

Vote WITHHOLD/AGAINST on all director nominees if the board lacks accountability and oversight, coupled with  sustained poor performance relative to peers, measured by one- and three-year total shareholder returns in  the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Evaluate board accountability and oversight at companies that demonstrate sustained poor performance.

Problematic provisions include but are not limited to:

•	a classified board structure;
•	a supermajority vote requirement;
•	majority vote standard for director elections with no carve out for contested elections;
•	the inability of shareholders to call special meetings;
•	the inability of shareholders to act by written consent;
•	a dual-class structure; and/or
•	a non-shareholder approved poison pill.

If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight,  also take into consideration the company’s five-year total shareholder return and five-year operational metrics  in the evaluation.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

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•	Management’s track record;
•	Background to the proxy contest;
•	Qualifications of director nominees (both slates);
•	Strategic plan of dissident slate and quality of critique against management;
•	Likelihood that the proposed goals and objectives can be achieved (both slates);
•	Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50% of the directors to be elected is contested in the election;
•	One or more of the dissident’s candidates is elected;
•	Shareholders are not permitted to cumulate their votes for directors; and
•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4. Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/ nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposal.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has  adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a  shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or
•
The board, in exercising its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this “fiduciary out” will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

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Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;
•	A term of no more than three years;
•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;
•
Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek  a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:

•	the trigger (NOL pills generally have a trigger slightly below 5%);
•	the value of the NOLs;
•	the term;
•	shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and
•	other factors that may be applicable.

In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be  considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval,  does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly  public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or  reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for  this issue.

5. Mergers and Corporate Restructurings

Overall Approach

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•
Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?  While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
•
Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.  Management should also have a favorable track record of successful integration of historical acquisitions.

•
Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

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•
Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The change-in-control figure presented in the “RMG Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•
Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation

Reincorporation Proposals

Evaluate management or shareholder proposals to change a company’s state of incorporation on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;
•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and
•	Comparison of corporation laws of original state and destination state

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;
•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;
•	The board’s governance structure and practices; and
•	Risks to shareholders of not approving the request.

Vote FOR proposals to approve increases beyond the allowable cap when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Preferred Stock

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Specific reasons/ rationale for the proposed increase;
•	The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;
•	The board’s governance structure and practices; and
•	Risks to shareholders of not approving the request.

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RiskMetrics Group	www.riskmetrics.com

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;
•	The plan expressly permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval;
•
The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect  between CEO pay and the company’s performance where over 50 percent of the year-over-year  increase is attributed to equity awards;

•	The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;
•
The plan provides for the acceleration of vesting of equity awards even though an actual change in  control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a  tender offer); or

•	The plan is a vehicle for poor pay practices.

Poor Pay Practices

Vote AGAINST or WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withhold vote recommendations:

•	Egregious employment contracts - Contracts containing multi-year guarantees for salary increases, bonuses and equity compensation;
•	Excessive perks/tax reimbursements:
	-	Overly generous perquisites, which may include, but are not limited to the following: personal use of corporate aircraft, personal security system maintenance and/or installation, car allowances;
	-	Reimbursement of income taxes on executive perquisites or other payments;
	-	Perquisites for former executives, such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;

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RiskMetrics Group	www.riskmetrics.com

Abnormally large bonus payouts without justifiable performance linkage or proper disclosure - Performance  metrics that are changed, canceled or replaced during the performance period without adequate  explanation of the action and the link to performance;

•	Egregious pension/SERP (supplemental executive retirement plan) payouts:
	-	Inclusion of additional years of service not worked that result in significant payouts;
	-	Inclusion of performance-based equity awards in the pension calculation;
•	New CEO with overly generous new hire package:
	-	Excessive “make whole” provisions;
	-	Any of the poor pay practices listed in this policy;
•	Excessive severance and/or change in control provisions:
	-	Inclusion of excessive change in control or severance payments, especially those with a multiple in excess of 3X cash pay;
	-	Payments upon an executive’s termination in connection with performance failure;
	-	Change in control payouts without loss of job or substantial diminution of job duties (single-triggered);
-
New or materially amended employment or severance agreements that provide for modified single triggers, under which an executive may voluntarily leave for any reason and still receive  the change-in-control severance package;

	-	Liberal change in control definition in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;
	-	New or materially amended employment or severance agreements that provide for an excise tax gross-up. Modified gross-ups would be treated in the same manner as full gross-ups;
	-	Perquisites for former executives such as car allowances, personal use of corporate aircraft or other inappropriate arrangements;
•	Dividends or dividend equivalents paid on unvested performance shares or units;
•	Poor disclosure practices:
	-	Unclear explanation of how the CEO is involved in the pay setting process;
	-	Retrospective performance targets and methodology not discussed;
	-	Methodology for benchmarking practices and/or peer group not disclosed and explained;
•	Internal Pay Disparity:
	-	Excessive differential between CEO total pay and that of next highest paid named executive officer (NEO);
•	Options backdating (covered in a separate policy);
•	Other excessive compensation payouts or poor pay practices at the company.

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RiskMetrics Group	www.riskmetrics.com

Other Compensation Proposals and Policies

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. Vote AGAINST these resolutions in cases where boards have failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.

For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices:

Relative Considerations:
•	Assessment of performance metrics relative to business strategy, as discussed and explained in the CD&A;
•	Evaluation of peer groups used to set target pay or award opportunities;
•	Alignment of company performance and executive pay trends over time (e.g., performance down: pay down);
•	Assessment of disparity between total pay of the CEO and other Named Executive Officers (NEOs).
Design Considerations:
•	Balance of fixed versus performance-driven pay;
•	Assessment of excessive practices with respect to perks, severance packages, supplemental executive pension plans, and burn rates.
Communication Considerations:
•
Evaluation of information and board rationale provided in CD&A about how compensation is determined  (e.g., why certain elements and pay targets are used, and specific incentive plan goals, especially  retrospective goals);

•	Assessment of board’s responsiveness to investor input and engagement on compensation issues (e.g., in responding to majority-supported shareholder proposals on executive pay topics).

Employee Stock Purchase Plans-- Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock  purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);
•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;
•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

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•	Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;
•	Rationale for the re-pricing--was the stock price decline beyond management’s control?
•	Is this a value-for-value exchange?
•	Are surrendered stock options added back to the plan reserve?
•	Option vesting--does the new option vest immediately or is there a black-out period?
•	Term of the option--the term should remain the same as that of the replaced option;
•	Exercise price--should be set at fair market or a premium to market;
•	Participants--executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration  the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal.

The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time.  Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule.  Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling on companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.

Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock.

Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

Stock Ownership or Holding Period Guidelines

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for

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RiskMetrics Group	www.riskmetrics.com

two years following the termination of their employment, and to report to shareholders regarding this policy.

The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
	-	Rigorous stock ownership guidelines, or
	-	A holding period requirement coupled with a significant long-term ownership requirement, or
	-	A meaningful retention ratio,
•	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.
•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

Tax Gross-Up Proposals

Generally vote FOR proposals asking companies to adopt a policy of not providing tax gross-up payments to executives, except where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to  management employees of the company, such as a relocation or expatriate tax equalization policy.

9. Corporate Social Responsibility (CSR) Issues

Overall Approach

When evaluating social and environmental shareholder proposals, RMG considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;
•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;
•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;
•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;
•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;
•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;
•	What other companies have done in response to the issue addressed in the proposal;
•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;
•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;
•	Whether the subject of the proposal is best left to the discretion of the board;
•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and
•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Genetically Modified Ingredients

Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.

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RiskMetrics Group	www.riskmetrics.com

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

•	The company’s business and the proportion of it affected by the resolution;
•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and
•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs.

Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.

Pharmaceutical Pricing, Access to Medicines, and Product Reimportation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company report on their product pricing policies or their access to medicine policies, considering:

•	The nature of the company’s business and the potential for reputational and market risk exposure;
•	The existing disclosure of relevant policies;
•	Deviation from established industry norms;
•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;
•	Whether the proposal focuses on specific products or geographic regions; and
•	The potential cost and scope of the requested report.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Climate Change

Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering whether:

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RiskMetrics Group	www.riskmetrics.com

•
The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address  related risks and/or opportunities;

•	The company’s level of disclosure is at least comparable to that of industry peers; and
•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Lobbying Expenditures/Initiatives

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:

•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,
•	The company’s current level of disclosure on lobbying strategy, and
•	The impact that the policy issue may have on the company’s business operations.

Political Contributions and Trade Association Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and
•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and
•
The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

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RiskMetrics Group	www.riskmetrics.com

•	Whether or not existing relevant policies are consistent with internationally recognized standards;
•	Whether company facilities and those of its suppliers are monitored and how;
•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;
•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;
•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;
•	The scope of the request; and
•	Deviation from industry sector peer company standards and practices.

Sustainability Reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•
The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame

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PART C

FORM N-1A

OTHER INFORMATION

ITEM 23.          Exhibits

(a)          Declaration of Trust (“Trust Instrument”). 1

(b)          By-Laws. 1

(c)          Certificates for Shares are not issued.  Articles V, VI, VII and X of the Declaration of Trust, previously filed as Exhibit (a) hereto, define the rights of holders of Shares. 1

(d)(1)      Amended and Restated Investment Advisory Agreement between the Capital Management Investment Trust and Capital Management Associates, Inc., as Advisor, with respect to the Capital Management Mid-Cap Fund. 3

(d)(2)      Amended and Restated Investment Advisory Agreement between the Capital Management Investment Trust and Capital Management Associates, Inc., as Advisor, with respect to the Capital Management Small-Cap Fund. 3

(e)(1)      Distribution Agreement between the Capital Management Investment Trust and Wellington Shields & Co., LLC, as Distributor, with respect to the Capital Management Mid-Cap Fund.

(e)(2)      Distribution Agreement between the Capital Management Investment Trust and Wellington Shields & Co., LLC, as Distributor, with respect to the Capital Management Small-Cap Fund.

(f)           Not Applicable.

(g)(1)      Custody Agreement between the Capital Management Investment Trust and U.S. Bank National Association, as Custodian. 6

(g)(2)      Custody Agreement between the Capital Management Investment Trust and U.S. Bank National Association, as Custodian. 6

(h)(1)      Investment Company Services Agreement between the Capital Management Investment Trust and Matrix Capital Group, Inc., as Administrator and Transfer Agent. 6

(h)(2)      Amended and Restated Expense Limitation Agreement between the Capital Management Investment Trust and Capital Management Associates, Inc. with respect to the Capital Management Mid-Cap Fund. 4

(h)(3)      Amended and Restated Expense Limitation Agreement between the Capital Management Investment Trust and Capital Management Associates, Inc. with respect to the Capital Management Small-Cap Fund. 4

(h)(4)      Sub-Distribution Agreement between the Capital Management Investment Trust, Wellington Shields & Co., LLC. and Matrix Capital Group, Inc. with respect to the Capital Management Mid-Cap Fund.

(h)(5)      Sub-Distribution Agreement between the Capital Management Investment Trust, Wellington Shields & Co., LLC and Matrix Capital Group, Inc. with respect to the Capital Management Small-Cap Fund.

(i)           Opinion and Consent of Dechert Price & Rhoads, Counsel, regarding the legality of the securities registered with respect to the Capital Management Mid-Cap Fund. 2

(j)           Consent of BBD, LLP, Independent Registered Public Accounting Firm, with respect to the Capital Management Mid-Cap Fund and Capital Management Small-Cap Fund. 7

(k)          Not applicable.

(l)           Initial Capital Agreement. 1

(m)(1)     Amended and Restated Distribution Plan under Rule 12b-1 for the Capital Management Mid-Cap Fund. 3

(m)(2)     Amended and Restated Distribution Plan under Rule 12b-1 for the Capital Management Small-Cap Fund. 3

(n)          Amended and Restated Rule 18f-3 Multi-Class Plan. 3

(p)(1)      Amended and Restated Code of Ethics for the Capital Management Investment Trust. 5

(p)(2)      Amended and Restated Code of Ethics for Capital Management Associates, Inc. 5

(p)(3)      Code of Ethics for Wellington Shields & Co., LLC.

(q)          Powers of Attorney. 6

1	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 3 to Registration Statement on Form N-1A filed on March 26, 1996 (File No. 33-85242).
2	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 6 to Registration Statement on Form N-1A filed on October 29, 1998 (File No. 33-85242).
3	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 9 to Registration Statement on Form N-1A filed on April 2, 2001 (File No. 33-85242).
4	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 14 to Registration Statement on Form N-1A filed on March 30, 2006 (File No. 33-85242).
5	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 16 to Registration Statement on Form N-1A filed on March 31, 2008 (File No. 33-85242)
6	Incorporated herein by reference to Capital Management Investment Trust’s Post-Effective Amendment No. 17 to Registration Statement on Form N-1A filed on March 31, 2009 (File No. 33-85242)
7	To be filed by amendment.

ITEM 24.          Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Trust.

ITEM 25.          Indemnification

The Trust’s Declaration of Trust, Investment Advisory Agreements, Administration Agreement, and Distribution Agreements provide for indemnification of certain persons acting on behalf of the Trust.

Article V, Section 5.4 of the Trust’s Declaration of Trust states:

1.
Subject only to the provisions hereof, every person who is or has been a Trustee, officer, employee or agent of the Trust and every person who serves at the Trustees request as director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise or is threatened by virtue of his being or having been a Trustee, officer, employee or agent of the Trust or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Trust and against amounts paid or incurred by him in the compromise or settlement thereof.

2.
The words “claim”, “action”, “suit”, or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words “liabilities” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

3.	No indemnification shall be provided hereunder to a Trustee or officer:

a.
against any liability to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (“disabling conduct”);

b.
with respect to any matter as to which he shall, by the court or other body by or before which the proceeding was brought or engaged, have been finally adjudicated to be liable by reason of disabling conduct;

c.
in the absence of a final adjudication on the merits that such Trustee or officer did not engage in disabling conduct, unless a reasonable determination, based upon a review of the facts that the person to be indemnified is not liable by reason of such conduct, is made:

i.	by vote of a majority of a quorum of the Trustees who are neither Interested Persons nor parties to the proceedings; or

ii.	by independent legal counsel, in a written opinion.

4.
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee, officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors and administrators of such a person; provided, however, that no person may satisfy any right of indemnity or reimbursement granted herein except out of the property of the Trust, and no other person shall be personally liable to provide indemnity or reimbursement hereunder (except an insurer or surety or person otherwise bound by contract).

5.
Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.4 may be paid by the Trust prior to final disposition thereof upon receipt of a written undertaking by or on behalf of the Trustee, officer, employee or agent to reimburse the Trust if it is ultimately determined under this Section 5.4 that he is not entitled to indemnification. Such undertaking shall be secured by a surety bond or other suitable insurance or such security as the Trustees shall require unless a majority of a quorum of the Trustees who are neither Interested Persons nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based on readily available facts, that there is reason to believe that the indemnitee ultimately will be found to be entitled to indemnification.

The Bylaws of the Trust contain similar indemnification provisions.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (“Act”) may be permitted to Trustees, officers and controlling persons of the Capital Management Investment Trust pursuant to the foregoing provisions, or otherwise, the Capital Management Investment Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Capital Management Investment Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Capital Management Investment Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Capital Management Investment Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.          Business and Other Connections of the Investment Advisor

See the Statements of Additional Information section entitled “Management And Other Service Providers” of the Funds and the Investment Advisor’s Form ADV filed with the Commission, which are hereby incorporated by reference, for the activities and affiliations of the officers and directors of the Investment Advisor of the Capital Management Investment Trust. Except as so provided, to the knowledge of the Capital Management Investment Trust, none of the directors or executive officers of the Investment Advisor is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Investment Advisor currently serves as investment advisor to numerous institutional and individual clients.

ITEM 27.          Principal Underwriter

(a)          Wellington Shields & Co., LLC is underwriter and distributor for the Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund.

(b)

(1)	(2)	(3)
Name and Principal Business Address	Position(s) and Offices With Underwriter	Position(s and Offices With Registrant
Joseph V. Shields, Jr. 140 Broadway New York, New York 10005	Chairman and Managing Member	Trustee
David V. Shields 140 Broadway New York, New York 10005	Vice Chairman and Managing Member	Trustee
Ralph J. Scarpa 140 Broadway New York, New York 10005	Co-Chief Executive Officer and Managing Member	President, Principal Executive Officer, and Principal Financial Officer
Christopher F. Meyer 140 Broadway New York, New York 10005	Chief Compliance Office	Chief Compliance Officer
Thomas W. Grant 140 Broadway New York, New York 10005	Co-Chief Executive Officer and Managing Member
Charles H. Wellington 140 Broadway New York, New York 10005	Vice Chairman and Managing Member
Philip Curcuru 140 Broadway New York, New York 10005	Chief Financial Officer and Chief Operating Officer
Paul I. Gulden Jr. 140 Broadway New York, New York 10005	Managing Member
Laurence A. Shadek 140 Broadway New York, New York 10005	Managing Member, Secretary
Marguerite Kircher 140 Broadway New York, New York 10005	SROP/CROP
Kevin VanCleve 140 Broadway New York, New York 10005	MSRB Principal

(c)          Not applicable.

ITEM 28.          Location of Accounts and Records

All account books and records not normally held by U.S. Bank, N.A., the Custodian to the Registrant, are held by the Registrant in the offices of Matrix Capital Group, Inc., Fund Accountant, Administrator and Transfer Agent to the Registrant; or by Capital Management Associates, Inc., the Advisor to the Registrant.

The address of U.S. Bank, N.A. is 425 Walnut Street, Cincinnati, Ohio 45202. The address of Matrix Capital Group, Inc. is 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, Pennsylvania  19090-1904. The address of Capital Management Associates, Inc. is 140 Broadway, New York, New York 10005.

ITEM 29.          Management Services

Not applicable.

ITEM 30.          Undertakings

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(a) under the Securities Act and has duly caused this Post-Effective Amendment No. 18 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Willow Grove, and State of Pennsylvania on this 28th day of January, 2010.

CAPITAL MANAGEMENT INVESTMENT TRUST

By:	/s/ David F. Ganley
David F. Ganley, Secretary
and Assistant Treasurer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 18 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*
Lucius E. Burch, Trustee	Date

*
Paul J. Camilleri, Trustee,	Date

*
Ralph J. Scarpa, President,	Date
Principal Executive Officer, and
Principal Financial Officer

*
David V. Shields, Trustee	Date

*
Joseph V. Shields, Trustee and Chairman	Date

*
Anthony J. Walton, Trustee	Date

/s/ Larry E. Beaver, Jr.	January 28, 2010
Larry E. Beaver, Jr., Treasurer and Assistant	Date
Secretary

/s/ David F. Ganley	January 28, 2010
David F. Ganley., Secretary and Assistant Treasurer

*By:	/s/ David F. Ganley	January 28, 2010
	David F. Ganley	Date
Secretary and Assistant Treasurer
Attorney-in-Fact

INDEX TO EXHIBITS

(FOR POST-EFFECTIVE AMENDMENT NO. 18 TO ITS REGISTRATION STATEMENT)

EXHIBIT NO. UNDER PART C OF FORM N-1A	NAME OF EXHIBIT

(e)(1)	Distribution Agreement between the Capital Management Investment Trust and Wellington Shields & Co., LLC, as Distributor, with respect to the Capital Management Mid-Cap Fund.

(e)(2)	Distribution Agreement between the Capital Management Investment Trust and Wellington Shields & Co., LLC, as Distributor, with respect to the Capital Management Small-Cap Fund.

(h)(4)	Sub-Distribution Agreement between the Capital Management Investment Trust, Wellington Shields & Co., LLC and the Matrix Capital Group, Inc. with respect to the Capital Management Mid-Cap Fund.

(h)(5)	Sub-Distribution Agreement between the Capital Management Investment Trust, Wellington Shields & Co., LLC and the Matrix Capital Group, Inc. with respect to the Capital Management Small-Cap Fund.

(p)(3)	Code of Ethics for Wellington Shields & Co., LLC